UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: February 28, 2003

Date of reporting period: August 31, 2003

ITEM 1.    REPORT TO SHAREHOLDERS

WELLS FARGO

FUNDS

Wells Fargo Outlook Funds®

Semi-Annual Report

Wells Fargo Outlook Today Fund®

Wells Fargo Outlook 2010 FundSM

Wells Fargo Outlook 2020 FundSM

Wells Fargo Outlook 2030 FundSM

Wells Fargo Outlook 2040 FundSM

August 31, 2003

WELLS FARGO OUTLOOK FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

OUTLOOK FUNDS SHAREHOLDER LETTER

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Outlook Funds® semi-annual report for the six-month period ended August 31, 2003. On the following pages, you will find a discussion of the Wells Fargo Outlook Funds, including performance highlights, strategic outlook, and facts and figures about each Fund’s portfolio.

THE ECONOMY: A WEAK RECOVERY

With the economy mired in weakness at the beginning of the reporting period, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in half a century. Still, unemployment remained relatively high and a record fiscal year 2003 federal budget deficit suggested that tax revenues were not growing nearly fast enough to cover spending demands of the war and other programs. On the plus side, consumer spending remained a positive factor for the economy. In the final months of the period, business confidence improved, followed by a gradual increase in new orders. Although firms remained cautious about increased hiring, the number of layoff announcements had fallen to a two-year low.

STOCKS: STRONGEST RALLY IN FOUR YEARS

The S&P 500 Index returned 20.87% for the six-month reporting period, with small- and mid-cap domestic stocks outperforming large cap stocks. Similar to how uncertainty leading up to the war in Iraq caused stocks to stumble in early 2003, the war’s launch and relatively brief engagement caused stocks to rally as investors became more confident about the future. In the early stages of the rally, stronger sentiment drove the market higher—particularly hopes that the economy was not as fragile as investors feared. By period end, the market was driven by news about the improving health of the economy.

BONDS: BEGINNING TO WANE

Generally speaking, bonds have done well over the past three years, providing a strong counterpoint to declining stocks during that time. However, long- and intermediate-term U.S. government bonds underperformed equities during the reporting period. Returns for mortgage-backed bonds were restrained by record financing early in the period, as investors in such bonds saw their capital returned earlier than expected. Later in the period, bond yields—and hence mortgage rates—began increasing, the cost of borrowing rose sharply and the rate of mortgage refinancing declined.

LOOKING AHEAD: POSITIVE OUTLOOK FOR STOCKS COULD SIGNAL A CHALLENGING TIME FOR BONDS

An improving economy could be a positive sign for stocks, and investors are hopeful of the possibility of low interest rates, contained inflation and increased corporate profits. Such an environment is typically more challenging for bonds, however, because interest rates typically rise when the economy strengthens. Worsening federal budget deficits are also a major concern, since massive U.S. government borrowing would exert upward pressure on interest rates and inflation. Although some of the U.S. dollar’s weakness has unwound lately, the dollar’s fall over the past twelve months should continue to boost corporate earnings overseas. The improvement in sentiment towards the U.S. dollar makes the currency a little more attractive, although it continues to be weighed down by its relative overvaluation and the unattractive level of U.S. interest rates.

During this period of mixed economic data, it is important to ensure that your investment portfolio is properly allocated. The Wells Fargo Outlook Funds are globally diversified allocation funds designed to maximize assets while gradually reducing the potential for investment risk over specific periods of time. Each Wells Fargo Outlook Fund’s portfolio may be allocated across asset classes covering a variety of equity, fixed-income and cash investments and may include international exposure.

We would like to thank you for your investment in Wells Fargo Funds. Please know that through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

WELLS FARGO OUTLOOK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO OUTLOOK FUNDS

INVESTMENT OBJECTIVE

Each of the Wells Fargo Outlook Funds (each, a Fund, and collectively, the Funds) seeks to provide investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Barclays Global Fund Advisors

FUND MANAGERS

Team Managed

INCEPTION DATE

03/01/94

PERFORMANCE HIGHLIGHTS

During most of the six-month reporting period that ended August 31, 2003, economic recovery remained sluggish, although near the end of the period the recovery began to gain momentum. During the period, the S&P 500 Index returned 20.87%, with small- and mid-cap stocks being the best performers.

Performance of all of the Wells Fargo Outlook Funds during the reporting period was driven by the positive performance of the stock market. The Wells Fargo Outlook Today Fund Class A shares returned 7.47%,1 excluding sales charges, over the six-month reporting period, underperforming the other Wells Fargo Outlook Funds due to its greater exposure to bonds. The Wells Fargo Outlook Today Fund, a Fund suited to investors with short-term investment horizons, completed the six-month period with an allocation of 33% stocks, 65% bonds and 2% cash.

The Wells Fargo Outlook 2010 Fund Class A shares returned 10.69%,1 excluding sales charges, over the six-month reporting period.

The Wells Fargo Outlook 2020 Fund, with a higher percentage of equities than the Wells Fargo Outlook 2010 and Outlook Today Funds, also performed better than those Wells Fargo Outlook Funds with higher exposure to bonds. The Fund’s Class A shares returned 13.46%,1 excluding sales charges, over the six-month reporting period.

The Wells Fargo Outlook 2030 Fund Class A shares returned 15.78%,1 excluding sales charges, over the six-month reporting period.

The Wells Fargo Outlook 2040 Fund Class A shares returned 18.33%,1 excluding sales charges, over the six-month reporting period. As equity prices rose, the Wells Fargo Outlook Funds with longer time horizons and consequently higher equity allocations, such as the Wells Fargo Outlook 2040 Fund with 85% of its portfolio invested in stocks as of August 31, 2003, outperformed the Wells Fargo Outlook Funds with shorter time horizons and lower equity allocations. By 2040, the Wells Fargo Outlook 2040 Fund should resemble the Wells Fargo Outlook Today Fund in its present composition, with adjustments reflecting market conditions at that time.

The majority of the domestic equity holdings for each of the Funds was invested in stocks of the S&P 500 Index. All of the sectors of the S&P 500 Index reported positive returns for the reporting period, with the Information Technology, Financial, and Consumer Discretionary sectors reporting the best performance.

A number of factors help to explain the performance of the equity market during the reporting period. Corporate earnings continued to improve, perhaps signaling that an increase in capital spending and new hiring may be on the horizon. Although consumer confidence was tenuous during the reporting period, apparently due to the joblessness of the current recovery, consumer spending remained strong and provided the safety net the economy needed to avoid slipping.

As various signs of economic improvement began to appear, bonds began to lose some of their recent gains, driving yields up from their previously low levels. The Funds’ worst performing holdings were long-term U.S. government bonds, followed by intermediate-term U.S. government bonds and cash.

STRATEGIC OUTLOOK

We believe that, although the economy is showing signs of improvement, the flow of good news will remain at a trickle rather than a flood. The lackluster labor market continues to dampen the economic recovery. An improvement in the labor market could translate into increased consumer spending, although at a slower pace than previous recoveries, due to the potential for rising interest rates. If firms cannot count on a sharp rise in consumer spending to use up their excess capacity, then they may be unlikely to raise their capital spending as much as they did during previous upturns.

PERFORMANCE HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

AVERAGE ANNUAL TOTAL RETURNS1 (%) (AS OF AUGUST 31, 2003)

	With Load[2]				Without load
Fund Name	6-months*	1-Year	5-Year	Life of Fund (3/1/94)	6-months*	1-Year	5-Year	Life of Fund (3/1/94)

Wells Fargo Outlook Today Fund – A	1.25	(0.40)	2.95	5.06	7.47	5.65	4.18	5.72

Wells Fargo Outlook Today Fund – B	2.19	0.11	3.29	5.20	7.19	5.11	3.64	5.20

Wells Fargo Outlook Today Fund – C	5.06	2.95	3.41	5.08	7.10	5.03	3.62	5.19

Wells Fargo Outlook Today Fund – I	7.62	6.05	4.36	5.81	7.62	6.05	4.36	5.81

Wells Fargo Outlook 2010 Fund – A	4.28	0.75	2.68	6.45	10.69	6.93	3.90	7.12

Wells Fargo Outlook 2010 Fund – B	5.32	1.35	3.00	6.55	10.32	6.35	3.35	6.55

Wells Fargo Outlook 2010 Fund – C	8.29	4.32	3.14	6.44	10.34	6.38	3.35	6.55

Wells Fargo Outlook 2010 Fund – I	10.86	7.28	4.04	7.19	10.86	7.28	4.04	7.19

Wells Fargo Outlook 2020 Fund – A	6.96	1.34	1.65	6.79	13.46	7.51	2.87	7.46

Wells Fargo Outlook 2020 Fund – B	8.09	1.94	1.98	6.90	13.09	6.94	2.35	6.90

Wells Fargo Outlook 2020 Fund – C	11.05	4.84	2.12	6.78	13.12	6.89	2.33	6.89

Wells Fargo Outlook 2020 Fund – I	13.58	7.80	3.08	7.58	13.58	7.80	3.08	7.58

Wells Fargo Outlook 2030 Fund – A	9.11	2.34	1.22	7.22	15.78	8.55	2.43	7.89

Wells Fargo Outlook 2030 Fund – B	10.35	2.99	1.54	7.32	15.35	7.99	1.91	7.32

Wells Fargo Outlook 2030 Fund – C	13.27	5.87	1.68	7.19	15.37	7.97	1.88	7.30

Wells Fargo Outlook 2030 Fund – I	15.90	8.87	2.61	7.99	15.90	8.87	2.61	7.99

Wells Fargo Outlook 2040 Fund – A	11.53	3.71	0.62	7.48	18.33	10.07	1.83	8.15

Wells Fargo Outlook 2040 Fund – B	12.93	4.46	0.91	7.56	17.93	9.46	1.30	7.56

Wells Fargo Outlook 2040 Fund – C	15.81	7.42	1.09	7.44	17.94	9.48	1.29	7.56

Wells Fargo Outlook 2040 Fund – I	18.58	10.37	2.05	8.28	18.58	10.37	2.05	8.28

iMoneyNet All Taxable Money Fund Average[3]					0.33	0.84	3.47	4.10

Lehman Brothers Aggregate Bond Index[4]					(0.36)	4.36	6.56	7.04

Morgan Stanley Capital International/ Europe, Australasia and Far East Index[5]					22.65	9.11	(0.68)	1.81

Russell 3000 Index[6]					22.82	13.93	3.51	10.07

S&P 500 Index[7]					20.87	12.06	2.48	10.39

Wilshire 5000 Index[8]					23.56	14.87	3.53	9.84
*	Returns for periods of less than one year are not annualized.

WELLS FARGO OUTLOOK FUNDS	PERFORMANCE HIGHLIGHTS

Wells Fargo Outlook Today Fund

Wells Fargo Outlook 2020 Fund

Wells Fargo Outlook 2040 Fund

Wells Fargo Outlook 2010 Fund

Wells Fargo Outlook 2030 Fund

PORTFOLIO ALLOCATION9 (AS OF AUGUST 31, 2003)

FUND CHARACTERISTICS (AS OF AUGUST 31, 2003)

	Wells Fargo Outlook Today Fund	Wells Fargo Outlook 2010 Fund	Wells Fargo Outlook 2020 Fund	Wells Fargo Outlook 2030 Fund	Wells Fargo Outlook 2040 Fund
Weighted Average Coupon of Bond Portfolio	4.22%	4.62%	4.77%	6.05%	7.31%
Weighted Average Maturity of Bond Portfolio	3.71 years	3.72 years	6.87 years	13.68 years	17.71 years
Estimated Duration of Bond Portfolio	3.25 years	3.25 years	4.69 years	8.09 years	10.08 years
Number of Holdings	756	813	955	949	895

PORTFOLIO ALLOCATION BY ASSET CLASS (AS OF AUGUST 31, 2003)

Asset Class	Wells Fargo Outlook Today Fund	Wells Fargo Outlook 2010 Fund	Wells Fargo Outlook 2020 Fund	Wells Fargo Outlook 2030 Fund	Wells Fargo Outlook 2040 Fund

DOMESTIC STOCKS
Large Cap Growth	9%	15%	19%	23%	28%
Large Cap Value	11%	16%	21%	23%	27%
Mid Cap Growth	1%	2%	2%	3%	4%
Mid Cap Value	0%	0%	3%	4%	5%
Small Cap Growth	1%	2%	2%	2%	1%
Small Cap Value	2%	2%	1%	1%	0%

INTERNATIONAL STOCKS
Europe/Australasia/Far East (except Japan)	7%	9%	12%	15%	16%
Japan	2%	2%	3%	3%	4%

BONDS
Intermediate-Term Government	65%	50%	31%	11%	0%
Long-Term Government	0%	0%	5%	13%	14%

CASH EQUIVALENTS
U.S. Treasury Bills	2%	2%	1%	2%	1%
TOTAL	100%	100%	100%	100%	100%

PERFORMANCE HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

GROWTH OF $10,000 INVESTMENT CHARTS10

WELLS FARGO OUTLOOK FUNDS	PERFORMANCE HIGHLIGHTS

PERFORMANCE HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

1    Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds’ Adviser has committed through June 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds’ returns would have been lower.

Performance shown for Class A, Class B and Class C shares of each of the Wells Fargo Outlook Funds (formerly LifePath Funds) for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the Outlook Today Fund (formerly LifePath Opportunity Fund) for periods prior to August 1, 1998 reflects the performance of the Class A shares of the Outlook Today Fund adjusted to reflect the Class B shares contingent-deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other Outlook Funds for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding Outlook Funds adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the Outlook 2040 Fund (formerly LifePath 2040 Fund) for periods prior to July 1, 1998 reflects the performance of the Class B shares of the Outlook 2040 Fund adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other Outlook Funds for periods prior to December 1, 1998 reflects the performance of the Class B shares of the corresponding Outlook Funds adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each of the Wells Fargo Outlook Funds for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge (“CDSC”) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

3    The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.

4    The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

5    The Morgan Stanley Capital International/Europe, Australasia and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

6     The Fund has selected the Russell 3000 Index to replace the Wilshire 5000 Index going forward because the Russell 3000 Index is more representative of the breadth of the Fund’s holdings. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest in an index.

7    “Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500” and “500” are trademarks of McGraw-Hill, Inc. and have been licensed. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

WELLS FARGO OUTLOOK FUNDS	PERFORMANCE HIGHLIGHTS

8    “Wilshire 5000” is a trademark and “Wilshire” is a service mark of Wilshire Associates Incorporated. The Funds are not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated or any of its subsidiaries or affiliates, and it makes no representation regarding the advisability of investing in the Funds. The Wilshire 5000 Index is comprised of over 6,500 U.S. equity securities with readily available price data. The Index includes all New York Stock Exchange and American Stock Exchange issues, and active over-the-counter equity issues. You cannot invest directly in an index.

9    Portfolio holdings are subject to change.

10    The charts compare the performance of the Wells Fargo Outlook Funds Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE, the iMoneyNet All Taxable Money Fund Average, the Russell 3000 Index and the Wilshire 5000 Index. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value
Common Stock – 33.80%

AGRICULTURAL PRODUCTION CROPS — 0.01%
385	Alico Incorporated	$10,896

AMUSEMENT & RECREATION SERVICES — 0.07%
314	Harrah's Entertainment Incorporated	13,005
584	International Game Technology	15,091
1,170	Penn National Gaming Incorporated†	25,916

		54,012

APPAREL & ACCESSORY STORES — 0.18%
750	Christopher & Banks Corporation†	22,274
1,944	Gap Incorporated	40,610
556	Kohl’s Corporation†	35,167
1,312	Limited Brands	22,252
766	Nordstrom Incorporated	19,970

		140,273

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS — 0.10%
3,402	Benetton Group SpA ADR	69,333
271	Liz Claiborne Incorporated	9,341

		78,674

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS — 0.07%
86	AutoZone Incorporated†	7,894
289	CarMax Incorporated	11,141
1,142	MarineMax Incorporated†	16,582
721	United Auto Group Incorporated†	18,458

		54,075

AUTOMOTIVE REPAIR, SERVICES, & PARKING — 0.03%
682	Ryder System Incorporated	20,480

BANKS — 0.11%
4,413	Sanpaolo IMI SpA ADR	85,171

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS — 0.01%
15	Centex Corporation	1,130
16	KB Home	916
1	MDC Holdings Incorporated	26

		2,072

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS — 0.27%
1,198	Central Garden & Pet Company†	33,340
3,539	Home Depot Incorporated	113,815
1,078	Lowe's Companies Incorporated	59,139
261	Sherwin-Williams Company	7,851

		214,145

BUSINESS SERVICES — 2.17%
690	Adobe Systems Incorporated	26,793
193	Advo Incorporated†	8,521
2,872	Akamai Technologies Incorporated†	11,948

Shares	Security Name	Value
227	Arbitron Incorporated†	$8,394
951	Automatic Data Processing Incorporated	37,954
188	Avocent Corporation†	5,490
1,508	BEA Systems Incorporated†	20,433
1,121	BMC Software Incorporated†	16,456
2,366	Cendant Corporation†	42,541
571	Citrix Systems Incorporated†	11,757
451	Cognizant Technology Solutions Corporation†	15,708
1,409	Computer Associates International Incorporated	36,113
552	Computer Sciences Corporation†	23,499
1,339	Compuware Corporation†	7,967
1,400	Concord EFS Incorporated†	19,390
707	Datastream Systems Incorporated†	6,681
98	Deluxe Corporation	4,185
593	Digimarc Corporation†	9,785
1,332	eBay Incorporated†	73,966
1,614	Electro Rent Corporation	19,336
296	Electronic Arts Incorporated†	26,566
971	Electronic Data Systems Corporation	21,197
2,605	Enterasys Networks Incorporated†	15,031
836	Equifax Incorporated	19,178
982	eUniverse Incorporated†(a)	1,748
809	F5 Networks Incorporated†	15,864
209	Factset Research Systems Incorporated	10,147
1,242	FalconStor Software Incorporated†	7,353
1,323	First Data Corporation	50,803
60	Hudson Highland Group Incorporated†	1,253
110	Hyperion Solutions Corporation†	3,628
1,115	IMS Health Incorporated	21,709
1,042	Interpublic Group of Companies Incorporated	15,786
356	Intuit Incorporated†	16,134
16,604	Microsoft Corporation	440,335
708	Mindspeed Technologies Incorporated†	2,492
800	Monster Worldwide Incorporated†	21,856
468	NCR Corporation†	13,577
723	Novell Incorporated†	3,637
317	Omnicom Group Incorporated	24,758
8,705	Oracle Corporation†	111,250
1,000	PeopleSoft Incorporated†	18,100
757	Radisys Corporation†	13,437
3,567	Rentokil Initial plc ADR	59,242
982	Reuters Group plc ADR	23,195
1,846	SAP AG ADR	55,269
1,300	Secure Computing Corporation†	14,157
1,378	Siebel Systems Incorporated†	13,890
7,434	Sun Microsystems Incorporated†	28,695

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
653	Sungard Data Systems Incorporated†	$18,415
172	Symantec Corporation†	9,878
168	Synopsys Incorporated†	11,459
1,100	Transaction Systems Architects Incorporated Class A†	15,664
1,668	Unisys Corporation†	21,651
721	Vastera Incorporated†	3,915
905	Veritas Software Corporation†	31,204
930	Verity Incorporated†	11,086
700	Websense Incorporated†	16,660
1,264	WPP Group plc ADR	58,005
1,284	Yahoo! Incorporated†	42,886

		1,718,027

CHEMICALS & ALLIED PRODUCTS — 3.46%
2,404	Abbott Laboratories	96,881
439	Air Products & Chemicals Incorporated	20,773
2,644	Akzo Nobel NV ADR	86,274
144	Alberto-Culver Company Class B	8,220
2,061	Amgen Incorporated†	135,820
2,440	AstraZeneca plc ADR	96,746
1,146	Aventis SA ADR	56,154
99	Avery Dennison Corporation	5,420
353	Avon Products Incorporated	22,627
144	Barr Laboratories Incorporated†	9,744
519	Biogen Incorporated†	20,480
2,906	Bristol-Myers Squibb Company	73,725
1,412	Centerpulse ADR	38,858
489	Chiron Corporation†	24,851
421	Clorox Company	18,040
812	Colgate-Palmolive Company	44,887
1,400	Corixa Corporation†	11,130
1,572	Dow Chemical Company	54,281
1,395	E I Du Pont de Nemours & Company	62,412
113	Eastman Chemical Company	4,047
305	Ecolab Incorporated	7,866
1,771	Eli Lilly & Company	117,825
807	Forest Laboratories Incorporated†	37,929
256	Genentech Incorporated†	20,326
555	Genzyme Corporation†	26,168
812	Georgia Gulf Corporation	18,148
97	Gilead Sciences Incorporated†	6,470
1,725	Gillette Company	55,994
3,238	GlaxoSmithKline plc ADR	125,732
743	Great Lakes Chemical Corporation	15,744
432	IDEC Pharmaceuticals Corporation†	15,012
464	International Flavors & Fragrances Incorporated	14,616
900	King Pharmaceuticals Incorporated†	12,645
134	Martek Biosciences Corporation†	6,913
546	MedImmune Incorporated†	19,039
3,343	Merck & Company Incorporated	168,220
842	MGI Pharma Incorporated†	32,493

Shares	Security Name	Value
164	Neurocrine Biosciences Incorporated†	$8,776
3,583	Novartis AG ADR	132,464
1,104	Novo Nordisk A/S ADR	39,468
1,307	OraSure Technologies Incorporated†	11,763
139	OSI Pharmaceuticals Incorporated†	5,296
850	Penwest Pharmaceuticals†	18,598
12,251	Pfizer Incorporated	366,550
245	PPG Industries Incorporated	13,453
197	Praxair Incorporated	12,573
1,614	Procter & Gamble Company	140,886
1,550	Roche Holding AG ADR	118,695
510	Rohm & Haas Company	18,528
2,508	Schering-Plough Corporation	38,097
300	Sepracor Incorporated†	8,076
7,000	Shiseido Company Limited ADR	73,252
111	Sigma-Aldrich Corporation	6,077
2,292	Unifi Incorporated†	15,792
515	Watson Pharmaceuticals Incorporated†	21,167
2,005	WR Grace & Company†	6,755
2,053	Wyeth	87,971

		2,736,747

COMMERCIAL SERVICES — 0.03%
4,900	Stewart Enterprises Incorporated†	20,188

COMMUNICATIONS — 1.96%
778	Alltel Corporation	35,632
1,937	AT&T Corporation	43,195
6,650	AT&T Wireless Services Incorporated†	57,323
1,061	Avaya Incorporated†	11,087
871	Beasley Broadcast Group Incorporated Class A†	12,778
3,874	BellSouth Corporation	97,625
1,139	British Sky Broadcasting Group plc ADR†	48,385
2,005	BT Group plc ADR†	58,847
593	CenturyTel Incorporated	20,613
568	Certegy Incorporated†	17,182
1,302	Clear Channel Communications Incorporated†	58,746
7,624	Comcast Corporation†	226,814
3,827	Deutsche Telekom AG ADR	54,879
168	Echostar Communications Corporation†	6,199
1,569	France Telecom SA ADR	38,911
1	ITC Deltacom Incorporated†	4
170	Liberty Corporation	7,293
1,837	Nextel Communications Incorporated†	35,417
1,658	Nippon Telegraph & Telephone Corporation ADR	36,791
1,502	NTT DoCoMo Incorporated ADR†	38,857
2,349	Qwest Communications International†	10,453

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value
Common Stock (Continued)
6,107	SBC Communications Incorporated	$137,346
2,309	Sprint Corporation (FON Group)	34,104
3,205	Sprint Corporation (PCS Group)†	16,634
699	Telecom Corporation of New Zealand Limited ADR	16,217
2,598	Telefonica SA ADR†	92,229
514	Tivo Incorporated†	5,587
203	Univision Communications Incorporated†	7,610
4,322	Verizon Communications Incorporated	152,654
9,383	Vodafone Group plc ADR	171,709

		1,551,121

CONSTRUCTION SPECIAL TRADE CONTRACTORS — 0.02%
111	EMCOR Group Incorporated†	4,892
193	Whirlpool Corporation	13,429

		18,321

DEPOSITORY INSTITUTIONS — 4.11%
5,236	ABN AMRO Holding NV ADR	92,363
2,122	Allied Irish Banks plc ADR	59,586
1,098	AmSouth Bancorporation	23,651
5,215	Banco Bilbao Vizcaya Argentaria SA ADR	56,061
1,279	Banco Comercial Portugues SA ADR	11,319
5,739	Banco Santander Central Hispano SA ADR	49,241
2,379	Bank of America Corporation	188,536
1,592	Bank of New York Company Incorporated	46,837
2,220	Bank One Corporation	87,623
1,482	Bankunited Financial Corporation Class A†	32,219
3,203	Barclays plc ADR	94,745
1,026	BB&T Corporation	37,470
3,818	BNP Paribas SA ADR	95,111
395	Cascade Bancorp	7,118
1,212	Central Coast Bancorp†	20,859
590	Charter One Financial Incorporated	18,290
416	Chittenden Corporation	11,997
9,319	Citigroup Incorporated	403,979
145	City Bank Lynnwood WA	4,710
272	Coastal Financial Corporation	4,189
293	Comerica Incorporated	14,457
119	Corus Bankshares Incorporated	6,164
1,319	Deutsche Bank AG	76,819
1,062	Fifth Third Bancorp	62,233
196	First Bancorp	6,019
949	First of Long Island Corporation	40,760
153	First Tennessee National Corporation	6,327
1,156	Firstfed America Bancorp Incorporated	23,004
2,213	FleetBoston Financial Corporation	65,483

Shares	Security Name	Value
125	Golden West Financial Corporation	$10,784
2,791	HBOS plc ADR	93,238
2,841	HSBC Holdings plc ADR	182,733
1,334	Huntington Bancshares Incorporated	26,680
634	Itla Capital Corporation†	28,530
4,018	JP Morgan Chase & Company	137,496
1,000	KeyCorp	27,180
727	Marshall & Ilsley Corporation	22,537
131	MB Financial Incorporated	5,633
921	Mellon Financial Corporation	28,873
592	National Australia Bank	59,851
1,093	National City Corporation	34,626
412	New York Community Bancorp Incorporated	12,673
558	Northern Trust Corporation	23,570
330	PNC Financial Services Group	15,708
501	Regions Financial Corporation	17,665
785	SouthTrust Corporation	22,757
784	State Street Corporation	34,457
6,014	Sumitomo Mitsui Financial Group Incorporated	20,978
1,040	Sun Bancorp Incorporated†	22,506
402	SunTrust Banks Incorporated	24,574
1,148	Synovus Financial Corporation	28,069
1,009	Troy Financial Corporation	35,557
555	Union Planters Corporation	17,705
3,939	US Bancorp	94,142
1,037	USB Holding Company Incorporated	19,091
2,439	Wachovia Corporation	102,804
1,662	Washington Mutual Incorporated	64,785
2,915	Wells Fargo & Company‡	146,158
2,472	Westpac Banking Corporation ADR	126,418
771	Wintrust Financial Corporation	27,263
1,088	WSFS Financial Corporation	47,546
999	Yardville National Bancorp	21,978
233	Zions Bancorporation	12,974

		3,244,709

EATING & DRINKING PLACES — 0.17%
1,079	Darden Restaurants Incorporated	23,521
2,416	McDonald's Corporation	54,167
121	PF Chang's China Bistro Incorporated†	5,627
229	Rare Hospitality International Incorporated†	8,720
747	Wendy's International Incorporated	23,568
546	Yum! Brands Incorporated†	16,189

		131,792

EDUCATIONAL SERVICES — 0.06%
405	Apollo Group Incorporated Class A†	25,948
152	Corinthian Colleges Incorporated†	8,748
141	ITT Educational Services Incorporated†	6,112
104	Strayer Education Incorporated	9,932

		50,740

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

ELECTRIC, GAS, & SANITARY SERVICES — 1.34%
2,178	AES Corporation†	$14,113
1,156	Allied Waste Industries Incorporated†	12,785
421	Ameren Corporation	17,893
424	American Electric Power Company Incorporated	12,003
685	American States Water Company	17,139
232	Black Hills Corporation	7,519
2,000	Calpine Corporation†	11,280
815	CenterPoint Energy Incorporated	6,919
212	CH Energy Group Incorporated	9,381
523	Cinergy Corporation	17,897
764	CMS Energy Corporation†	5,096
464	Consolidated Edison Incorporated	18,342
607	Constellation Energy Group Incorporated	22,089
516	Dominion Resources Incorporated	31,259
434	DTE Energy Company	15,151
2,159	Duke Energy Corporation	36,876
1,802	E.ON AG ADR	93,596
1,252	Edison International†	23,613
1,456	El Paso Corporation	10,687
6,728	Endesa SA ADR	105,293
361	Entergy Corporation	18,934
473	Exelon Corporation	27,860
680	FirstEnergy Corporation	19,897
399	FPL Group Incorporated	24,682
182	Kinder Morgan Incorporated	9,692
3,094	National Grid Transco plc ADR	95,450
572	Nicor Incorporated	19,442
807	NiSource Incorporated	15,607
850	Peoples Energy Corporation	34,128
1,222	PG&E Corporation†	27,092
483	Progress Energy Incorporated	19,557
402	Public Service Enterprise Group Incorporated	17,021
3,890	Scottish Power plc ADR	91,804
252	Sempra Energy	7,497
728	South Jersey Industries Incorporated	27,919
1,340	Southern Company	38,029
40	Texas Genco Holdings Incorporated	980
600	TXU Corporation	13,200
174	UIL Holdings Corporation	6,273
889	Waste Management Incorporated	23,656
1,282	Williams Companies Incorporated	11,705
1,257	Xcel Energy Incorporated	18,414

		1,057,770

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT — 2.99%
2,023	Acuity Brands Incorporated	36,232
1,652	Advanced Micro Devices Incorporated†	18,651
773	Altera Corporation†	17,346

Shares	Security Name	Value
218	Ametek Incorporated	$9,147
612	Analog Devices Incorporated†	25,092
907	Andrew Corporation†	11,229
1,214	Applied Micro Circuits Corporation†	7,053
830	Broadcom Corporation†	22,808
1,459	Canon Incorporated ADR	70,703
721	Catapult Communications Corporation†	9,597
2,484	Chartered Semiconductor Manufacturing Limited ADR†	16,320
1,400	CIENA Corporation†	9,100
1,293	Comverse Technology Incorporated†	21,322
2,126	Conexant Systems Incorporated†	11,650
238	Cree Incorporated†	3,765
757	Cubic Corporation	19,962
584	Emerson Electric Company	32,564
1,340	Fujitsu Limited ADR	32,042
15,122	General Electric Company	447,158
9,848	Intel Corporation	281,850
311	Interdigital Communications Corporation†	5,520
2,546	International Business Machines Corporation	208,797
757	Jabil Circuit Incorporated†	21,310
3,942	JDS Uniphase Corporation†	13,560
2,933	Koninklijke Philips Electronics NV NY Shares	71,565
720	Linear Technology Corporation	29,678
1,809	LSI Logic Corporation†	20,876
692	Maxim Integrated Products	31,078
606	Maytag Corporation	16,423
1,345	Medis Technologies Limited†	15,373
1,764	Micron Technology Incorporated†	25,331
8,000	Minebea Company Limited ADR	79,671
800	Molex Incorporated	23,536
4,837	Motorola Incorporated	51,901
1,204	Mykrolis Corporation†	15,170
700	National Semiconductor Corporation†	20,398
1,047	Network Appliance Incorporated†	23,463
4,262	Nokia Oyj ADR	69,428
385	Novellus Systems Incorporated†	15,385
540	NVIDIA Corporation†	9,806
303	Omron Corporation ADR	61,415
2,678	Pioneer Corporation ADR	59,693
1,200	PMC-Sierra Incorporated†	17,112
250	QLogic Corporation†	12,255
1,218	Qualcomm Incorporated	50,279
318	Rambus Incorporated†	5,298
835	Remec Incorporated†	7,565
1,900	Sanmina-SCI Corporation†	17,062
900	Seachange International Incorporated†	9,207
315	Skyworks Solutions Incorporated†	3,572
2,629	Solectron Corporation†	15,590
1,001	Sony Corporation ADR	32,983
1,658	STMicroelectronics NV ADR	41,351

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value
Common Stock (Continued)
1,791	Tellabs Incorporated†	$11,695
3,578	Texas Instruments Incorporated	85,335
894	Thomas & Betts Corporation†	15,270
457	Tollgrade Communications Incorporated†	8,048
700	Vitesse Semiconductor Corporation†	4,781
855	Xilinx Incorporated†	26,369

		2,356,740

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES — 0.27%
921	Antigenics Incorporated†	13,023
693	Atrix Laboratories Incorporated†	20,929
450	Charles River Associates Incorporated†	15,138
150	Corporate Executive Board Company†	6,623
2,107	First Consulting Group Incorporated†	9,903
437	Fluor Corporation	16,099
1,000	Gene Logic Incorporated†	5,130
1,100	Millennium Pharmaceutical†	15,290
578	Monsanto Company	14,860
337	Moody's Corporation	17,477
983	Paychex Incorporated	35,388
771	Per-Se Technologies Incorporated†	12,390
215	Quest Diagnostic Incorporated†	12,900
1,472	Quintiles Transnational†	20,960

		216,110

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT — 0.21%
133	Ball Corporation	7,023
606	Crane Company	15,508
211	Fortune Brands Incorporated	11,900
988	Griffon Corporation†	18,624
1,342	Gulf Island Fabrication Incorporated†	21,083
408	Illinois Tool Works Incorporated	29,494
976	Masco Corporation	24,195
159	Simpson Manufacturing Company Incorporated†	7,568
596	Snap-On Incorporated	17,582
578	Watts Industries Incorporated Class A	10,612

		163,589

FINANCIAL SERVICES — 0.03%
1,547	Janus Capital Group Incorporated	26,717

FOOD & KINDRED PRODUCTS — 1.22%
52	Adolph Coors Company	2,868
129	American Italian Pasta Company Class A†	5,382
672	Anheuser-Busch Companies Incorporated	34,635
2,080	Archer-Daniels-Midland Company	28,850
3,929	Cadbury Schweppes plc ADR	96,575

Shares	Security Name	Value
880	Campbell Soup Company	$21,296
3,373	Coca-Cola Company	146,793
1,029	Coca-Cola Enterprises Incorporated	19,026
1,116	ConAgra Foods Incorporated	24,552
208	Del Monte Foods Company†	1,868
2,028	Diageo plc ADR	88,705
548	General Mills Incorporated	25,405
981	Hercules Incorporated†	10,987
103	Hershey Foods Corporation	7,200
498	Heinz (HJ) Company	16,115
764	Kellogg Company	25,617
10,035	Kirin Brewery Company Limited	70,446
3,116	Nestle SA ADR	169,645
518	Pepsi Bottling Group Incorporated	12,494
2,383	PepsiCo Incorporated	106,139
1,400	Sara Lee Corporation	26,572
1,464	Topps Company Incorporated	13,088
258	WM Wrigley Jr Company	13,686

		967,944

FOOD STORES — 0.31%
1,107	Albertson's Incorporated	23,269
2,790	Coles Myer Limited ADR	105,881
1,586	Great Atlantic & Pacific Tea Company Incorporated†	15,178
5,252	Koninklijke Ahold NV ADR	48,844
1,014	Kroger Company†	19,479
169	Panera Bread Company†	7,461
717	Starbucks Corporation†	20,391
843	Winn-Dixie Stores Incorporated	8,472

		248,975

FORESTRY — 0.04%
505	Weyerhaeuser Company	30,048

FURNITURE & FIXTURES — 0.05%
1,232	Leggett & Platt Incorporated	28,533
589	Newell Rubbermaid Incorporated	13,989

		42,522

GENERAL MERCHANDISE STORES — 0.85%
658	Big Lots Incorporated†	12,041
633	Dillard’s Incorporated Class A	9,577
962	Dollar General Corporation	22,059
525	Federated Department Stores Incorporated	22,943
721	Fred's Incorporated	25,776
600	JC Penney Company Incorporated	12,732
600	May Department Stores Company	16,548
2,193	Mitsukoshi Limited ADR†	60,144
586	Sears Roebuck & Company	25,796
950	ShopKo Stores Incorporated†	13,082
1,470	Target Corporation	59,682
861	TJX Companies Incorporated	18,649
6,354	Wal-Mart Stores Incorporated	375,965

		674,994

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

HEALTH SERVICES — 0.15%
680	Apria Healthcare Group Incorporated†	$17,612
914	HCA Incorporated	34,723
915	Manor Care Incorporated	25,254
461	Matria Healthcare Incorporated†	7,132
648	Sierra Health Services Incorporated†	12,642
1,340	Tenet Healthcare Corporation†	21,507

		118,870

HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES — 0.18%
558	Bed Bath & Beyond Incorporated†	24,011
525	Best Buy Company Incorporated†	27,305
621	Brookstone Incorporated†	17,543
921	Circuit City Stores Incorporated	9,606
493	Cost Plus Incorporated†	19,838
1,012	Movie Gallery Incorporated†	21,667
549	RadioShack Corporation	16,690
257	Ultimate Electronics Incorporated†	3,297

		139,957

HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGE PLACES — 0.06%
1,685	Hilton Hotels Corporation	25,747
470	Marriott International Incorporated	19,190

		44,937

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT — 1.85%
492	3M Company	70,095
925	Apple Computer Incorporated†	20,933
3,307	Applied Materials Incorporated†	71,431
1,209	Baker Hughes Incorporated	40,453
172	Black & Decker Corporation	7,358
284	Briggs & Stratton Corporation	16,699
1,500	Brocade Communications Systems Incorporated†	8,460
674	Caterpillar Incorporated	48,413
10,918	Cisco Systems Incorporated†	209,080
1,442	Computer Network Technology Corporation†	11,392
378	Deere & Company	21,361
3,977	Dell Incorporated†	129,770
719	Dover Corporation	27,336
170	Eaton Corporation	15,919
4,817	EMC Corporation†	61,417
785	Gardner Denver Incorporated†	18,479
1,320	Gateway Incorporated†	7,616
707	General Binding Corporation	8,597
638	Global Imaging Systems Incorporated†	16,403
6,098	Hewlett-Packard Company	121,472
640	Hitachi Limited ADR	34,970

Shares	Security Name	Value
407	Ingersoll-Rand Company Class A	$24,225
623	Juniper Networks Incorporated†	10,728
620	Kadant Incorporated†	11,718
303	Lexmark International Incorporated†	20,313
450	Lufkin Industries Incorporated	11,565
11,986	Makita Corporation	105,477
6,604	NEC Corporation	49,860
665	Pall Corporation	16,625
38	Palm Incorporated†	694
34	Pitney Bowes Incorporated	1,326
154	Sandisk Corporation†	9,311
1,760	Siemens AG	109,613
360	Stanley Works	10,897
595	United Technologies Corporation	47,749
1,794	Vivendi Universal SA ADR†	30,319
1,278	Watsco Incorporated	23,643
379	Western Digital Corporation†	4,353

		1,456,070

INSURANCE AGENTS, BROKERS & SERVICE — 0.12%
622	AON Corporation	13,808
130	Hilb, Rogal & Hamilton Company	3,900
1,310	Humana Incorporated†	23,043
795	Marsh & Mclennan Companies Incorporated	39,750
403	Medco Health Solutions Incorporated†	10,765

		91,266

INSURANCE CARRIERS — 1.44%
622	ACE Limited	20,028
1,783	Aegon NV ADR	22,216
347	Aetna Incorporated	19,779
1,179	AFLAC Incorporated	37,740
1,188	Allstate Corporation	42,471
252	AMBAC Financial Group Incorporated	16,360
4,789	American International Group Incorporated	285,281
216	Anthem Incorporated†	15,811
3,440	AXA ADR	61,163
204	Chubb Corporation	13,860
171	CIGNA Corporation	8,153
411	Cincinnati Financial Corporation	16,584
726	Cobalt Corporation	14,368
490	Hartford Financial Services Group Incorporated	26,078
3,630	ING Group NV ADR	71,620
655	John Hancock Financial Services Incorporated	19,997
69	Kansas City Life Insurance Company	3,036
406	Landamerica Financial Group Incorporated	18,635
333	Lincoln National Corporation	11,795
113	Loews Corporation	4,651

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value
Common Stock (Continued)
26	Markel Corporation†	$6,988
281	MBIA Incorporated	15,865
1,284	MetLife Incorporated	36,491
213	MGIC Investment Corporation	12,007
1,146	Millea Holdings Incorporated ADR	58,606
777	Principal Financial Group	24,444
787	ProAssurance Corporation†	20,257
436	Progressive Corporation	30,843
1,123	Prudential Financial Incorporated	40,888
225	Safeco Corporation	8,114
413	St Paul Companies Incorporated	14,356
180	Torchmark Corporation	7,265
1,809	Travelers Property Casualty Corporation Class B†	28,021
926	UnitedHealth Group Incorporated	45,772
900	UnumProvident Corporation	12,690
264	WellPoint Health Networks Incorporated†	20,592
290	XL Capital Limited Class A	21,968

		1,134,793

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE — 0.02%
2,135	Champion Enterprises Incorporated†	15,479

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS — 1.01%
766	Advanced Medical Optics Incorporated†	12,708
1,269	Agilent Technologies Incorporated†	30,862
642	Aksys Limited†	6,407
231	Allergan Incorporated	18,355
556	Analogic Corporation	28,640
1,285	Anaren Incorporated†	15,407
768	Applera Corporation-Applied Biosystems Group	16,712
356	Bausch & Lomb Incorporated	15,009
1,092	Baxter International Incorporated	30,685
330	Becton Dickinson & Company	12,058
517	Biomet Incorporated	15,370
670	Boston Scientific Corporation†	40,267
121	CR Bard Incorporated	8,107
585	Conmed Corporation†	12,443
850	Cyberonics Incorporated†	23,401
383	Danaher Corporation	29,587
700	Eastman Kodak Company	19,523
351	ESCO Technologies Incorporated†	16,515
626	Flir Systems Incorporated†	16,439
594	Guidant Corporation	29,819
685	Integra LifeSciences Holdings Corporation†	18,502
454	KLA-Tencor Corporation†	26,949
1,969	Medtronic Incorporated	97,623
407	Millipore Corporation	18,478
685	Ocular Sciences Incorporated†	15,488
493	PolyMedica Corporation	22,195

Shares	Security Name	Value
660	Raytheon Company	$21,160
155	Resmed Incorporated†	6,712
390	Ricoh Company Limited	35,880
245	St Jude Medical Incorporated†	12,757
307	Stryker Corporation	23,271
648	Teradyne Incorporated†	11,551
928	Thermo Electron Corporation†	21,149
112	Trimble Navigation Limited†	2,996
647	Viasys Healthcare Incorporated†	14,299
835	X-Rite Incorporated	9,519
2,219	Xerox Corporation†	23,921
328	Zimmer Holdings Incorporated†	16,971

		797,735

MEMBERSHIP ORGANIZATIONS — 0.02%
312	Cooper Industries Limited Class A	15,878

METAL MINING — 0.20%
968	Newmont Mining Corporation	38,004
416	Phelps Dodge Corporation†	19,964
1,162	Rio Tinto plc ADR	102,883

		160,851

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS — 0.02%
453	Vulcan Materials Company	18,759

MISCELLANEOUS MANUFACTURING INDUSTRIES — 0.16%
1,264	Hasbro Incorporated	23,384
1,008	Mattel Incorporated	19,475
3,981	Tyco International Limited	81,929

		124,788

MISCELLANEOUS RETAIL — 0.30%
642	1-800-Flowers.Com Incorporated Class A†	6,087
873	Costco Wholesale Corporation†	28,015
637	CVS Corporation	20,766
578	GSI Commerce Incorporated†	6,936
771	Hancock Fabrics Incorporated/Delaware	13,122
731	J Jill Group Incorporated†	10,899
781	Longs Drug Stores Corporation	17,885
1,235	Office Depot Incorporated†	22,526
1,257	PC Connection Incorporated†	13,199
498	Sports Authority Incorporated†	16,125
916	Staples Incorporated†	22,561
1,667	Walgreen Company	54,294
385	Whitehall Jewellers Incorporated†	4,062

		236,477

MISCELLANEOUS SERVICES — 0.07%
3,852	Adecco SA ADR	48,921
152	D&B Corporation†	6,399

		55,320

MOTION PICTURES — 0.31%
9,313	AOL Time Warner Incorporated†	152,361
4,368	Walt Disney Company	89,544

		241,905

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING — 0.16%
128	Landstar System Incorporated†	$7,899
1,837	United Parcel Service Incorporated	115,290
153	USF Corporation	4,873

		128,062

NON-DEPOSITORY CREDIT INSTITUTIONS — 0.61%
1,997	American Express Company	89,965
597	Capital One Financial Corporation	31,880
2,000	Charter Municipal Mortgage Acceptance Company	36,300
133	Countrywide Financial Corporation	9,024
1,376	Fannie Mae	89,151
1,184	Freddie Mac	62,930
2,471	MBNA Corporation	57,673
1,477	ORIX Corporation ADR	49,480
253	Providian Financial Corporation	2,593
630	SLM Corporation	25,313
493	WFS Financial Incorporated†	19,237
899	World Acceptance Corporation†	12,532

		486,078

OIL & GAS EXTRACTION — 0.89%
569	Anadarko Petroleum Corporation	24,752
207	Apache Corporation	14,279
4,349	BHP Billiton Limited ADR	62,060
359	Burlington Resources Incorporated	17,383
523	Devon Energy Corporation	27,065
1,104	ENI SpA-ADR	84,335
113	Evergreen Resources Incorporated†	6,313
1,720	Halliburton Company	41,590
434	Kerr-McGee Corporation	19,074
3,070	Magnum Hunter Resources Incorporated†	24,560
210	Nabors Industries Limited†	8,432
185	Noble Corporation†	6,693
885	Plains Exploration & Production company†	10,806
885	Plains Resources Incorporated†	12,045
4,896	Repsol YPF SA ADR	82,889
902	Rowan Companies Incorporated†	22,586
1,067	Schlumberger Limited	52,827
950	Southwestern Energy Company†	17,252
143	Stone Energy Corporation†	5,534
1,848	Total Fina Elf SA ADR	142,314
1,104	Transocean Incorporated†	23,316

		706,105

PAPER & ALLIED PRODUCTS — 0.35%
235	Bemis Company Incorporated	10,639
338	Boise Cascade Corporation	9,211
849	Chesapeake Corporation	20,206
1,968	Glatfelter	25,446
955	International Paper Company	38,725
620	Kimberly-Clark Corporation	31,688
497	MeadWestvaco Corporation	12,599

Shares	Security Name	Value
632	Pactiv Corporation†	$12,691
215	Potlatch Corporation	6,340
2,956	Stora Enso Oyj ADR	38,103
231	Temple-Inland Incorporated	11,499
3,084	UPM-Kymmene Oyj ADR	56,067

		273,214

PERSONAL SERVICES — 0.07%
751	Cintas Corporation	29,988
283	H&R Block Incorporated	12,480
270	Regis Corporation	9,339

		51,807

PETROLEUM REFINING & RELATED INDUSTRIES — 1.25%
307	Amerada Hess Corporation	14,474
17	Ashland Incorporated	562
3,754	BP plc ADR	156,617
1,791	ChevronTexaco Corporation	130,510
1,303	ConocoPhillips	72,760
11,865	Exxon Mobil Corporation	447,311
669	Marathon Oil Corporation	18,658
2,478	Royal Dutch Petroleum Company NY Shares	111,188
371	Sunoco Incorporated	15,074
667	Unocal Corporation†	20,424

		987,578

PRIMARY METAL INDUSTRIES — 0.22%
1,840	Alcoa Incorporated	52,551
707	Engelhard Corporation	19,845
4,320	Kubota Corporation ADR	72,144
581	United States Steel Corporation	10,696
1,417	Worthington Industries	21,397

		176,633

PRINTING, PUBLISHING, & ALLIED INDUSTRIES — 0.66%
721	American Greetings Corporation†	13,337
771	Bowne & Company Incorporated	11,203
711	Consolidated Graphics Incorporated†	17,583
377	Dow Jones & Company Incorporated	16,011
395	Gannett Company Incorporated	30,976
107	Knight-Ridder Incorporated	7,261
367	McGraw-Hill Companies Incorporated	22,387
526	Meredith Corporation	24,943
448	New York Times Company	19,887
1,126	News Corporation Limited ADR	38,678
6,527	Pearson plc ADR	64,944
2,929	Reed Elsevier NV ADR	65,317
654	RR Donnelley & Sons Company	16,442
499	Tribune Company	23,079
3,393	Viacom Incorporated Class B	152,685

		524,733

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value
Common Stock (Continued)

RAILROAD TRANSPORTATION — 0.08%
522	Burlington Northern Santa Fe Corporation	$14,798
453	CSX Corporation	14,623
896	Norfolk Southern Corporation	17,060
316	Union Pacific Corporation	19,257

		65,738

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS — 0.14%
1,213	Cooper Tire & Rubber Company	21,833
451	Nike Incorporated Class B	25,698
1,327	Schulman A Incorporated	21,259
305	Sealed Air Corporation†	14,841
811	Tupperware Corporation	13,244
557	West Pharmaceutical Services Incorporated	16,153

		113,028

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES — 0.66%
181	Bear Stearns Companies Incorporated	12,666
3,650	Charles Schwab Corporation	39,639
2,347	Credit Suisse Group ADR	73,860
651	Franklin Resources Incorporated	28,117
814	Goldman Sachs Group Incorporated	72,031
361	Lehman Brothers Holdings Incorporated	23,729
1,681	Merrill Lynch & Company Incorporated	90,404
1,979	Morgan Stanley	96,555
3,672	Nomura Holdings Incorporated ADR	53,795
658	T Rowe Price Group Incorporated	27,965

		518,761

STONE, CLAY, GLASS, & CONCRETE PRODUCTS — 0.33%
2,680	Corning Incorporated†	22,110
2,582	Hanson plc ADR	84,044
4,589	Holcim Limited ADR†	90,926
3,922	Lafarge SA ADR	66,517

		263,597

TEXTILE MILL PRODUCTS — 0.05%
1,764	Interface Incorporated	10,073
474	Oxford Industries Incorporated	28,250

		38,323

TOBACCO PRODUCTS — 0.18%
2,734	Altria Group Incorporated	112,695
125	Universal Corporation	5,238
732	UST Incorporated	24,449

		142,382

TRANSPORTATION BY AIR — 0.28%
9,391	BAA plc ADR	67,736
800	Delta Air Lines Incorporated	10,296

Shares	Security Name	Value
647	FedEx Corporation	$43,414
5,026	Japan Airlines System ADR	59,228
2,334	Southwest Airlines Company	39,888

		220,562

TRANSPORTATION EQUIPMENT — 0.96%
3,458	BAE Systems plc ADR	37,358
1,587	Boeing Company	59,338
809	Brunswick Corporation	21,827
1,989	DaimlerChrysler AG	76,039
2,600	Delphi Corporation	23,556
4,409	Fiat SpA ADR	29,937
4,200	Ford Motor Company	48,552
389	General Dynamics Corporation	33,497
777	General Motors Corporation	31,935
781	Goodrich Corporation	20,329
458	Harley-Davidson Incorporated	22,818
2,198	Honda Motor Company Limited ADR	44,751
1,976	Honeywell International Incorporated	57,284
145	ITT Industries Incorporated	9,437
248	Johnson Controls Incorporated	24,552
785	Lockheed Martin Corporation	40,216
320	Northrop Grumman Corporation	30,554
284	PACCAR Incorporated	24,197
419	Sequa Corporation†	18,394
496	Sports Resorts International Incorporated†	2,455
149	Superior Industries International Incorporated	6,447
317	Textron Incorporated	14,265
185	Thor Industries Incorporated	10,025
1,237	Toyota Motor Corporation ADR	68,517

		756,280

TRANSPORTATION SERVICES — 0.02%
139	Expeditors International of Washington Incorporated	5,242
454	Sabre Holdings Corporation	10,269

		15,511

WATER TRANSPORTATION — 0.06%
1,243	Carnival Corporation	42,995
255	Kirby Corporation†	7,446

		50,441

WHOLESALE TRADE–DURABLE GOODS — 0.57%
524	1-800 Contacts Incorporated†	10,858
534	Imagistics International Incorporated†	15,272
4,363	Johnson & Johnson	216,318
518	Kyocera Corporation ADR	32,805
3,448	Mitsubishi Corporation ADR	58,274
397	Mitsui & Company Limited ADR	50,621
2,402	Nissan Motor Company Limited ADR	52,123
237	Grainger WW Incorporated	11,810

		448,081

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

WHOLESALE TRADE NON-DURABLE GOODS — 0.21%
321	Advanced Marketing Services Incorporated	$3,290
275	AmerisourceBergen Corporation	16,008
53	Brown-Forman Corporation Class B	4,189
774	Cardinal Health Incorporated	44,064
672	McKesson Corporation	22,001
977	Safeway Incorporated†	23,849
655	Supervalu Incorporated	15,786
1,255	Sysco Corporation	39,482

		168,669

TOTAL COMMON STOCK (Cost $27,468,955)		26,705,520

Real Estate Investment Trust — 0.32%
547	Alexandria Real Estate Equities Incorporated	25,572
2,513	Boykin Lodging Company	19,601
126	Capital Automotive REIT	3,600
308	Chelsea Property Group Incorporated	14,153
1,585	Entertainment Properties Trust	49,531
615	Equity Office Properties Trust	17,109
936	Equity Residential	27,219
293	Home Properties of New York Incorporated	10,973
3,634	Mid Atlantic Realty Trust	76,387
156	Simon Property Group Incorporated	6,663
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $200,165)		250,808

Principal	Interest Rate	Maturity Date
US Treasury Obligations — 63.80%

US TREASURY BONDS — 1.89%
$580,000	3.25%	8/15/07	585,030
500,000	11.63%	11/15/04	560,391
300,000	10.75%	8/15/05	350,613

			1,496,034

Principal	Interest Rate	Maturity Date	Value

US TREASURY NOTES — 61.91%
$1,970,000	5.75%	11/15/05	$2,125,675
3,000,000	5.00%	2/15/11	3,168,399
2,675,000	5.00%	8/15/11	2,816,272
390,000	4.88%	2/15/12	405,768
1,840,000	4.00%	11/15/12	1,784,081
10,315,000	1.63%	1/31/05	10,325,078
4,710,000	2.00%	5/15/06	4,673,389
800,000	7.25%	8/15/04	845,125
600,000	7.88%	11/15/04	645,867
3,850,000	6.50%	5/15/05	4,156,194
2,120,000	5.63%	2/15/06	2,293,988
1,890,000	6.50%	10/15/06	2,110,007
450,000	6.25%	2/15/07	501,680
2,750,000	6.13%	8/15/07	3,067,647
2,990,000	5.63%	5/15/08	3,285,146
2,930,000	4.75%	11/15/08	3,100,306
600,000	5.50%	5/15/09	657,914
600,000	6.00%	8/15/04	626,765
800,000	5.88%	11/15/04	842,218
1,390,000	6.75%	5/15/05	1,506,193

			48,937,712

TOTAL US TREASURY OBLIGATIONS (Cost $49,665,637)			50,433,746

Short Term Investments — 1.51%

US TREASURY BILLS — 1.51%
48,000	0.84%^	9/18/03	47,982
18,000	0.84%^	9/18/03	17,993
105,000	0.88%^	10/16/03	104,876
70,000	0.88%^	10/16/03	69,918
18,000	0.88%^	10/16/03	17,979
488,000	0.88%^	10/16/03	487,445
16,000	0.88%^	10/16/03	15,982
200,000	0.88%^	10/16/03	199,778
41,000	0.88%^	10/16/03	40,955
99,000	0.88%^	10/16/03	98,891
94,000	0.88%^	10/16/03	93,894
TOTAL SHORT-TERM INVESTMENTS (Cost $1,195,737)			1,195,693

TOTAL INVESTMENTS IN SECURITIES

(Cost $78,530,494)	99.43%	$78,585,767

Other Assets and Liabilities,
Net	0.57	454,472

TOTAL NET ASSETS	100.00%	$79,040,239

(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
^	Yield to Maturity.
†	Non-income earning securities.
‡	Security of an affiliate of the fund with a cost of $134,033

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value
Common Stock — 48.12%

AMUSEMENT & RECREATION SERVICES — 0.10%
2,484	Alliance Gaming Corporation†	$55,965
1,354	Churchill Downs Incorporated	48,825
190	Harrah's Entertainment Incorporated	7,870
1,448	International Game Technology	37,416
548	Westwood One Incorporated†	17,591

		167,667

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS — 0.23%
7,136	Benetton Group SpA ADR	145,432
582	Jones Apparel Group Incorporated	17,978
1,740	Liz Claiborne Incorporated	59,978
1,274	VF Corporation	51,087
3,335	Wacoal Corporation ADR	131,499

		405,974

APPAREL & ACCESSORY STORES — 0.32%
537	Abercrombie & Fitch Company Class A†	16,346
2,047	Cato Corporation	48,616
6,284	Charming Shoppes Incorporated†	37,704
1,895	Deb Shops Incorporated	34,603
6,346	Gap Incorporated	132,568
2,062	Kohl's Corporation†	130,422
4,961	Limited Brands	84,139
2,647	Nordstrom Incorporated	69,007

		553,405

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS — 0.06%
753	AutoZone Incorporated†	69,125
1,063	Carmax Incorporated	40,979

		110,104

BUILDING CONSTRUCTION–GENERAL CONTRACTORS & OPERATIVE BUILDERS — 0.17%
175	Beazer Homes USA Incorporated†	14,546
12	Cavco Industries Incorporated†	229
249	Centex Corporation	18,780
0	MDC Holdings Incorporated	10
21	NVR Incorporated†	9,104
176	Pulte Corporation	11,715
18,151	Sekisui House Limited ADR	159,451
248	Standard-Pacific Corporation	8,814
4,517	Vivendi Universal SA ADR†	76,336

		298,985

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS — 0.40%
12,532	Home Depot Incorporated	403,028
4,432	Lowe's Companies Incorporated	243,140
1,947	Sherwin-Williams Company	58,566

		704,734

Shares	Security Name	Value

BUSINESS SERVICES — 3.09%
2,947	Acacia Research-Acacia Technologies†	$6,130
7,679	Adecco SA ADR	97,523
1,685	Adobe Systems Incorporated	65,429
318	Advo Incorporated†	14,040
5,148	Aether Systems Incorporated†	27,851
436	Affiliated Computer Services Incorporated†	21,630
3,443	Akamai Technologies Incorporated†	14,323
220	Arbitron Incorporated†	8,136
807	Ariba Incorporated†	2,050
3,631	Automatic Data Processing Incorporated	144,913
283	Avocent Corporation†	8,264
3,881	BEA Systems Incorporated†	52,588
2,992	BMC Software Incorporated†	43,923
1,892	CCC Information Services Group†	29,099
7,252	Cendant Corporation†	130,391
245	ChoicePoint Incorporated†	9,616
1,865	Citrix Systems Incorporated†	38,400
4,396	Computer Associates International	112,669
1,460	Computer Sciences Corporation†	62,152
5,550	Compuware Corporation†	33,023
3,475	Concord EFS Incorporated†	48,129
2,668	Convergys Corporation†	48,024
3,679	Datastream Systems Incorporated†	34,767
1,803	Digital Insight Corporation†	43,182
450	DST Systems Incorporated†	17,820
3,922	Ebay Incorporated†	217,789
2,801	Electro Rent Corporation	33,556
714	Electronic Arts†	64,082
3,130	Electronic Data Systems	68,328
1,268	Enterasys Networks Incorporated†	7,316
2,225	Equifax Incorporated	51,042
1,973	eUniverse Incorporated†(a)	3,512
249	Factset Research Systems Incorporated	12,089
159	Fair Isaac Corporation	9,317
4,551	First Data Corporation	174,758
1,814	Fiserv Incorporated†	70,474
3,258	IMS Health Incorporated	63,433
2,628	Insurance Auto Auctions†	32,640
1,598	Interpool Incorporated	29,004
3,894	Interpublic Group of Companies Incorporated	58,994
2,436	Intrado Incorporated†	44,213
1,434	Intuit Incorporated†	64,989
3,010	Keynote Systems Incorporated†	29,709
8,449	Kidde plc ADR	129,633
1,020	Mercury Interactive Corporation†	44,768
57,857	Microsoft Corporation	1,534,368
988	NCR Corporation†	28,662

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
3,177	Novell Incorporated†	$15,980
1,723	Nuance Communications Incorporated†	9,253
1,106	Omnicom Group Incorporated	86,379
29,614	Oracle Corporation†	378,467
3,028	PeopleSoft Incorporated†	54,807
3,877	Red Hat Incorporated†	28,225
4,530	Rentokil Initial plc ADR	75,236
2,352	Reuters Group plc ADR	55,554
4,899	Sap AG ADR	146,671
5,088	Siebel Systems Incorporated†	51,287
619	Softbrands Incorporated†	495
23,236	Sun Microsystems Incorporated†	89,691
1,410	Sungard Data Systems Incorporated†	39,762
574	Symantec Corporation†	32,965
275	Synopsys Incorporated†	18,758
4,881	Unisys Corporation†	63,355
1,519	Verisign Incorporated†	22,739
2,919	Veritas Software Corporation†	100,647
2,089	WPP Group plc ADR	95,864
4,019	Yahoo! Incorporated†	134,235

		5,387,118

CHEMICALS & ALLIED PRODUCTS — 5.11%
8,468	Abbott Laboratories	341,260
2,848	Abgenix Incorporated†	37,024
1,645	Acacia Research-Combimatrix†	6,169
1,513	Air Products & Chemicals Incorporated	71,595
3,490	Akzo Nobel NV ADR	113,879
397	Alberto Culver Company Class B	22,661
7,174	Amgen Incorporated†	472,767
2,238	Aphton Corporation†	15,576
7,171	AstraZeneca plc ADR	284,330
2,354	Aventis SA ADR	115,346
868	Avery Dennison Corporation	47,523
1,620	Avon Products Incorporated	103,842
3,558	BASF AG ADR	164,913
4,747	Bayer AG ADR	102,678
1,240	Biogen Incorporated†	48,930
10,057	Bristol-Myers Squibb Company	255,146
3,572	Centerpulse ADR	98,301
1,867	Chiron Corporation†	94,881
1,636	Clorox Company	70,103
2,966	Colgate Palmolive Company	163,960
3,344	Columbia Laboratories Incorporated†	45,779
4,509	Dow Chemical Company	155,696
4,403	E I Du Pont de Nemours	196,990
626	Eastman Chemical Company	22,417
2,260	Ecolab Incorporated	58,285
6,144	Eli Lilly & Company	408,760
2,706	Forest Laboratories Incorporated†	127,182
1,293	Genentech Incorporated†	102,664
1,064	Genzyme Corporation†	50,168
1,922	Geron Corporation†	15,318

Shares	Security Name	Value
1,013	Gilead Sciences Incorporated†	$67,567
5,655	Gillette Company	183,561
10,287	Glaxosmithkline plc ADR	399,444
650	IDEC Pharmaceutical Corporation†	22,588
2,017	International Flavors & Fragrances Incorporated	63,536
2,543	King Pharmaceuticals Incorporated†	35,729
437	Martek Bioscience†	22,545
3,434	Medarex Incorporated†	20,638
2,029	Medimmune Incorporated†	70,751
11,963	Merck & Company Incorporated	601,978
1,273	MGI Pharma Incorporated†	49,125
970	Mylan Laboratories Incorporated	35,308
11,778	Novartis AG ADR	435,433
2,377	Novo Nordisk A/S ADR	84,978
1,571	Penwest Pharmaceuticals†	34,373
42,221	Pfizer Incorporated	1,263,253
432	PPG Industries Incorporated	23,721
891	Praxair Incorporated	56,864
6,175	Procter & Gamble Company	539,016
3,914	Roche Holding AG ADR	299,725
1,955	Rohm and Haas Company	71,025
8,189	Schering-Plough Corporation	124,391
1,683	Sepracor Incorporated†	45,306
13,000	Shiseido Company Limited ADR	136,039
942	Sigma-Aldrich Corporation	51,575
1,283	Watson Pharmaceuticals Incorporated†	52,731
6,968	Wyeth	298,579

		8,903,922

COAL MINING — 0.03%
988	Penn Virginia Corporation	44,470

COMMUNICATIONS — 2.91%
1,763	Alltel Corporation	80,745
4,826	AT&T Corporation	107,620
18,888	AT&T Wireless Services Incorporated†	162,815
3,742	Avaya Incorporated†	39,104
10,179	Bellsouth Corporation	256,511
1,194	Boston Communications Group Incorporated†	16,059
2,431	British Sky Broadcasting Group plc ADR†	103,269
4,431	BT Group plc ADR†	130,050
1,299	CenturyTel Incorporated	45,153
1,461	Certegy Incorporated†	44,195
4,071	Clear Channel Communications Incorporated†	183,684
24,363	Comcast Corporation†	724,799
11,683	Deutsche Telekom AG ADR	167,534
3,119	Extreme Networks Incorporated†	21,490
4,154	France Telecom SA ADR	103,019
2,312	Interactivecorp†	85,567
1,833	Lagardere SCA ADR	83,275

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value
Common Stock (Continued)
420	Liberty Corporation	$18,018
1,949	Lodgenet Entertainment Corporation†	25,337
6,802	Nextel Communications Incorporated†	131,143
4,359	Nippon Telegraph and Telephone Corporation ADR	96,726
6,000	NTT Docomo Incorporated ADR†	155,220
9,172	Qwest Communications International Incorporated†	40,815
2,611	Reed Elsevier plc	82,116
11,012	Royal KPN NV ADR	75,983
18,599	SBC Communications Incorporated	418,292
3,860	Spanish Broadcasting Systems Incorporated†	29,915
6,724	Sprint Corporation (FON Group)	99,313
7,211	Sprint Corporation (PCS Group)†	37,425
5,401	TDC A/S ADR	80,745
7,741	Telefonica SA ADR†	274,806
1,945	Univision Communications Incorporated†	72,918
15,616	Verizon Communications Incorporated	551,557
27,631	Vodafone Group plc ADR	505,647
700	Western Wireless Corporation Class A†	12,936

		5,063,801

CONSTRUCTION SPECIAL TRADE CONTRACTORS — 0.03%
287	Emco Group Incorporated†	12,648
688	Whirlpool Corporation	47,871

		60,519

DEPOSITORY INSTITUTIONS — 5.67%
11,060	ABN Amro Holding NV ADR	195,098
5,732	Allied Irish Banks plc ADR	160,955
2,950	AmSouth Bancorporation	63,543
10,419	Banco Bilbao Vizcaya Argentaria SA ADR	112,004
7,146	Banco Comercial Portugues SA ADR	63,242
18,125	Banco Santander Central Hispano SA ADR	155,513
8,223	Bank of America Corporation	651,673
4,523	Bank of New York Company Incorporated	133,067
6,026	Bank One Corporation	237,846
1,235	Bankunited Financial Corporation Class A†	26,849
1,840	Banner Corporation	38,824
7,812	Barclays plc ADR	231,079
3,008	Bayerische Hypo-Und Vereinsbank AG ADR†	46,994

Shares	Security Name	Value
2,853	BB&T Corporation	$104,192
8,205	BNP Paribas SA ADR	204,397
2,243	Cascade Bancorp	40,419
3,532	CFS Bancorp Incorporated	48,883
1,530	Charter One Financial Incorporated	47,430
758	Chittenden Corporation	21,861
30,182	Citigroup Incorporated	1,308,390
1,629	City Bank Lynnwood WA	52,910
767	Comerica Incorporated	37,844
2,104	Community Trust Bancorp	61,879
2,760	Deutsche Bank AG	160,742
2,640	Dime Community Bancshares	62,832
2,919	Fifth Third Bancorp	171,053
1,137	First Republic Bank	35,622
1,793	First Sentinel Bancorp Incorporated	29,943
316	First Tennessee National Corporation	13,067
856	FirstFed Financial Corporation†	33,983
2,117	Flagstar Bancorp Incorporated	41,345
6,038	FleetBoston Financial Corporation	178,664
4,550	Gold Banc Corporation Incorporated	49,823
652	Golden West Financial Corporation	56,248
6,800	HBOS plc ADR	227,165
7,018	HSBC Holdings plc ADR	451,398
3,519	Huntington Bancshares Incorporated	70,380
11,840	JP Morgan Chase & Company	405,165
2,016	KeyCorp	54,795
5,389	Lloyds TSB Group PLC ADR	142,431
635	Marshall & Ilsley Corporation	19,685
2,681	Mellon Financial Corporation	84,049
2,158	National Australia Bank Limited ADR	218,174
27,516	National Bank of Greece SA ADR	118,869
3,068	National City Corporation	97,194
4,379	NBT Bancorp Incorporated	92,090
1,621	Northern Trust Corporation	68,471
3,208	Northwest Bancorp Incorporated	53,028
2,147	OceanFirst Financial Corporation	54,985
1,039	PNC Financial Services Group Incorporated	49,456
1,405	Regions Financial Corporation	49,540
5,980	Republic Bancorp Incorporated	82,165
2,686	Republic Bancorp Incorporated KY	46,978
2,151	Republic Bancshares Incorporated	58,357
174	River Forest Bancorp	9,013
3,333	Royal Bancshares of Pennsylvania Incorporated	82,625
9,766	Sanpaolo-IMI SpA ADR	188,484

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
2,196	Seacoast Financial Services Corporation	$45,347
10,537	Societe Generale	139,748
2,860	SouthTrust Corporation	82,911
2,166	State Street Corporation	95,196
2,046	Sterling Financial Corporation	53,196
1,270	SunTrust Banks Incorporated	77,635
2,733	Synovus Financial Corporation	66,822
669	Umpqua Holdings Corporation	12,477
1,552	Union Planters Corporation	49,509
4,450	United Community Financial Corporation	42,275
11,943	US Bancorp	285,438
1,834	USB Holding Company Incorporated	33,764
7,171	Wachovia Corporation	302,258
4,178	Washington Mutual Incorporated	162,858
9,119	Wells Fargo & Company‡	457,227
3,014	West Coast Bancorp – OR	56,543
5,628	Westpac Banking Corporation ADR	287,815
387	Zions Bancorporation	21,556

		9,875,286

EATING & DRINKING PLACES — 0.21%
2,448	Darden Restaurants Incorporated	53,366
7,442	McDonald's Corporation	166,850
1,945	Wendy's International Incorporated	61,365
2,625	Yum! Brands Incorporated†	77,831

		359,412

EDUCATIONAL SERVICES — 0.03%
846	Apollo Group Incorporated Class A†	54,203

ELECTRIC, GAS, & SANITARY SERVICES — 1.96%
4,906	AES Corporation†	31,791
2,617	Allied Waste Industries Incorporated†	28,944
1,452	Ameren Corporation	61,710
1,262	American Electric Power Company Incorporated	35,727
5,100	BG Group plc ADR	111,231
768	Black Hills Corporation	24,891
4,255	Calpine Corporation†	23,998
3,870	CenterPoint Energy Incorporated	32,856
621	CH Energy Group Incorporated	27,479
1,990	Cinergy Corporation	68,098
2,487	CMS Energy Corporation†	16,588
2,065	Constellation Energy	75,145
1,836	Dominion Resources Incorporated	111,225
1,330	DTE Energy Company	46,430
6,007	Duke Energy Corporation	102,600
3,036	E.ON AG ADR	157,690
4,485	El Paso Corporation	32,920

Shares	Security Name	Value
9,204	Endesa SA ADR	$144,043
4,955	Enel SpA ADR	151,871
1,896	Entergy Corporation	99,445
2,394	Exelon Corporation	141,007
2,930	FirstEnergy Corporation	85,732
1,422	FPL Group Incorporated	87,965
110,319	Hong Kong & China Gas Company Limited ADR	148,522
36,000	Hong Kong Electric Holdings Limited ADR	142,164
3,579	International Power plc ADR†	85,860
467	KN Energy Incorporated	24,868
3,342	Middlesex Water Company	88,563
3,624	National Grid Transco plc ADR	111,800
250	Nicor Incorporated	8,498
3,603	NiSource Incorporated	69,682
2,583	Pico Holdings Incorporated†	33,502
1,398	Pinnacle West Cap Corporation	47,951
2,150	PPl Corporation	85,291
1,332	Progress Energy Incorporated	53,933
507	Public Service Enterprise	21,466
4,389	Scottish Power plc ADR	103,580
2,926	Sempra Energy	87,049
4,342	Southern Company	123,226
5,936	Suez SA ADR	94,798
193	Texas Genco Holdings Incorporated	4,729
450	TXU Corporation	9,900
674	UIL Holdings Corporation	24,298
9,566	United Utilities plc ADR	165,970
3,068	Waste Management Incorporated	81,639
4,459	Williams Companies Incorporated	40,711
3,660	Xcel Energy Incorporated	53,618

		3,411,004

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT — 4.42%
4,558	Advanced Micro Devices Incorporated†	51,460
10,185	Alcatel SA ADR	110,915
3,078	Altera Corporation†	69,070
3,542	American Power Conversion Corporation	63,473
249	Ametek Incorporated	10,448
2,309	Analog Devices Incorporated†	94,669
4,013	Applied Micro Circuits Corporation†	23,316
4,324	ASML Holding NV NY Shares†	68,752
2,379	Broadcom Corporation†	65,375
4,295	C-COR.net Corporation†	23,365
3,441	Canon Incorporated ADR	166,751
4,281	Chartered Semiconductor Manufacturing Limited ADR†	28,126
3,224	CIENA Corporation†	20,956

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value
Common Stock (Continued)
3,041	Comverse Technology Incorporated†	$50,146
2,642	Conexant Systems Incorporated†	14,478
629	Cooper Industries Limited Class A	32,010
1,024	Cree Resh Incorporated†	16,200
2,162	EchoStar Communications Corporation†	79,778
2,116	Electrolux AB ADR Class B	94,564
1,851	Emerson Electric Company	103,212
4,764	Ericsson ADR†	73,747
2,186	Fujitsu Limited ADR	52,271
53,083	General Electric Company	1,569,661
2,260	Globespan Virata Incorporated†	17,199
964	Hutchinson Technology†	30,491
3,925	Infineon Technologies AG ADR	57,698
34,659	Intel Corporation	991,941
1,210	Inter-Tel Incorporated	30,492
401	Interdigital Communications Corporation†	7,118
9,052	International Business Machines Corporation	742,355
2,038	Jabil Circuit Incorporated†	57,370
10,973	JDS Uniphase Corporation†	37,747
5,079	Koninklijke Philips Electronics NV NY Shares	123,928
180	L-3 Communications Holdings Incorporated†	9,196
1,999	Linear Technology Corporation	82,399
5,389	LSI Logic Corporation†	62,189
7,241	Matsushita Electric Industrial Company ADR	92,757
2,147	Maxim Integrated Products	96,422
1,420	Maytag Corporation	38,482
2,473	McDATA Corporation†	25,101
942	Microchip Technology Incorporated	26,385
4,922	Micron Technology Incorporated†	70,680
880	Mindspeed Technologies†	3,098
12,000	Minebea Company Limited ADR	119,507
1,748	Molex Incorporated	51,426
14,198	Motorola Incorporated	152,345
3,709	Mykrolis Corporation†	46,733
1,237	National Presto Industries Incorporated	45,212
1,559	National Semiconductor†	45,429
2,974	Network Appliance Incorporated†	66,647
12,239	Nokia Oyj ADR	199,373
1,257	Novellus Systems Incorporated†	50,230
1,572	NVIDIA Corporation†	28,548
631	Omron Corporation ADR	127,898
5,294	Pioneer Corporation ADR	118,003
951	QLogic Corporation†	46,618
4,490	Qualcomm Incorporated	185,347
524	Rambus Incorporated†	8,730
2,849	RF Micro Devices Incorporated†	25,128

Shares	Security Name	Value
2,196	Rockwell Collins Incorporated	$59,402
4,863	Sanmina-SCI Corporation†	43,670
1,883	Scientific-Atlanta Incorporated	64,022
1,262	Skyworks Solutions Incorporated†	14,311
6,795	Solectron Corporation†	40,294
2,654	Sony Corporation ADR	87,449
3,933	STMicroelectronics NV ADR	98,089
1,653	TDK Corporation ADR	107,114
4,802	Tellabs Incorporated†	31,357
10,451	Texas Instruments Incorporated	249,256
325	Varian Semiconductor Equipment Associates Incorporated†	13,185
2,270	Vitesse Semiconductor Corporation†	15,504
2,383	Xilinx Incorporated†	73,492

		7,700,110

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES — 0.28%
2,961	Applera Corporation-Celera Genomics Group†	30,143
1,604	CDI Corporation	40,822
184	Cephalon Incorporated†	8,160
183	Corporate Executive Board Company†	8,079
1,463	Dun & Bradstreet Corporation†	61,592
4,772	First Consulting Group Incorporated†	22,428
1,092	Fluor Corporation	40,229
2,017	Monsanto Company	51,857
1,216	Moody’s Corporation	63,062
2,638	Paychex Incorporated	94,968
2,276	Per-Se Technologies Incorporated†	36,577
524	Quest Diagnostic Incorporated†	31,440

		489,357

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT — 0.18%
155	Ball Corporation	8,184
1,280	Fortune Brands Incorporated	72,192
1,814	Illinois Tool Works Incorporated	131,134
3,573	Masco Corporation	88,575
258	Simpson Manufacturing Company Incorporated†	12,281
256	Snap-On Tools Corporation	7,552

		319,918

FINANCIAL SERVICES — 0.04%
3,967	Janus Capital Group Incorporated	68,510

FOOD & KINDRED PRODUCTS — 1.69%
170	American Italian Pasta Company Class A†	7,092
3,249	Anheuser-Busch Companies Incorporated	167,455

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
5,531	Archer-Daniels-Midland Company	$76,715
7,106	Cadbury Schweppes plc ADR	174,665
2,159	Campbell Soup Company	52,248
12,304	Coca Cola Company	535,470
3,458	Coca Cola Enterprises Incorporated	63,938
17,900	Compass Group plc ADR	99,168
3,125	ConAgra Foods Incorporated	68,750
4,105	Diageo plc ADR	179,553
2,112	General Mills Incorporated	97,912
2,915	Hercules Incorporated†	32,648
635	Hershey Foods Corporation	44,387
375	HJ Heinz Company	12,135
1,095	J & J Snack Foods Corporation†	38,445
2,155	Kellogg Company	72,257
25,312	Kirin Brewery Company Limited ADR	177,690
2,523	National Beverage Corporation†	38,223
7,403	Nestle SA ADR	403,044
743	PBG	17,921
8,326	Pepsico Incorporated	370,840
1,893	Sanderson Farms Incorporated	56,695
5,012	Sara Lee Corporation	95,128
1,158	WM Wrigley Jr Company	61,432

		2,943,811

FOOD STORES — 0.43%
2,510	Albertson’s Incorporated	52,760
4,635	Coles Myer Limited ADR	175,898
2,650	Ito-Yokado Company Limited ADR(a)	75,695
8,369	Koninklijke Ahold NV ADR	77,832
5,735	Kroger Company†	110,169
3,071	Starbucks Corporation†	87,339
13,579	Tesco plc ADR	139,182
126	Whole Foods Market Incorporated†	6,846
1,958	Winn-Dixie Stores Incorporated	19,678

		745,399

FORESTRY — 0.07%
1,749	Plum Creek Timber Company Incorporated	45,736
1,328	Weyerhaeuser Company	79,016

		124,752

FURNITURE & FIXTURES — 0.06%
2,522	Leggett & Platt Incorporated	58,410
2,207	Newell Rubbermaid Incorporated	52,416

		110,826

GENERAL MERCHANDISE STORES — 1.21%
3,240	Dollar General Corporation	74,291
231	Family Dollar Stores Incorporated	9,268

Shares	Security Name	Value
1,380	Federated Department Stores Incorporated	$60,306
2,130	Fred’s Incorporated	76,148
2,550	JC Penney Company Incorporated	54,111
2,265	May Department Stores Company	62,469
2,277	Mitsukoshi Limited ADR†	62,448
2,125	Sears Roebuck & Company	93,543
5,028	Target Corporation	204,137
3,867	TJX Companies Incorporated	83,759
22,494	Wal-Mart Stores Incorporated	1,330,970

		2,111,450

HEALTH SERVICES — 0.23%
1,305	Caremark RX Incorporated†	32,793
328	Express Scripts Incorporated†	21,258
4,113	HCA Incorporated	156,253
1,619	Human Genome Sciences Incorporated†	23,055
542	Laboratory Corporation Of America Holdings†	16,396
568	Lincare Holdings Incorporated†	19,670
4,588	Tenet Healthcare Corporation†	73,637
1,702	Triad Hospitals Incorporated†	55,145

		398,207

HOLDINGS AND OTHER INVESTMENT OFFICES — 0.11%
12,000	Mitsubishi Tokyo Finance	70,440
16,164	Sun Hung Kai Properties	116,576

		187,016

HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES — 0.22%
2,275	Bed Bath & Beyond Incorporated†	97,894
2,167	Best Buy Company Incorporated†	112,706
3,387	Circuit City Stores Incorporated	35,326
1,317	Guitar Center Incorporated†	44,172
1,596	RadioShack Corporation	48,518
3,561	Tweeter Home Entertainment Group Incorporated†	31,123
290	Williams-Sonoma Incorporated†	8,877

		378,616

HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGE PLACES — 0.18%
8,053	Accor SA ADR	156,890
5,260	Hilton Hotels Corporation	80,373
1,934	Marriott International Incorporated	78,965

		316,228

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value
Common Stock (Continued)

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT — 2.52%
1,842	3M Company	$262,429
753	American Standard Companies Incorporated†	60,383
2,844	Apple Computer Incorporated†	64,360
10,035	Applied Materials Incorporated†	216,756
3,258	Baker Hughes Incorporated	109,013
933	Black & Decker Corporation	39,914
397	Briggs & Stratton Corporation	23,344
2,062	Caterpillar Incorporated	148,113
389	CDW Corporation†	20,076
37,818	Cisco Systems Incorporated†	724,215
1,561	Deere & Company	88,212
13,588	Dell Incorporated†	443,376
1,613	Dover Corporation	61,326
637	Eaton Corporation	59,649
14,333	EMC Corporation†	182,746
1,285	Emulex Corporation†	31,110
4,484	Gateway Incorporated†	25,873
1,140	Global Imaging Systems Incorporated†	29,309
18,173	Hewlett-Packard Company	362,006
336	Idex Corporation	13,030
1,018	Ingersoll-Rand Company Class A	60,591
3,419	Juniper Networks Incorporated†	58,875
2,068	Kadant Incorporated†	39,085
530	Kennametal Incorporated	20,840
5,823	Komatsu Limited ADR	132,949
804	Lexmark International Incorporated†	53,900
26,566	Makita Corporation ADR	233,781
12,147	NEC Corporation ADR	91,710
2,309	Pall Corporation	57,725
1,309	Palm Incorporated†	23,889
1,329	Parker Hannifin Corporation	65,812
735	Pitney Bowes Incorporated	28,665
2,658	Rainbow Technologies Incorporated†	21,131
310	Sandisk Corporation†	18,743
3,638	Siemens AG ADR	226,575
1,217	Stanley Works	36,839
2,595	Symbol Technologies Incorporated	35,136
2,605	United Technologies Corporation	209,051
139	Varian Associates Systems Incorporated†	7,763
804	Western Digital Corporation†	9,238

		4,397,538

INSURANCE AGENTS, BROKERS & SERVICE — 0.13%
2,182	AON Corporation	48,441
2,866	Marsh & McLennan Companies Incorporated	143,300
1,443	Medco Health Solutions Incorporated†	38,521

		230,262

Shares	Security Name	Value

INSURANCE CARRIERS — 2.17%
1,451	Ace Limited	$46,722
6,141	Aegon NV ADR	76,517
1,076	Aetna Incorporated	61,332
3,576	AFLAC Incorporated	114,468
6,550	Allianz AG ADR	58,492
3,865	Allstate Corporation	138,174
331	AMBAC Financial Group Incorporated	21,489
15,307	American International Group Incorporated	911,838
703	Anthem Incorporated†	51,460
8,561	AXA ADR	152,215
843	Chubb Corporation	57,273
770	Cigna Corporation	36,714
1,315	Cincinnati Financial Corporation	53,060
2,106	Cobalt Corporation	41,678
1,454	Hartford Financial Services Group Incorporated	77,382
6,965	ING Group NV ADR	137,419
840	Jefferson-Pilot Corporation	37,187
814	John Hancock Financial Services Incorporated	24,851
1,013	Lincoln National Corporation	35,880
1,575	Loews Corporation	64,827
1,056	MBIA Incorporated	59,622
4,617	MetLife Incorporated	131,215
824	MGIC Investment Corporation	46,449
3,414	Millea Holdings Incorporated ADR	174,592
1,137	Oxford Health Plans Incorporated†	41,216
1,143	Principal Financial Group	35,959
2,382	ProAssurance Corporation†	61,313
1,448	Progressive Corporation	102,432
3,432	Prudential Financial Incorporated	124,959
1,044	Safeco Corporation	37,647
1,955	Swiss Reinsurance ADR	120,047
1,700	St Paul Companies Incorporated	59,092
1,345	Torchmark Corporation	54,284
7,342	Travelers Property Casualty Corporation Class B†	113,728
4,245	UnitedHealth Group Incorporated	209,830
2,729	UnumProvident Corporation	38,479
1,436	WellPoint Health Networks Incorporated†	112,008
810	XL Capital Limited Class A	61,355

		3,783,205

JUSTICE, PUBLIC ORDER, & SAFETY — 0.03%
2,415	Wackenhut Corrections Corporation†	43,591

LEATHER & LEATHER PRODUCTS — 0.01%
406	Coach Incorporated†	23,564

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE — 0.05%
3,673	Champion Enterprises Incorporated†	$26,629
2,388	Georgia-Pacific Corporation	55,330

		81,959

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS — 1.59%
2,976	Advanced Medical Optics Incorporated†	49,372
5,201	Advantest Corporation ADR	90,289
3,300	Agilent Technologies Incorporated†	80,256
1,051	Allergan Incorporated	83,512
2,896	Applera Corporation—Applied Biosystems Group	63,017
1,348	Bausch & Lomb Incorporated	56,832
3,273	Baxter International Incorporated	91,971
1,851	Becton Dickinson & Company	67,636
2,363	Biomet Incorporated	70,252
2,591	Boston Scientific Corporation†	155,719
118	C R Bard Incorporated	7,906
2,759	Credence Systems Corporation†	31,701
962	Danaher Corporation	74,315
1,908	Eastman Kodak Company	53,214
2,997	Energy Conversion Devices Incorporated†	35,964
4,362	Fuji Photo Film Company Limited ADR	131,253
2,214	Guidant Corporation	111,143
1,864	Ii-Vi Incorporated†	46,097
1,746	Integra LifeSciences Holdings Corporation†	47,159
1,961	Keithley Instruments Incorporated	31,298
1,371	KLA-Tencor Corporation†	81,383
6,596	Medtronic Incorporated	327,030
1,349	Millipore Corporation	61,245
2,490	Perkinelmer Incorporated	41,185
822	Photon Dynamics Incorporated†	26,641
3,379	Pinnacle Systems Incorporated†	30,648
2,455	Raytheon Company	78,707
923	Ricoh Company Limited ADR	84,916
1,932	Rockwell Automation Incorporated	52,589
1,456	St Jude Medical Incorporated†	75,814
1,450	Stryker Corporation	109,910
1,762	Tektronix Incorporated†	41,654
1,822	Teradyne Incorporated†	32,486
2,482	Thermo Electron Corporation†	56,565
1,322	Trimble Navigation Limited†	35,364
2,201	Viasys Healthcare Incorporated†	48,642
1,781	Waters Corporation†	54,321
6,199	Xerox Corporation†	66,825
1,660	Zimmer Holdings Incorporated†	85,885

		2,770,716

Shares	Security Name	Value

METAL MINING — 0.21%
755	Freeport-McMoRan Copper & Gold Incorporated Class B	$22,650
2,796	Newmont Mining Corporation	109,770
938	Phelps Dodge Corporation†	45,015
2,066	Rio Tinto plc ADR	182,924

		360,359

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS — 0.09%
4,230	Pechiney SA ADR	106,934
1,202	Vulcan Materials Company	49,775

		156,709

MISCELLANEOUS MANUFACTURING INDUSTRIES — 0.26%
3,219	Hasbro Incorporated	59,552
2,960	Mattel Incorporated	57,187
1,537	Steinway Musical Instruments†	25,668
1,525	Tiffany & Company	59,353
12,590	Tyco International Limited	259,102

		460,862

MISCELLANEOUS RETAIL — 0.41%
1,923	Amazon.Com Incorporated†	89,305
3,078	Costco Wholesale Corporation†	98,773
2,845	CVS Corporation	92,747
665	Dollar Tree Stores Incorporated†	26,088
240	Michael's Stores Incorporated	10,908
3,749	Office Depot Incorporated†	68,382
4,053	Staples Incorporated†	99,825
3,091	Toys R Us Incorporated†	42,099
5,605	Walgreen Company	182,555

		710,682

MOTION PICTURES — 0.41%
27,936	AOL Time Warner Incorporated†	457,033
12,796	Walt Disney Company	262,318

		719,351

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING — 0.25%
217	Hunt (JB) Transport Services Incorporated†	10,785
306	Landstar System Incorporated†	18,883
6,258	United Parcel Service Incorporated	392,752
395	USF Corporation	12,581

		435,001

NON-DEPOSITORY CREDIT INSTITUTIONS — 0.90%
6,951	American Express Company	313,142
1,818	Capital One Financial Corporation	97,081
4,477	Charter Municipal Mortgage Acceptance Company	81,258
1,152	Countrywide Financial Corporation	78,163
5,005	Fannie Mae	324,274
4,149	Freddie Mac	220,519

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value
Common Stock (Continued)
8,408	MBNA Corporation	$196,243
3,436	ORIX Corporation ADR	115,106
3,348	Providian Financial Corporation	34,317
2,610	SLM Corporation	104,870

		1,564,973

OIL & GAS EXTRACTION — 1.20%
1,912	Anadarko Petroleum Corporation	83,173
1,178	Apache Corporation	81,258
13,023	BHP Billiton Limited ADR	185,838
1,678	Burlington Resources Incorporated	81,249
1,705	Devon Energy Corporation	88,234
2,671	ENI SpA ADR	204,038
4,552	Halliburton Company	110,067
924	Kerr-McGee Corporation	40,610
563	Nabors Industries Limited†	22,604
2,168	Noble Corporation†	78,438
2,565	Occidental Petroleum Corporation	88,056
2,318	Pride International Incorporated†	39,615
7,644	Repsol YPF SA ADR	129,413
2,230	Rowan Companies Incorporated†	55,839
2,984	Schlumberger Limited	147,738
504	Seacor Holdings Incorporated†	19,817
4,203	Shell Transport & Trading Company plc ADR	161,563
2,683	Southwestern Energy Company†	48,723
4,688	Total Sa ADR	361,023
2,672	Transocean Incorporated†	56,433

		2,083,729

PAPER & ALLIED PRODUCTS — 0.34%
164	Bemis Company Incorporated	7,423
1,963	Boise Cascade Corporation	53,492
2,458	International Paper Company	99,672
2,742	Kimberly-Clark Corporation	140,144
2,005	MeadWestvaco Corporation	50,827
314	Potlatch Corporation	9,260
7,021	Stora Enso Oyj ADR	90,501
708	Temple-Inland Incorporated	35,244
5,962	Upm-Kymmene Oyj ADR	108,389

		594,952

PERSONAL SERVICES — 0.16%
1,853	Cintas Corporation	73,990
1,895	G & K Services Incorporated Class A	62,630
1,268	H & R Block Incorporated	55,919
265	Regis Corporation	9,166
3,073	Unifirst Corporation	79,130

		280,835

Shares	Security Name	Value

PETROLEUM REFINING & RELATED INDUSTRIES — 1.74%
795	Amerada Hess Corporation	$37,485
10,737	BP plc ADR	447,948
5,851	ChevronTexaco Corporation	426,362
4,193	ConocoPhillips	234,137
39,036	Exxon Mobil Corporation	1,471,657
1,971	Headwaters Incorporated†	27,476
2,643	Marathon Oil Corporation	73,713
5,584	Royal Dutch Petroleum Company	250,554
2,268	Unocal Corporation†	69,446

		3,038,778

PRIMARY METAL INDUSTRIES — 0.34%
5,999	Alcoa Incorporated	171,332
4,712	Allegheny Technologies Incorporated	35,104
2,321	Engelhard Corporation	65,150
2,649	General Cable Corporation†	23,920
3,023	Johnson Matthew plc ADR	93,864
7,904	Kubota Corporation ADR	131,997
709	Mueller Industries Incorporated†	20,476
1,057	Nucor Corporation	54,340

		596,183

PRINTING, PUBLISHING, & ALLIED INDUSTRIES — 0.83%
1,199	Dow Jones & Company Incorporated	50,921
1,806	Gannett Company Incorporated	141,627
922	Knight-Ridder Incorporated	62,567
1,400	McGraw-Hill Companies Incorporated	85,400
1,313	New York Times Company	58,284
3,301	News Corporation Limited ADR	113,389
8,711	Pearson plc ADR	86,674
4,979	Reed Elsevier NV ADR	111,032
2,311	RR Donnelley & Sons Company	58,099
2,152	Toppan Printing Company Limited ADR	87,054
2,476	Tribune Company	114,515
10,403	Viacom Incorporated Class B	468,135

		1,437,697

RAILROAD TRANSPORTATION — 0.15%
1,768	Burlington Northern Santa Fe Corporation	50,123
1,460	CSX Corporation	47,129
3,695	Kansas City Southern†	44,894
2,641	Norfolk Southern Corporation	50,285
993	Union Pacific Corporation	60,513

		252,944

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS — 0.11%
5,297	Goodyear Tire & Rubber Company	37,715

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value

Common Stock (Continued)
1,888	Nike Incorporated Class B	$107,578
948	Sealed Air Corporation†	46,130

		191,423

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES — 1.02%
4,974	Amvescap plc ADR	79,784
916	Bear Stearns Companies Incorporated	64,102
10,852	Charles Schwab Corporation	117,853
5,275	Credit Suisse Group	166,004
252	Eaton Vance Corporation	8,583
2,134	Franklin Resources Incorporated	92,167
2,722	Friedman Billings Ramsey Group Incorporated	45,158
2,869	Goldman Sachs Group Incorporated	253,878
1,747	Lehman Brothers Holdings Incorporated	114,830
5,081	Merrill Lynch & Company Incorporated	273,256
6,586	Morgan Stanley	321,331
244	Neuberger Berman Incorporated	10,116
9,706	Nomura Holdings Incorporated ADR	142,193
2,068	T Rowe Price Group Incorporated	87,890

		1,777,145

SOCIAL SERVICES — 0.03%
9,723	ABB Limited ADR†	55,616

STONE, CLAY, GLASS, & CONCRETE PRODUCTS — 0.24%
7,254	Corning Incorporated†	59,845
3,982	Hanson plc ADR	129,614
7,419	Holcim Limited ADR†	146,999
5,223	Lafarge SA ADR	88,582

		425,040

TOBACCO PRODUCTS — 0.43%
10,942	Altria Group Incorporated	451,029
4,932	British American Tobacco plc ADR	101,156
1,930	Swedish Match AB ADR	131,240
356	Universal Corporation	14,916
1,561	UST Incorporated	52,137

		750,478

TRANSPORTATION BY AIR — 0.24%
10,458	BAA plc ADR	75,431
2,299	FedEx Corporation	154,263
7,165	Japan Airlines System Corporation ADR	84,435
5,730	Southwest Airlines Company	97,926

		412,055

Shares	Security Name	Value

TRANSPORTATION EQUIPMENT — 1.26%
6,701	BAE Systems plc ADR	$72,393
5,335	Boeing Company	199,476
3,585	DaimlerChrysler AG	137,055
2,347	Dana Corporation	36,191
5,340	Delphi Corporation	48,380
9,216	Fiat SpA ADR	62,577
11,689	Ford Motor Company	135,125
1,264	General Dynamics Corporation	108,843
2,860	General Motors Corporation	117,546
1,718	Genuine Parts Company	55,010
2,065	Goodrich Corporation	53,752
273	Group 1 Automotive Incorporated†	10,278
2,027	Harley-Davidson Incorporated	100,985
7,522	Honda Motor Company Limited ADR	153,148
5,361	Honeywell International Incorporated	155,415
796	ITT Industries Incorporated	51,804
594	Johnson Controls Incorporated	58,806
2,673	Lockheed Martin Corporation	136,938
1,021	Navistar International Corporation	45,669
1,033	Northrop Grumman Corporation	98,631
1,018	PACCAR Incorporated	86,734
3,416	Sports Resorts International Incorporated†	16,909
383	Textron Incorporated	17,235
4,125	Toyota Motor Corporation ADR	228,484

		2,187,384

TRANSPORTATION SERVICES — 0.05%
266	C H Robinson Worldwide Incorporated	10,100
389	Expeditors International of Washington Incorporated	14,669
1,807	Pegasus Solutions Incorporated†	26,111
1,924	Sabre Holdings Corporation	43,521

		94,401

WATER TRANSPORTATION — 0.10%
3,978	Carnival Corporation	137,599
861	Kirby Corporation†	25,141
399	Overseas Shipholding Group Incorporated	10,338

		173,078

WHOLESALE TRADE-DURABLE GOODS — 0.88%
539	Hughes Supply Incorporated	19,135
1,887	Imagistics International Incorporated†	53,968
15,660	Johnson & Johnson	776,423
1,253	Kyocera Corporation ADR	79,352
9,010	Mitsubishi Corporation ADR	152,277
1,114	Mitsui & Company Limited ADR	142,046
7,413	Nissan Motor Company Limited ADR	160,862

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value
Common Stock (Continued)
17,011	Sumitomo Mitsui Financial	$59,338
4,897	Visteon Corporation	33,055
1,105	WW Grainger Incorporated	55,062

		1,531,518

WHOLESALE TRADE-NONDURABLE GOODS — 0.52%
383	AmeriSource Bergen Corporation	22,293
567	Brown-Forman Corporation Class B	44,816
2,729	Cardinal Health Incorporated	155,362
1,905	Maui Land & Pineapple Company Incorporated	47,816
2,302	McKesson Corporation	75,367
1,707	Nash Finch Company	27,312
3,043	Safeway Incorporated†	74,280
1,976	Supervalu Incorporated	47,622
3,809	Sysco Corporation	119,831
2,797	Unilever NV NY Shares	156,576
4,093	Unilever plc ADR	133,515

		904,790

TOTAL COMMON STOCK (Cost $86,198,143)		83,821,622

Real Estate Investment Trust — 0.38%
3,254	Alexandria Real Estate Equities Incorporated	152,126
1,967	Capstead Mortgage Corporation	24,430
5,666	Crown American Realty Trust	63,912
7,177	Koger Equity Incorporated	128,253
3,101	Mid-America Apartment Communities Incorporated	91,138
3,119	Parkway Properties Incorporated	139,887
7,213	Winston Hotels Incorporated	66,937
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $603,653)		666,683

Principal	Interest Rate	Maturity Date
US Treasury Obligations — 49.51%

US TREASURY BONDS — 1.35%
$500,000	12.75%	11/15/10	612,988
300,000	13.75%	8/15/04	335,063
1,200,000	10.75%	8/15/05	1,402,453

			2,350,504

US TREASURY NOTES — 48.16%
4,375,000	3.00%	11/15/07	4,352,954
2,780,000	4.00%	11/15/12	2,695,513
7,730,000	1.63%	1/31/05	7,737,552
3,050,000	1.50%	2/28/05	3,045,355
1,390,000	1.63%	4/30/05	1,387,773
1,600,000	2.00%	5/15/06	1,587,563
1,810,000	1.13%	6/30/05	1,787,446
800,000	7.25%	8/15/04	845,125
3,950,000	7.88%	11/15/04	4,251,958
9,100,000	6.50%	5/15/05	9,823,732
2,600,000	5.63%	2/15/06	2,813,382
2,270,000	6.88%	5/15/06	2,537,613

Principal	Interest Rate	Maturity Date	Value
$2,160,000	6.50%	10/15/06	$2,411,437
100,000	6.63%	5/15/07	113,066
4,210,000	6.13%	8/15/07	4,696,289
5,100,000	5.63%	5/15/08	5,603,426
2,435,000	4.75%	11/15/08	2,576,534
2,850,000	6.00%	8/15/04	2,977,136
1,060,000	6.00%	8/15/09	1,187,365
1,000,000	6.50%	2/15/10	1,149,336
1,200,000	5.75%	8/15/10	1,326,937
3,100,000	5.75%	11/15/05	3,344,971
1,750,000	5.00%	2/15/11	1,848,233
6,920,000	4.63%	5/15/06	7,333,581
5,610,000	5.00%	8/15/11	5,906,275
520,000	4.88%	2/15/12	541,024

			83,881,576

TOTAL US TREASURY OBLIGATIONS
(Cost $85,421,772)			86,232,080

Short Term Investments — 1.46%

US TREASURY BILLS — 1.46%
86,000	0.92%^	10/16/03	85,899
140,000	0.93%^	10/16/03	139,835
146,000	0.89%^	10/16/03	145,828
26,000	0.91%^	10/16/03	25,969
135,000	0.91%^	10/16/03	134,841
70,000	0.89%^	10/16/03	69,918
22,000	0.90%^	10/16/03	21,974
724,000	0.89%^	10/16/03	723,177
718,000	0.90%^	10/16/03	717,210
157,000	0.90%^	10/16/03	156,828
244,000	0.90%^	10/16/03	243,732
75,000	0.88%^	10/16/03	74,912

TOTAL SHORT TERM INVESTMENTS (Cost $2,540,211)			2,540,123

TOTAL INVESTMENTS IN SECURITIES
(Cost $174,763,779)		99.47%	$173,260,508

Other Assets and Liabilities, Net		0.53	919,032

TOTAL NET ASSETS		100.00%	$174,179,540

(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
^	Yield to Maturity.
†	Non-income earning securities.
‡	Security of an affiliate of the fund with a cost of $428,662

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock — 62.57%

AMUSEMENT & RECREATION SERVICES — 0.11%
2,050	Harrah's Entertainment Incorporated	$84,911
5,956	International Game Technology	153,903
7,942	Park Place Entertainment Corporation†	69,731

		308,545

APPAREL & ACCESSORY STORES — 0.32%
1,111	Abercrombie & Fitch Company Class A†	33,819
12,692	Gap Incorporated	265,136
3,921	Kohl's Corporation†	248,003
8,779	Limited Brands	148,892
3,720	Nordstrom Incorporated	96,980
1,851	Payless ShoeSource Incorporated†	27,284
1,640	Ross Stores Incorporated	82,623

		902,737

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS — 0.38%
17,972	Benetton Group SpA ADR	366,269
2,213	Jones Apparel Group Incorporated	68,360
2,743	Liz Claiborne Incorporated	94,551
2,483	VF Corporation	99,568
10,735	Wacoal Corporation ADR	423,281

		1,052,029

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS — 0.11%
4,938	AutoNation Incorporated†	92,785
1,336	AutoZone Incorporated†	122,644
2,121	CarMax Incorporated	81,765

		297,194

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS — 0.27%
26	Cavco Industries Incorporated†	496
837	Centex Corporation	63,127
485	MDC Holdings Incorporated	24,784
88	NVR Incorporated†	38,148
731	Pulte Homes Incorporated	48,655
45,902	Sekisui House Limited ADR	403,234
9,704	Vivendi Universal SA ADR†	163,998

		742,442

BUILDING MATERIALS, HARDWARE, GARDEN SUPPY, & MOBILE HOME DEALERS — 0.55%
1,720	Fastenal Company	69,540
26,830	Home Depot Incorporated	862,852
9,365	Lowe’s Companies Incorporated	513,764
2,776	Sherwin-Williams Company	83,502

		1,529,658

BUSINESS SERVICES — 4.28%
3,938	3Com Corporation†	22,447
3,046	Adobe Systems Incorporated	118,276

Shares	Security Name	Value
15,344	Adecco SA ADR	$194,869
1,400	Advent Software Incorporated†	23,660
1,156	Affiliated Computer Services Incorporated†	57,349
5,824	Akamai Technologies Incorporated†	24,228
56,865	AOL Time Warner Incorporated†	930,312
1,824	Arbitron Incorporated†	67,452
1,884	Ariba Incorporated†	4,785
3,358	AutoDesk Incorporated	60,108
6,191	Automatic Data Processing Incorporated	247,083
6,121	BEA Systems Incorporated†	82,940
4,370	BMC Software Incorporated†	64,152
5,060	Cadence Design Systems Incorporated†	71,953
13,674	Cendant Corporation†	245,859
4,024	Ceridian Corporation†	78,227
1,611	Checkfree Corporation†	37,021
1,658	ChoicePoint Incorporated†	65,077
3,361	Citrix Systems Incorporated†	69,203
8,215	Computer Associates International Incorporated	210,550
2,302	Computer Sciences Corporation†	97,996
9,026	Compuware Corporation†	53,705
6,602	Concord EFS Incorporated†	91,438
3,324	Convergys Corporation†	59,832
1,648	Deluxe Corporation	70,370
3,720	DoubleClick Incorporated†	41,924
1,564	DST Systems Incorporated†	61,934
7,714	eBay Incorporated†	428,358
2,211	Echelon Corporation†	32,878
2,470	eFunds Corporation†	31,542
1,870	Electronic Arts Incorporated†	167,833
6,307	Electronic Data Systems Corporation	137,682
5,755	Enterasys Networks Incorporated†	33,206
2,863	Equifax Incorporated	65,677
3,637	eUniverse Incorporated† (a)	6,474
660	Fair Isaac Corporation	38,676
8,924	First Data Corporation	342,682
3,125	Fiserv Incorporated†	121,406
229	Hudson Highland Group Incorporated†	4,782
4,981	IMS Health Incorporated	96,980
	Infospace Incorporated	5
1,709	Internet Security Systems Incorporated†	21,345
5,725	Interpublic Group of Companies Incorporated	86,734
2,611	Intuit Incorporated†	118,331
1,637	Macromedia Incorporated†	39,026
2,030	Manpower Incorporated	78,987
1,537	Mercury Interactive Corporation†	67,459
1,816	Micromuse Incorporated†	14,855
123,804	Microsoft Corporation	3,283,282

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value
Common Stock (Continued)
2,482	Monster Worldwide Incorporated†	$67,808
5,736	MPS Group Incorporated†	54,779
1,532	NCR Corporation†	44,443
3,185	Network Associates Incorporated†	44,335
5,062	Novell Incorporated†	25,462
1,892	Omnicom Group Incorporated	147,765
63,105	Oracle Corporation†	806,482
4,022	Parametric Technology†	13,393
4,171	PeopleSoft Incorporated†	75,495
1,323	RealNetworks Incorporated†	8,361
12,842	Rentokil Initial plc ADR	213,285
4,909	Reuters Group plc ADR	115,951
4,197	Robert Half International Incorporated†	93,341
1,462	RSA Security Incorporated†	17,661
10,609	SAP AG ADR	317,630
8,075	Siebel Systems Incorporated†	81,396
46,673	Sun Microsystems Incorporated†	180,158
4,272	Sungard Data Systems Incorporated†	120,470
3,044	Sybase Incorporated†	51,474
2,040	Symantec Corporation†	117,157
1,196	Synopsys Incorporated†	81,579
4,116	TIBCO Software Incorporated†	22,021
5,708	Unisys Corporation†	74,090
3,614	VeriSign Incorporated†	54,102
5,274	Veritas Software Corporation†	181,848
2,865	Viad Corporation	68,416
1,899	webMethods Incorporated†	17,129
4,198	WPP Group plc ADR	192,646
7,549	Yahoo! Incorporated†	252,137

		11,911,764

CHEMICALS & ALLIED PRODUCTS — 6.77%
18,170	Abbott Laboratories	732,251
2,768	Abgenix Incorporated†	35,984
2,288	Air Products & Chemicals Incorporated	108,268
7,306	Akzo Nobel NV ADR	238,395
1,128	Alberto-Culver Company Class B	64,386
15,005	Amgen Incorporated†	988,830
15,600	AstraZeneca plc ADR	618,540
6,353	Aventis SA ADR	311,297
968	Avery Dennison Corporation	52,998
2,930	Avon Products Incorporated	187,813
6,497	BASF AG ADR	301,136
9,373	Bayer AG ADR	202,738
2,103	Biogen Incorporated†	82,984
22,363	Bristol-Myers Squibb Company	567,349
1,382	Cabot Corporation	37,577
8,555	Centerpulse Limited	235,434
2,933	Chiron Corporation†	149,055
2,768	Clorox Company	118,609
6,080	Colgate Palmolive Company	336,102
4,034	Crompton Corporation	23,841
10,570	Dow Chemical Company	364,982

Shares	Security Name	Value
10,725	E I Du Pont de Nemours & Company	$479,837
1,079	Eastman Chemical Company	38,639
4,027	Ecolab Incorporated	103,856
13,138	Eli Lilly & Company	874,071
1,424	Estee Lauder Companies Incorporated	49,114
810	FMC Corporation†	20,161
4,868	Forest Laboratories Incorporated†	228,796
2,517	Genentech Incorporated†	199,850
2,944	Genzyme Corporation†	138,810
2,703	Gilead Sciences Incorporated†	180,290
11,500	Gillette Company	373,290
23,508	GlaxoSmithKline plc ADR	912,816
2,089	Great Lakes Chemical Corporation	44,266
2,177	ICN Pharmaceuticals Incorporated	38,098
1,829	IDEC Pharmaceuticals Corporation†	63,558
3,098	IMC Global Incorporated	24,257
1,338	ImClone Systems Incorporated†	56,236
2,272	International Flavors & Fragrances Incorporated	71,568
2,897	IVAX Corporation†	57,361
4,161	King Pharmaceuticals Incorporated†	58,462
1,501	Lubrizol Corporation	51,034
3,016	Medarex Incorporated†	18,126
324	Medicis Pharmaceutical Corporation	19,790
3,570	MedImmune Incorporated†	124,486
25,912	Merck & Company Incorporated	1,303,892
4,070	Millennium Chemicals Incorporated	44,037
3,223	Mylan Laboratories Incorporated	117,317
24,158	Novartis AG ADR	893,121
5,623	Novo Nordisk A/S ADR	201,022
91,150	Pfizer Incorporated	2,727,208
1,892	PPG Industries Incorporated	103,890
1,765	Praxair Incorporated	112,642
13,957	Procter & Gamble Company	1,218,307
2,918	Protein Design Labs Incorporated†	35,891
7,176	Roche Holding AG ADR	549,521
2,920	Rohm & Haas Company	106,084
17,205	Schering-Plough Corporation	261,344
2,014	Sepracor Incorporated†	54,217
21,000	Shiseido Company Limited ADR	219,755
1,169	Sigma Aldrich Corporation	64,003
1,509	Valspar Corporation	70,123
2,413	Vertex Pharmaceuticals Incorporated†	30,404
1,905	Watson Pharmaceuticals Incorporated†	78,296
15,378	Wyeth	658,944

		18,835,359

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

COAL MINING — 0.02%
2,329	Arch Coal Incorporated	$53,451

COMMUNICATIONS — 3.73%
3,185	Alltel Corporation	145,873
3,992	American Tower Corporation Class A†	45,429
10,161	AT&T Corporation	226,590
36,385	AT&T Wireless Services Incorporated†	313,639
6,267	Avaya Incorporated†	65,490
21,369	BellSouth Corporation	538,499
5,246	British Sky Broadcasting Group plc ADR†	222,850
9,382	BT Group plc ADR†	275,362
1,792	Cablevision Systems Corporation†	36,109
2,399	CenturyTel Incorporated	83,389
1,769	Certegy Incorporated†	53,512
4,357	Cincinnati Bell Incorporated†	24,617
7,678	Clear Channel Communications Incorporated†	346,431
47,909	Comcast Corporation†	1,425,293
2,861	COX Communications Incorporated Class A†	93,612
3,929	Crown Castle International Corporation†	42,237
20,869	Deutsche Telekom AG ADR	299,261
3,365	Extreme Networks Incorporated†	23,185
9,153	France Telecom SA ADR	226,994
2,191	Hispanic Broadcasting Corporation†	68,797
3,626	Interactive Corporation†	134,198
5,673	Lagardere SCA ADR	257,731
6,362	Level 3 Communications Incorporated†	31,937
13,289	Nextel Communications Incorporated Class A†	256,212
11,100	Nippon Telegraph & Telephone Corporation ADR	246,309
12,000	NTT DoCoMo Incorporated ADR†	310,440
23,822	Qwest Communications International Incorporated†	106,008
6,605	Reed Elsevier plc	207,727
39,952	SBC Communications Incorporated	898,520
12,248	Sprint Corporation (FON Group)	180,903
14,867	Sprint Corporation (PCS Group)†	77,160
9,577	TDC A/S ADR	143,177
17,054	Telefonica SA ADR†	605,417
773	Telephone & Data Systems Incorporated	44,386
3,441	Univision Communications Incorporated Class A†	129,003

Shares	Security Name	Value
33,081	Verizon Communications Incorporated	$1,168,421
56,076	Vodafone Group plc ADR	1,026,191

		10,380,909

DEPOSITORY INSTITUTIONS — 7.65%
3,943	ABC Bancorp	66,085
19,207	ABN AMRO Holding NV ADR	338,811
12,410	Allied Irish Banks plc ADR	348,473
5,184	AmSouth Bancorporation	111,663
1,942	Associated Banc-Corporation	74,126
32,925	Banco Bilbao Vizcaya Argentaria SA ADR	353,944
15,674	Banco Commercial Portuguese SA ADR	138,715
50,247	Banco Santander Central Hispano SA ADR	431,119
17,030	Bank of America Corporation	1,349,628
8,373	Bank of New York Company Incorporated	246,334
12,340	Bank One Corporation	487,060
16,547	Barclays plc ADR	489,460
5,222	Bayerische Hypo-Und Vereinsbank AG ADR†	81,584
5,601	BB&T Corporation	204,549
16,839	BNP Paribas SA ADR	419,481
3,092	BostonFed Bancorp Incorporated	95,914
1,422	Bryn Mawr Bank Corporation	59,297
1,981	Capitol Bancorp Limited	54,478
5,741	Cascade Bancorp	103,453
1,417	CB Bancshares Incorporated	86,596
2,217	Charter One Financial Incorporated	68,727
2,894	Chittenden Corporation	83,463
61,878	Citigroup Incorporated	2,682,411
1,927	City Bank Lynnwood Washington	62,589
744	City National Corporation	38,465
2,084	CoBiz Incorporated	33,281
2,631	Columbia Bancorp	74,747
1,336	Comerica Incorporated	65,918
1,456	Commerce Bancshares Incorporated	63,161
1,800	Commercial Federal Corporation	44,640
2,303	Compass Bancshares Incorporated	79,177
2,268	Connecticut Bancshares	115,781
5,637	Deutsche Bank AG	328,299
5,915	Fifth Third Bancorp	346,619
3,105	First Oak Brook Bancshares Incorporated	79,581
2,923	First Place Financial Corporation	49,399
1,605	First South Bancorp Incorporated	60,300
2,173	First Tennessee National Corporation	89,854
2,502	FirstMerit Corporation	63,376
11,672	Fleet Boston Financial Corporation	345,374

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value
Common Stock (Continued)
3,650	Fulton Financial Corporation	$73,730
1,006	German American Bancorp	18,531
1,554	Golden West Financial Corporation	134,064
1,300	GreenPoint Financial Corporation	44,044
13,100	HBOS plc ADR	437,626
3,532	Hibernia Corporation Class A	73,289
15,244	Horizon Financial Corporation	262,197
15,278	HSBC Holdings plc ADR	982,681
3,944	Huntington Bancshares Incorporated	78,880
527	IBERIABANK Corporation	25,296
16,471	ING Groep NV	324,973
2,815	Interchange Financial Services Corporation	61,649
1,772	Itla Capital Corporation†	79,740
24,431	JP Morgan Chase & Company	836,029
4,203	KeyCorp	114,238
12,434	Lloyds TSB Group plc ADR	328,631
631	M&T Bank Corporation	53,155
3,274	Marshall & Ilsley Corporation	101,494
2,024	MASSBANK Corporation	74,645
4,125	Mellon Financial Corporation	129,319
1,406	Mercantile Bankshares	57,435
2,219	Merchants Bancshares Incorporated	59,913
5,372	National Australia Bank Limited ADR	543,109
57,941	National Bank of Greece	250,305
6,310	National City Corporation	199,901
3,240	National Commerce Financial Corporation	81,000
1,827	New York Community Bancorp, Incorporated	56,199
1,696	North Fork Bancorporation Incorporated	57,274
2,063	Northern Trust Corporation	87,141
200	Park National Corporation	22,500
2,245	Peoples Bancorp Incorporated	62,318
1,050	PNC Financial Services Group	49,980
3,610	Prosperity Bancshares Incorporated	75,810
2,269	Regions Financial Corporation	80,005
22,365	Sanpaolo IMI SpA ADR	431,645
19,699	Societe Generale ADR	261,260
4,751	SouthTrust Corporation	137,731
2,514	State Bancorp Incorporated	52,015
2,753	State Street Corporation	120,994
38,000	Sumitomo Mitsui Financial	132,552
1,968	Summit Bancshares Incorporated	53,785
1,569	Sun Bancorp Incorporated	31,019
2,229	SunTrust Banks Incorporated	136,259
4,360	Synovus Financial Corporation	106,602
324	TCF Financial Corporation	14,901
2,894	Trustmark Corporation	76,054
2,159	Union Planters Corporation	68,872
24,285	US Bancorp	580,412

Shares	Security Name	Value
3,305	Valley National Bancorp	$92,904
14,446	Wachovia Corporation	608,899
10,113	Washington Mutual Incorporated	394,205
927	Webster Financial Corporation	36,107
18,785	Wells Fargo & Company‡	941,880
10,989	Westpac Banking Corporation ADR	561,977
1,740	Wilmington Trust Corporation	55,576
2,971	Yardville National Bancorp	65,362
1,285	Zions Bancorporation	71,571

		21,265,615

EATING & DRINKING PLACES — 0.28%
2,141	Brinker International Incorporated†	73,222
3,748	Darden Restaurants Incorporated	81,706
15,290	McDonald's Corporation	342,802
2,081	Outback Steakhouse Incorporated	80,431
2,029	Wendy's International Incorporated	64,015
4,175	Yum! Brands Incorporated†	123,789

		765,965

EDUCATIONAL SERVICES — 0.10%
2,943	Apollo Group Incorporated Class A†	188,558
1,734	Career Education Corporation†	78,255

		266,813

ELECTRIC, GAS, & SANITARY SERVICES — 2.58%
8,372	AES Corporation†	54,251
2,700	Allegheny Energy Incorporated†	25,029
3,745	Allied Waste Industries Incorporated†	41,420
2,510	Ameren Corporation	106,675
3,166	American Electric Power Company Incorporated	89,629
9,400	BG Group plc ADR	205,014
1,387	Black Hills Corporation	44,953
6,512	Calpine Corporation†	36,728
6,206	CenterPoint Energy Incorporated	52,689
713	CH Energy Group Incorporated	31,550
3,286	Cinergy Corporation	112,447
6,239	Citizens Communications Company†	71,125
58,626	CLP Holdings Limited ADR	258,576
2,875	CMS Energy Corporation†	19,176
2,634	Connecticut Water Service Incorporated	76,913
2,470	Consolidated Edison Incorporated	97,639
3,016	Constellation Energy Group Incorporated	109,752
3,177	Dominion Resources Incorporated	192,463
2,038	DTE Energy Company	71,147

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
10,994	Duke Energy Corporation	$187,778
5,625	E.ON AG ADR	292,163
5,548	Edison International†	104,635
8,610	El Paso Corporation	63,197
15,796	Endesa SA ADR	247,207
1,872	EnergySouth Incorporated	61,763
3,336	Entergy Corporation	174,973
4,330	Exelon Corporation	255,037
4,782	FirstEnergy Corporation	139,921
2,090	FPL Group Incorporated	129,287
197,329	Hong Kong & China Gas Company Limited ADR	265,664
64,000	Hong Kong Electric Holdings Limited ADR	252,736
5,666	International Power plc ADR†	135,927
2,452	KeySpan Corporation	82,755
2,256	Kinder Morgan Incorporated	120,132
3,297	Middlesex Water Company	87,371
6,517	National Grid Transco plc ADR	201,049
4,558	NiSource Incorporated	88,152
2,300	NSTAR	102,580
5,825	PG&E Corporation†	129,140
1,697	Pinnacle West Capital Corporation	58,207
3,197	PPL Corporation	126,825
2,275	Progress Energy Incorporated	92,115
2,331	Public Service Enterprise Group Incorporated	98,695
4,894	Reliant Resources Incorporated†	22,610
5,109	RWE AG ADR	137,705
12,950	Scottish Power plc ADR	305,620
3,118	Sempra Energy	92,761
8,953	Southern Company	254,086
13,079	Suez SA ADR	208,872
310	Texas Genco Holdings Incorporated	7,595
2,834	TXU Corporation	62,348
976	UIL Holdings Corporation	35,185
22,217	United Utilities plc ADR	385,465
2,725	Unitil Corporation	68,670
6,763	Waste Management Incorporated	179,963
8,951	Williams Companies Incorporated	81,723
819	WPS Resources Corporation	31,792
6,796	Xcel Energy Incorporated	99,561

		7,168,441

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT — 5.68%
2,432	Advanced Fibre Communications Incorporated†	56,593
7,004	Advanced Micro Devices Incorporated†	79,075
24,874	Alcatel SA ADR	270,878

Shares	Security Name	Value
5,199	Altera Corporation†	$116,666
4,575	American Power Conversion Corporation	81,984
4,373	Analog Devices Incorporated†	179,293
2,475	Andrew Corporation†	30,641
6,682	Applied Micro Circuits Corporation†	38,822
8,445	ASML Holding NV NY Shares†	134,276
3,885	Broadcom Corporation†	106,760
5,494	Canon Incorporated ADR	266,239
8,461	Chartered Semiconductor Manufacturing Limited ADR†	55,589
5,588	CIENA Corporation†	36,322
3,352	Comverse Technology Incorporated†	55,274
8,363	Conexant Systems Incorporated†	45,829
1,200	Cooper Industries Limited Class A	61,068
2,016	Cree Incorporated†	31,893
3,169	Cypress Semiconductor Corporation†	58,848
3,821	EchoStar Communications Corporation Class A†	140,995
463	Emco Group, Incorporated†	20,404
4,144	Emerson Electric Company	231,069
21,617	Ericsson ADR†	334,631
4,455	Gemstar-TV Guide International Incorporated†	21,473
113,917	General Electric Company	3,368,526
1,309	Harris Corporation	43,459
7,684	Infineon Technologies AG ADR	112,955
2,712	Integrated Device Technology Incorporated†	37,832
74,610	Intel Corporation	2,135,338
1,209	Interdigital Communications Corporation†	21,460
19,704	International Business Machines Corporation	1,615,925
1,275	International Rectifier Corporation†	53,027
3,600	Jabil Circuit Incorporated†	101,340
21,032	JDS Uniphase Corporation†	72,350
13,640	Koninklijke Philips Electronics NV NY Shares	332,816
891	L-3 Communications Holdings Incorporated†	45,521
2,406	Lattice Semiconductor Corporation	21,173
3,790	Linear Technology Corporation	156,224
6,034	LSI Logic Corporation†	69,632
19,845	Matsushita Electric Industrial Company Limited ADR	254,214
3,733	Maxim Integrated Products Incorporated	167,649
1,807	Maytag Corporation	48,970
2,937	McDATA Corporation Class A†	29,811

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value
Common Stock (Continued)
7,868	Micron Technology Incorporated†	$112,984
2,787	Mindspeed Technologies, Incorporated†	9,810
20,000	Minebea Company Limited ADR	199,178
3,432	Molex Incorporated	100,969
29,354	Motorola Incorporated	314,968
3,553	Mykrolis Corporation†	44,768
2,447	National Semiconductor Corporation†	71,306
5,556	Network Appliance Incorporated†	124,510
1,899	Nidec Corporation ADR	150,971
27,017	Nokia Oyi ADR	440,107
2,081	Novellus Systems Incorporated†	83,157
2,450	NVIDIA Corporation†	44,492
1,036	Omron Corporation ADR	209,988
10,763	Pioneer Corporation ADR	239,907
1,911	Plexus Corporation†	31,532
4,000	PMC-Sierra Incorporated†	57,040
2,519	Polycom Incorporated†	43,226
3,570	Power-One Incorporated†	42,162
2,956	Powerwave Technologies Incorporated†	24,978
1,456	QLogic Corporation†	71,373
9,433	Qualcomm Incorporated	389,394
2,643	Rambus Incorporated†	44,032
3,529	RF Micro Devices Incorporated†	31,126
3,666	Rockwell Collins Incorporated	99,165
9,166	Sanmina-SCI Corporation†	82,311
2,811	Scientific-Atlanta Incorporated	95,574
2,152	Skyworks Solutions Incorporated†	24,404
12,025	Solectron Corporation†	71,308
5,885	Sony Corporation ADR	193,911
8,285	STMicroelectronics NV ADR	206,628
2,613	TDK Corporation ADR	169,322
5,940	Tellabs Incorporated†	38,788
20,587	Texas Instruments Incorporated	491,000
2,220	Triquint Semiconductor Incorporated†	12,343
1,092	Varian Semiconductor Equipment Associates Incorporated†	44,302
2,858	Vishay Intertechnology Incorporated†	47,071
3,686	Vitesse Semiconductor Corporation†	25,175
520	Whirlpool Corporation	36,182
4,424	Xilinx Incorporated†	136,438

		15,798,744

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES — 0.39%
2,565	Applera Corporation-Celera Genomics Group†	26,112
2,290	Celgene Corporation†	88,142
618	Cephalon Incorporated†	27,408

Shares	Security Name	Value
2,911	CuraGen Corporation†	$13,361
2,019	Dun & Bradstreet Corporation†	85,000
1,635	Fluor Corporation	60,233
2,268	Gene Logic Incorporated†	11,635
3,419	Incyte Genomics Corporation†	13,539
1,789	Landauer Incorporated	65,674
5,002	Millennium Pharmaceutical Incorporated†	69,528
3,400	Monsanto Company	87,414
2,382	Moody's Corporation	123,531
5,005	Paychex Incorporated	180,180
1,466	Quest Diagnostics Incorporated†	87,960
4,218	Quintiles Transnational Corporation†	60,064
7,486	ServiceMaster Company	74,936
1,169	UnitedGlobalCom Incorporated Class A†	7,809

		1,082,526

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT — 0.24%
449	Alliant Techsystems Incorporated†	22,873
1,060	Ball Corporation	55,968
2,465	Crane Company	63,079
2,036	Fortune Brands Incorporated	114,830
3,448	Illinois Tool Works Incorporated	249,256
6,674	Masco Corporation	165,448

		671,454

FOOD & KINDRED PRODUCTS — 2.31%
269	American Italian Pasta Company Class A†	11,223
7,837	Anheuser-Busch Companies Incorporated	403,919
11,356	Archer-Daniels-Midland Company	157,508
10,442	Cadbury Schweppes plc ADR	256,664
5,077	Campbell Soup Company	122,863
27,027	Coca Cola Company	1,176,215
7,040	Coca Cola Enterprises Incorporated	130,170
35,100	Compass Group plc ADR	194,458
6,797	ConAgra Foods Incorporated	149,534
2,059	Del Monte Foods Company†	18,490
9,553	Diageo plc ADR	417,848
2,962	Flowers Foods Incorporated	62,706
4,231	General Mills Incorporated	196,149
3,300	Hercules Incorporated†	36,960
1,394	Hershey Foods Corporation	97,441
3,599	Heinz (H J) Company	116,464
2,576	Hormel Foods Corporation	55,642
1,869	JM Smucker Company	75,657
5,236	Kellogg Company	175,563
39,055	Kirin Brewery Company Limited ADR	274,166
1,905	Kraft Foods Incorporated	56,579
3,606	McCormick & Company Incorporated	96,280

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
14,334	Nestle SA ADR	$780,390
3,881	Pepsi Bottling Group Incorporated	93,610
3,040	PepsiAmericas Incorporated	42,317
18,792	PepsiCo Incorporated	836,996
10,175	Sara Lee Corporation	193,122
4,204	Tyson Foods Incorporated Class A	47,085
2,719	WM Wrigley Jr Company	144,240

		6,420,259

FOOD STORES — 0.45%
3,796	Albertson's Incorporated	79,793
8,816	Coles Myer Limited ADR	334,567
5,181	Ito-Yokado Company Limited ADR(a)	147,990
26,591	Koninklijke Ahold NV ADR	247,296
9,659	Kroger Company†	185,549
5,854	Starbucks Corporation†	166,488
873	Whole Foods Market Incorporated†	47,430
3,069	Winn-Dixie Stores Incorporated	30,843

		1,239,956

FORESTRY — 0.08%
3,585	Plum Creek Timber Company	93,748
2,378	Weyerhaeuser Company	141,491

		235,239

FURNITURE & FIXTURES — 0.17%
1,821	Ethan Allen Interiors Incorporated	70,491
2,916	Herman Miller Incorporated	68,176
700	Hillenbrand Industries Incorporated	37,905
3,005	HON Industries Incorporated	110,344
4,614	Leggett & Platt Incorporated	106,860
3,437	Newell Rubbermaid Incorporated	81,629

		475,405

GENERAL MERCHANDISE STORES — 1.74%
1,558	BJ's Wholesale Club Incorporated†	34,026
5,634	Dollar General Corporation	129,188
2,779	Family Dollar Stores Incorporated	111,493
2,218	Federated Department Stores Incorporated	96,927
3,636	JC Penney Company Incorporated	77,156
4,063	May Department Stores Company	112,058
9,861	Mitsukoshi Limited ADR†	270,442
4,266	Saks Incorporated†	53,709
3,324	Sears Roebuck & Company	146,322
10,412	Target Corporation	422,727
26,285	Tesco plc ADR	269,416

Shares	Security Name	Value
7,302	TJX Companies Incorporated	$158,161
49,857	Wal-Mart Stores Incorporated	2,950,039

		4,831,664

HEALTH SERVICES — 0.36%
4,023	Caremark Rx Incorporated†	101,098
1,598	Corvel Corporation†	60,500
1,616	Enzon Pharmaceuticals Incorporated†	18,374
1,072	Express Scripts Incorporated†	69,476
2,932	First Health Group Corporation†	76,876
5,757	HCA Incorporated	218,708
5,074	Health Management Association Incorporated Class A	113,049
2,670	Human Genome Sciences Incorporated†	38,021
1,713	Immunomedics Incorporated†	15,109
1,250	Laboratory Corporation of America Holdings†	37,813
500	Lincare Holdings Incorporated†	17,315
2,865	Manor Care Incorporated	79,074
719	Renal Care Group Incorporated†	26,107
5,236	Tenet Healthcare Corporation†	84,038
1,032	Universal Health Services Incorporated Class B†	51,373

		1,006,931

HOLDING & OTHER INVESTMENT OFFICES — 0.06%
29,000	Mitsubishi Tokyo Finance	170,230

HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES — 0.21%
4,175	Bed Bath & Beyond Incorporated†	179,650
4,232	Best Buy Company Incorporated†	220,106
4,660	Circuit City Stores Incorporated	48,604
2,853	Pier 1 Imports Incorporated	58,686
2,976	RadioShack Corporation	90,471

		597,517

HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGE PLACES — 0.24%
15,407	Accor SA ADR	300,162
7,116	Hilton Hotels Corporation	108,732
1,439	Mandalay Resort Group	54,682
2,724	Marriott International Incorporated	111,222
2,352	Starwood Hotels & Resorts Worldwide Incorporated	79,568

		654,366

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT — 3.35%
3,991	3M Company	568,598
2,392	AGCO Corporation†	52,815
1,199	American Standard Companies Incorporated†	96,148
5,636	Apple Computer Incorporated†	127,543

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value
Common Stock (Continued)
20,372	Applied Materials Incorporated†	$440,035
2,916	Baker Hughes Incorporated	97,569
1,343	Black & Decker Corporation	57,454
5,072	Brocade Communications Systems Incorporated†	28,606
3,848	Caterpillar Incorporated	276,402
1,311	CDW Corporation†	67,661
82,012	Cisco Systems Incorporated†	1,570,530
1,133	Cooper Cameron Corporation†	55,018
2,893	Deere & Company	163,483
29,842	Dell Incorporated†	973,744
1,159	Diebold Incorporated	56,675
3,045	Dover Corporation	115,771
763	Eaton Corporation	71,447
28,806	EMC Corporation†	367,277
1,989	Emulex Corporation†	48,154
2,605	FMC Technologies Incorporated†	61,660
5,966	Gateway Incorporated†	34,424
4,393	Grant Prideco Incorporated†	50,959
37,575	Hewlett-Packard Company	748,494
1,695	Hitachi Limited ADR	92,615
1,989	Ingersoll-Rand Company Class A	118,385
5,979	Juniper Networks Incorporated†	102,958
1,957	Kadant Incorporated†	36,987
14,474	Komatsu Limited ADR	330,466
2,826	Lam Research Corporation†	72,685
1,460	Lexmark International Incorporated†	97,878
45,087	Makita Corporation ADR	396,766
23,526	NEC Corporation ADR	177,621
2,639	Pall Corporation	65,975
1,812	Palm Incorporated†	33,069
1,552	Parker-Hannifin Corporation	76,855
2,602	Pitney Bowes Incorporated	101,478
3,606	Quantum Corporation—DLT†	10,890
1,135	Sandisk Corporation†	68,622
9,134	Siemens AG ADR	568,866
1,699	Smith International Incorporation†	66,414
3,387	Sonus Networks Incorporated†	24,048
1,037	SPX Corporation†	51,176
1,808	Stanley Works	54,728
2,371	Storage Technology Corporation†	60,721
5,375	Symbol Technologies Incorporated	72,778
5,488	United Technologies Corporation	440,412
884	Varian Medical Systems Incorporated†	49,371
385	Zebra Technologies Corporation Class A†	20,644

		9,322,875

INSURANCE AGENTS, BROKERS & SERVICE — 0.19%
3,738	AON Corporation	82,984
4,492	Humana Incorporated†	79,014

Shares	Security Name	Value
5,768	Marsh & McLennan Companies Incorporated	$288,400
3,125	Medco Health Solutions Incorporated†	83,437

		533,835

INSURANCE CARRIERS — 2.67%
3,512	ACE Limited	113,086
10,824	Aegon NV ADR	134,867
1,876	Aetna Incorporated	106,932
6,336	AFLAC Incorporated	202,815
14,291	Allianz AG ADR	127,619
1,067	Allmerica Financial Corporation†	25,256
7,831	Allstate Corporation	279,958
1,030	AMBAC Financial Group Incorporated	66,868
31,595	American International Group Incorporated	1,882,114
711	American National Insurance Company	61,139
1,772	Anthem Incorporated†	129,710
16,339	AXA ADR	290,507
1,941	Chubb Corporation	131,872
1,554	CIGNA Corporation	74,095
3,001	Cincinnati Financial Corporation	121,090
1,036	CNA Financial Corporation†	22,533
3,096	Hartford Financial Services Group	164,769
2,190	Health Net Incorporated†	69,708
1,163	Jefferson-Pilot Corporation	51,486
2,932	John Hancock Financial Services Incorporated	89,514
1,166	Lincoln National Corporation	41,300
2,142	Loews Corporation	88,165
1,434	MBIA Incorporated	80,964
8,342	MetLife Incorporated	237,080
1,045	MGIC Investment Corporation	58,907
396	Mid Atlantic Medical Services Incorporated†	19,428
4,954	Millea Holdings Incorporated ADR	253,348
2,231	Old Republic International Corporation	74,939
1,531	Oxford Health Plans Incorporated†	55,499
1,352	PMI Group Incorporated	47,834
4,256	Principal Financial Group Incorporated	133,894
2,616	Progressive Corporation	185,056
2,010	Protective Life Corporation	58,471
6,265	Prudential Financial Incorporated	228,109
1,354	Radian Group Incorporated	64,437
2,356	Safeco Corporation	84,957
772	Stancorp Financial Group Incorporated	43,761
2,323	Stewart Information Services Corporation	67,971
3,260	Swiss Reinsurance ADR	200,180

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
2,388	St Paul Companies Incorporated	$83,007
1,683	Torchmark Corporation	67,926
14,020	Travelers Property Casualty Corporation Class B†	217,170
7,259	UnitedHealth Group Incorporated	358,812
2,414	Unitrin Incorporated	71,503
3,781	UnumProvident Corporation	53,312
1,869	WellPoint Health Networks Incorporated†	145,782
1,702	XL Capital Limited Class A	128,927
10,943	Zurich Financial Services AG ADR	140,642

		7,437,319

LEATHER & LEATHER PRODUCTS — 0.02%
996	Coach Incorporated†	57,808

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE — 0.04%
4,348	Georgia-Pacific Corporation	100,743

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS — 1.81%
2,047	Advanced Medical Optics Incorporated†	33,960
8,205	Advantest Corporation ADR	142,439
6,394	Agilent Technologies Incorporated†	155,502
1,739	Allergan Incorporated	138,181
4,101	Applera Corporation-Applied Biosystems Group	89,238
1,198	Bausch & Lomb Incorporated	50,508
6,734	Baxter International Incorporated	189,225
1,187	Beckman Coulter Incorporated	52,643
3,371	Becton Dickinson & Company	123,176
4,104	Biomet Incorporated	122,012
5,153	Boston Scientific Corporation†	309,695
1,052	CR Bard Incorporated	70,484
1,690	Danaher Corporation	130,553
2,062	Dentsply International Incorporated	90,213
4,292	Eastman Kodak Company	119,704
7,160	Fuji Photo Film Company Limited ADR	215,444
11,383	General Motors Corporation Class H	170,062
3,464	Guidant Corporation	173,893
2,116	KLA-Tencor Corporation†	125,606
14,273	Medtronic Incorporated	707,655
2,946	Microchip Technology Incorporated	82,517
1,265	Millipore Corporation	57,431
2,058	Newport Corporation†	36,776
11,543	Olympus Optical Company Limited ADR	265,129

Shares	Security Name	Value
2,809	PerkinElmer Incorporated	$46,461
4,817	Raytheon Company	154,433
621	Resmed, Incorporated†	26,889
2,067	Ricoh Company Limited ADR	190,164
3,659	Rockwell Automation Incorporated	99,598
2,243	St Jude Medical Incorporated†	116,793
2,519	Stryker Corporation	190,940
2,629	Tektronix Incorporated†	62,150
3,028	Teradyne Incorporated†	53,989
3,521	Thermo Electron Corporation†	80,244
1,833	Viasys Healthcare Incorporated†	40,509
2,376	Waters Corporation†	72,468
11,296	Xerox Corporation†	121,772
2,637	Zimmer Holdings Incorporated†	136,438

		5,044,894

METAL MINING — 0.23%
6,064	Newmont Mining Corporation	238,072
1,704	Phelps Dodge Corporation†	81,775
3,755	Rio Tinto plc ADR	332,468

		652,315

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS — 0.10%
7,763	Pechiney SA ADR	196,248
2,170	Vulcan Materials Company	89,860

		286,108

MISCELLANEOUS MANUFACTURING INDUSTRIES — 0.30%
2,591	Callaway Golf Company	38,943
4,367	Hasbro Incorporated	80,790
6,189	Mattel Incorporated	119,571
2,447	Tiffany & Company	95,237
24,750	Tyco International Limited	509,355

		843,896

MISCELLANEOUS RETAIL — 0.52%
3,211	Amazon.Com Incorporated†	149,117
3,882	Cash America International Incorporated	67,353
5,723	Costco Wholesale Corporation†	183,651
5,372	CVS Corporation	175,127
2,256	Dollar Tree Stores Incorporated†	88,503
5,882	Office Depot Incorporated†	107,288
6,530	Rite Aid Corporation†	32,977
7,593	Staples Incorporated†	187,016
4,238	Toys R Us Incorporated†	57,722
12,195	Walgreen Company	397,191

		1,445,945

MOTION PICTURES — 0.32%
30,633	Liberty Media Corporation Class A†	370,659
25,462	Walt Disney Company	521,971

		892,630

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value
Common Stock (Continued)

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING — 0.32%
1,733	CNF Incorporated	$51,470
13,478	United Parcel Service Incorporated Class B	845,879

		897,349

NON-DEPOSITORY CREDIT INSTITUTIONS — 1.16%
14,946	American Express Company	673,316
2,974	Capital One Financial Corporation	158,812
1,843	Countrywide Financial Corporation	125,048
1,152	Doral Financial Corporation	47,290
10,983	Fannie Mae	711,589
8,197	Freddie Mac	435,671
16,605	MBNA Corporation	387,561
4,996	Metris Companies Incorporated†	16,287
5,798	ORIX Corporation ADR	194,233
5,093	Providian Financial Corporation	52,203
5,530	SLM Corporation	222,195
6,256	Sovereign Bancorp Incorporated	123,118
215	The Student Loan Corporation	26,436
3,727	World Acceptance Corporation†	51,954

		3,225,713

OIL & GAS EXTRACTION — 1.66%
3,366	Anadarko Petroleum Corporation	146,421
2,283	Apache Corporation	157,481
24,039	BHP Billiton Limited ADR	343,037
2,241	BJ Services Company†	83,746
3,177	Burlington Resources Incorporated	153,830
3,471	Devon Energy Corporation	179,624
546	Diamond Offshore Drilling	11,029
6,829	ENI SpA ADR	521,667
2,487	ENSCO International Incorporated	69,512
2,134	EOG Resources Incorporated	90,482
6,529	Halliburton Company	157,871
2,500	Houston Exploration Company†	85,725
1,637	Kerr-McGee Corporation	71,946
1,646	Nabors Industries Limited†	66,087
2,138	Newfield Exploration Company†	84,002
1,332	Noble Corporation†	48,192
2,067	Noble Energy Incorporated	81,833
4,583	Occidental Petroleum Corporation	157,334
3,105	Pioneer Natural Resources Company†	78,743
3,000	Pride International Incorporated†	51,270

Shares	Security Name	Value
18,412	Repsol YPF SA ADR	$311,715
2,420	Rowan Companies Incorporated†	60,597
5,618	Schlumberger Limited	278,148
9,792	Shell Transport & Trading Company plc ADR	376,404
875	Tidewater Incorporated	25,130
10,434	Total Fina Elf SA ADR	803,522
3,452	Transocean Incorporated†	72,906
2,134	Varco International Incorporated†	36,812

		4,605,066

PAPER & ALLIED PRODUCTS — 0.42%
1,900	Boise Cascade Corporation	51,775
1,143	Bowater Incorporated	49,503
5,034	International Paper Company	204,129
5,403	Kimberly-Clark Corporation	276,147
3,504	MeadWestvaco Corporation	88,826
17,113	Stora Enso Oyj ADR	220,587
838	Temple-Inland Incorporated	41,716
12,620	UPM-Kymmene Oyj ADR	229,432

		1,162,115

PERSONAL SERVICES — 0.07%
3,086	Cintas Corporation	123,224
1,744	H&R Block Incorporated	76,910

		200,134

PETROLEUM REFINING & RELATED INDUSTRIES — 2.37%
1,196	Amerada Hess Corporation	56,391
1,422	Ashland Incorporated	47,011
24,252	BP plc ADR	1,011,793
12,477	ChevronTexaco Corporation	909,199
7,617	ConocoPhillips	425,333
79,172	Exxon Mobil Corporation	2,984,788
4,762	Marathon Oil Corporation	132,812
1,376	Murphy Oil Corporation	79,436
13,967	Royal Dutch Petroleum Company NY Shares	626,699
1,608	Sunoco Incorporated	65,333
3,660	Unocal Corporation†	112,069
1,456	Valero Energy Corporation	57,366
2,568	WD-40 Company	74,857

		6,583,087

PRIMARY METAL INDUSTRIES — 0.47%
4,800	AK Steel Holding Corporation†	12,674
11,336	Alcoa Incorporated	323,756
3,372	Allegheny Technologies Incorporated	25,121
3,120	Engelhard Corporation	87,578
11,475	Johnson Matthey plc ADR	356,296
18,305	Kubota Corporation ADR	305,694
1,406	Nucor Corporation	72,282
1,683	Precision Castparts Corporation	59,578
3,266	United States Steel Corporation	60,127

		1,303,106

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

PRINTING, PUBLISHING, & ALLIED INDUSTRIES — 1.07%
3,639	Belo Corporation Class A	$84,861
1,822	Dow Jones & Co Incorporated	77,380
3,345	Gannett Company Incorporated	262,315
1,284	Knight-Ridder Incorporated	87,132
2,342	McGraw-Hill Companies Incorporated	142,862
2,117	New York Times Company	93,974
6,794	News Corporation Limited ADR	233,374
17,996	Pearson plc ADR	179,060
2,981	Readers Digest Association Incorporated	36,279
7,491	Reed Elsevier NV ADR	167,049
2,189	Reynolds & Reynolds Company	63,590
2,910	RR Donnelley & Sons Company	73,157
4,117	Toppan Printing Company Limited ADR	166,543
4,469	Tribune Company	206,691
1,353	Valassis Communications Incorporated†	39,752
21,460	Viacom Incorporated Class B	965,700
151	Washington Post Company Class B	105,101

		2,984,820

RAILROAD TRANSPORTATION — 0.18%
4,028	Burlington Northern Santa Fe Corporation	114,194
2,110	CSX Corporation	68,111
3,906	Kansas City Southern†	47,458
5,492	Norfolk Southern Corporation	104,568
2,542	Union Pacific Corporation	154,909

		489,240

REAL ESTATE — 0.05%
3,896	Catellus Development Corporation†	91,361
1,433	LNR Property Corporation	57,320

		148,681

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS — 0.18%
5,785	Bridgestone Corporation ADR	161,134
4,639	Goodyear Tire & Rubber Company	33,030
3,473	Nike Incorporated Class B	197,892
1,126	Sealed Air Corporation†	54,791
2,441	Tupperware Corporation	39,862

		486,709

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES — 1.31%
9,322	Amvescap plc ADR	149,523
1,082	Bear Stearns Companies Incorporated	75,718
821	Blackrock Incorporated	37,331
19,578	Charles Schwab Corporation	212,617
10,395	Credit Suisse Group ADR	327,131

Shares	Security Name	Value
4,851	E*TRADE Group Incorporated†	$44,775
1,329	Edwards AG Incorporated	47,844
1,429	Federated Investors Incorporated Class B	41,955
2,904	Franklin Resources Incorporated	125,424
1,397	Gabelli Asset Management Incorporated Class A†	52,667
5,457	Goldman Sachs Group Incorporated	482,890
4,965	Janus Capital Group Incorporated	85,746
3,028	Knight Trading Group Incorporated†	28,070
1,174	Legg Mason Incorporated	84,328
2,953	Lehman Brothers Holdings Incorporated	194,101
11,087	Merrill Lynch & Company Incorporated	596,259
13,276	Morgan Stanley	647,736
20,101	Nomura Holdings Incorporated ADR	294,480
2,511	T Rowe Price Group Incorporated	106,718

		3,635,313

STONE, CLAY, GLASS, & CONCRETE PRODUCTS — 0.35%
807	Cabot Microelectronics Corporation†	52,608
16,636	Corning Incorporated†	137,247
7,914	Hanson plc ADR	257,601
17,302	Holcim Limited ADR†	342,818
10,002	Lafarge SA ADR	169,634

		959,908

TEXTILE MILL PRODUCTS — 0.02%
745	Mohawk Industries Incorporated†	54,355

TOBACCO PRODUCTS — 0.58%
23,201	Altria Group Incorporated	956,345
12,480	British American Tobacco plc ADR	255,965
1,067	RJ Reynolds Tobacco Holdings Incorporated	36,438
3,775	Swedish Match AB ADR	256,700
647	Universal Corporation	27,109
2,765	UST Incorporated	92,351

		1,624,908

TRANSPORTATION BY AIR — 0.32%
3,588	AMR Corporation†	39,468
23,498	BAA plc ADR	169,488
2,844	Delta Air Lines Incorporated	36,602
4,382	FedEx Corporation	294,032
13,681	Japan Airlines System ADR	161,222
2,337	Northwest Airlines Corporation†	20,963
9,582	Southwest Airlines Company	163,756

		885,531

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value
Common Stock (Continued)

TRANSPORTATION EQUIPMENT — 1.58%
12,920	BAE Systems plc ADR	$139,580
9,907	Boeing Company	370,423
10,120	DaimlerChrysler AG	386,888
3,742	Dana Corporation	57,702
9,033	Delphi Corporation	81,839
20,861	Fiat SpA ADR	141,646
23,515	Ford Motor Company	271,833
2,194	General Dynamics Corporation	188,925
6,392	General Motors Corporation	262,711
3,209	Genuine Parts Company	102,752
2,688	Goodrich Corporation	69,969
4,275	Harley-Davidson Incorporated	212,981
13,628	Honda Motor Company Limited ADR	277,466
10,309	Honeywell International Incorporated	298,858
1,375	ITT Industries Incorporated	89,485
1,089	Johnson Controls Incorporated	107,811
1,131	Lear Corporation†	62,827
5,298	Lockheed Martin Corporation	271,417
1,645	Navistar International Corporation	73,581
1,940	Northrop Grumman Corporation	185,231
1,934	Paccar Incorporated	164,776
3,323	Standard Motor Products Incorporated	32,466
1,974	Textron Incorporated	88,830
8,111	Toyota Motor Corporation ADR	449,268

		4,389,265

TRANSPORTATION SERVICES — 0.05%
1,330	Expeditors International of Washington Incorporated	50,154
1,492	GATX Corporation	31,601
2,216	Sabre Holdings Corporation	50,126

		131,881

WATER TRANSPORTATION — 0.11%
7,851	Carnival Corporation	271,566
1,428	Kirby Corporation†	41,698

		313,264

WHOLESALE TRADE–DURABLE GOODS — 1.08%
2,741	Apogent Technologies Incorporated†	59,863
2,067	Arrow Electronics Incorporated†	42,663
2,700	Cytyc Corporation†	35,316
1,736	Imagistics International Incorporated†	49,650
33,960	Johnson & Johnson	1,683,735
1,881	Kyocera Corporation ADR	119,124
15,833	Mitsubishi Corporation ADR	267,592
2,017	Mitsui & Company Limited ADR	257,188
11,739	Nissan Motor Company Limited ADR	254,736
1,963	Omnicare Incorporated	66,546

Shares	Security Name	Value
1,272	Sycamore Networks Incorporated†	$5,368
1,043	Tech Data Corporation†	34,784
6,926	Visteon Corporation	46,751
1,338	WW Grainger Incorporated	66,673

		2,989,989

WHOLESALE TRADE NON-DURABLE GOODS — 0.60%
1,567	AmeriSourceBergen Corporation	91,215
583	Brown-Forman Corporation Class B	46,080
5,219	Cardinal Health Incorporated	297,118
765	Dean Foods Company†	22,223
3,818	McKesson Corporation	125,001
4,894	Safeway Incorporated†	119,463
4,548	Smurfit-Stone Container Corporation†	71,767
2,897	Supervalu Incorporated	69,818
7,880	Sysco Corporation	247,905
5,332	Unilever NV NY Shares	298,485
8,745	Unilever plc ADR	285,263

		1,674,338

TOTAL COMMON STOCK (Cost $184,202,266)		174,028,353

Real Estate Investment Trust — 0.67%
1,862	Alexandria Real Estate Equities Incorporated	87,049
8,464	Annaly Mortgage Management Incorporated	161,155
3,601	Apartment Investment & Management Company	138,819
6,193	Archstone-Smith Trust	161,947
3,355	Avalonbay Communities Incorporated	155,672
397	Capital Automotive	11,340
7,352	Duke Realty Corporation	203,430
5,051	Equity Office Properties Trust	140,519
5,473	Equity Residential	159,155
7,619	Host Marriott Corporation†	76,342
3,900	iStar Financial Incorporated	142,974
2,598	Parkway Properties Incorporated	116,520
3,977	Simon Property Group Incorporated	169,858
3,091	Vornado Realty Trust	145,741
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,939,162)		1,870,521

Principal	Interest Rate	Maturity Date
US Treasury Obligations — 35.11%

US TREASURY BONDS — 4.52%
$600,000	7.25%	5/15/16	733,452
2,820,000	8.00%	11/15/21	3,727,358
7,935,000	5.38%	2/15/31	8,105,476

			12,566,286

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Principal	Interest Rate	Maturity Date	Value

US TREASURY NOTES — 30.59%
$1,400,000	8.13%	8/15/19	$1,851,664
6,410,000	6.50%	5/15/05	6,919,794
2,520,000	5.63%	2/15/06	2,726,816
1,690,000	7.00%	7/15/06	1,901,845
4,500,000	6.13%	8/15/07	5,019,786
3,200,000	4.75%	11/15/08	3,386,000
3,500,000	6.00%	8/15/04	3,656,132
3,030,000	6.00%	8/15/09	3,394,073
3,000,000	5.88%	11/15/04	3,158,319
7,000,000	6.75%	5/15/05	7,585,158
2,190,000	5.75%	8/15/10	2,421,660
2,900,000	5.75%	11/15/05	3,129,167
1,305,000	4.63%	5/15/06	1,382,995
4,130,000	5.00%	8/15/11	4,348,114
3,945,000	3.50%	11/15/06	4,049,479
2,160,000	4.38%	5/15/07	2,271,713
6,980,000	1.88%	9/30/04	7,022,808
4,650,000	3.00%	11/15/07	4,626,569
6,520,000	4.00%	11/15/12	6,321,850
1,740,000	3.00%	2/15/08	1,721,580
5,925,000	1.63%	4/30/05	5,915,508
2,275,000	2.00%	5/15/06	2,257,316

			85,068,346

TOTAL US TREASURY OBLIGATIONS (Cost $98,362,991)			97,634,632

Principal	Interest Rate	Maturity Date	Value
Short Term Investments — 1.30%

US TREASURY BILLS — 1.30%
$192,000	0.84%^	9/18/03	$191,928
160,000	0.84%^	9/18/03	159,940
280,000	0.88%^	10/16/03	279,670
88,000	0.88%^	10/16/03	87,896
177,000	0.88%^	10/16/03	176,792
232,000	0.88%^	10/16/03	231,727
299,000	0.88%^	10/16/03	298,648
32,000	0.88%^	10/16/03	31,962
23,000	0.88%^	10/16/03	22,974
106,000	0.88%^	10/16/03	105,875
197,000	0.88%^	10/16/03	196,768
840,000	0.88%^	10/16/03	839,044
595,000	0.88%^	10/16/03	594,346
125,000	0.88%^	10/16/03	124,863
46,000	0.88%^	10/16/03	45,949
20,000	0.88%^	10/16/03	19,978
199,000	0.88%^	10/16/03	198,776
TOTAL SHORT TERM INVESTMENT (Cost $3,607,289)			3,607,136

TOTAL INVESTMENT IN SECURITIES (Cost $288,111,708)		99.65%	$277,140,642

Other Assets and Liabilities, Net		0.35	977,701

TOTAL NET ASSETS		100.00%	$278,118,343

(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
^	Yield to Maturity.
†	Non-income earning securities.
‡	Security of an affiliate of the fund with a cost of $871,528.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value
Common Stock — 73.50%

AMUSEMENT & RECREATION SERVICES — 0.10%
985	Harrah’s Entertainment Incorporated	$40,799
3,508	International Game Technology	90,646
3,000	Park Place Entertainment†	26,340

		157,785

APPAREL & ACCESSORY STORES — 0.37%
1,405	Abercrombie & Fitch Company†	42,767
8,036	Gap Incorporated	167,872
2,722	Kohl’s Corporation†	172,167
5,254	Limited Brands	89,108
2,045	Nordstrom Incorporated	53,313
825	Payless ShoeSource Incorporated†	12,161
1,024	Ross Stores Incorporated	51,589

		588,977

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS — 0.37%
10,456	Benetton Group SpA ADR	213,094
1,718	Jones Apparel Group Incorporated	53,069
1,356	Liz Claiborne Incorporated	46,741
1,079	VF Corporation	43,268
5,968	Wacoal Corporation ADR	235,318

		591,490

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS — 0.10%
3,355	AutoNation Incorporated†	63,040
765	AutoZone Incorporated†	70,227
907	CarMax Incorporated	34,965

		168,232

BUILDING CONSTRUCTION — GENERAL CONTRACTORS & OPERATIVE BUILDERS — 0.29%
21	Cavco Industries Incorporated†	399
428	Centex Corporation	32,280
1,800	DR Horton Incorporated	56,016
667	KB Home	38,166
700	Lennar Corporation Class A	47,075
70	Lennar Corporation Class B	4,533
628	Pulte Homes Incorporated	41,800
15,258	Sekisui House Limited ADR	134,037
6,801	Vivendi Universal SA ADR†	114,937

		469,243

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS — 0.63%
1,010	Fastenal Company	40,834
17,974	Home Depot Incorporated	578,044
6,158	Lowe’s Companies Incorporated	337,828
1,841	Sherwin-Williams Company	55,377

		1,012,083

BUSINESS SERVICES — 5.16%
4,330	3Com Corporation†	24,681
10,176	Adecco SA ADR	129,235

Shares	Security Name	Value
2,001	Adobe Systems Incorporated	$77,699
1,040	Affiliated Computer Services Incorporated†	51,594
39,092	AOL Time Warner Incorporated†	639,545
1,012	Arbitron Incorporated†	37,424
1,616	Ariba Incorporated†	4,105
847	Ascential Software Corporation†	14,823
2,042	Autodesk Incorporated	36,552
4,699	Automatic Data Processing Incorporated	187,537
4,256	BEA Systems Incorporated†	57,669
2,639	BMC Software Incorporated†	38,741
3,312	Brocade Communications Systems Incorporated†	18,680
3,007	Cadence Design Systems Incorporated†	42,760
9,554	Cendant Corporation†	171,781
2,507	Ceridian Corporation†	48,736
1,185	ChoicePoint Incorporated†	46,511
2,102	Citrix Systems Incorporated†	43,280
1,071	Cognex Corporation	32,837
5,171	Computer Associates International Incorporated	132,533
1,614	Computer Sciences Corporation†	68,708
5,073	Compuware Corporation†	30,184
5,002	Concord EFS Incorporated†	69,278
2,193	Convergys Corporation†	39,474
3,477	CSK Corporation ADR	110,569
960	Deluxe Corporation	40,992
2,866	DoubleClick Incorporated†	32,300
945	DST Systems Incorporated†	37,422
5,268	eBay Incorporated†	292,532
1,608	Echelon Corporation†	23,911
2,172	eFunds Corporation†	27,736
1,151	Electronic Arts Incorporated†	103,302
4,298	Electronic Data Systems Corporation	93,825
1,316	Electronics for Imaging Incorporated†	28,189
466	Enterasys Networks Incorporated†	2,689
1,687	Equifax Incorporated	38,700
778	Fair Isaac Corporation	45,591
5,808	First Data Corporation	223,027
1,930	Fiserv Incorporated†	74,981
1,616	FreeMarkets Incorporated†	14,382
135	Hudson Highland Group Incorporated†	2,819
2,729	IMS Health Incorporated	53,134
1	InfoSpace Incorporated†	11
1,020	Internet Security Systems Incorporated†	12,740
3,965	Interpublic Group of Companies Incorporated	60,070
1,543	Intuit Incorporated†	69,929
1,637	Keane Incorporated†	24,113
3,474	Legato Systems Incorporated†	39,326
1,546	Macromedia Incorporated†	36,857

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
1,176	Manpower Incorporated	$45,758
1,789	Mentor Graphics Corporation†	36,227
942	Mercury Interactive Corporation†	41,344
3,881	Micromuse Incorporated†	31,747
83,611	Microsoft Corporation	2,217,364
1,800	Monster Worldwide Incorporated†	49,176
3,916	MPS Group Incorporated†	37,398
1,239	NCR Corporation†	35,943
831	NDCHealth Corporation	17,601
1,919	Network Associates Incorporated†	26,712
3,698	Novell Incorporated†	18,601
1,563	Omnicom Group Incorporated	122,070
42,842	Oracle Corporation†	547,521
3,696	Parametric Technology†	12,308
2,958	PeopleSoft Incorporated†	53,540
981	RealNetworks Incorporated†	6,200
7,629	Rentokil Initial plc ADR	126,705
3,338	Reuters Group plc ADR	78,844
2,698	Robert Half International Incorporated†	60,004
744	RSA Security Incorporated†	8,988
6,867	SAP AG ADR	205,598
5,187	Siebel Systems Incorporated†	52,285
29,373	Sun Microsystems Incorporated†	113,380
2,878	Sungard Data Systems Incorporated†	81,160
1,949	Sybase Incorporated†	32,958
1,291	Symantec Corporation†	74,142
659	Synopsys Incorporated†	44,950
831	Total System Services Incorporated	20,974
3,746	Unisys Corporation†	48,623
2,235	VeriSign Incorporated†	33,458
3,539	Veritas Software Corporation†	122,025
1,945	Viad Corporation	46,447
2,766	WPP Group plc ADR	126,932
5,156	Yahoo! Incorporated†	172,204

		8,282,701

CHEMICALS & ALLIED PRODUCTS — 8.02%
12,294	Abbott Laboratories	495,446
3,154	Abgenix Incorporated†	41,002
1,636	Air Products & Chemicals Incorporated	77,416
5,615	Akzo Nobel NV ADR	183,217
870	Alberto-Culver Company Class B	49,660
10,390	Amgen Incorporated†	684,701
10,468	AstraZeneca plc ADR	415,056
4,581	Aventis SA ADR	224,469
567	Avery Dennison Corporation	31,043
1,970	Avon Products Incorporated	126,277
699	Barr Laboratories Incorporated†	47,301
1,392	Biogen Incorporated†	54,928
15,191	Bristol-Myers Squibb Company	385,396
905	Cabot Corporation	24,607

Shares	Security Name	Value
3,935	Centerpulse Limited	$108,291
1,812	Chiron Corporation†	92,086
5,944	Ciba Specialty Chemicals AD ADR	203,641
1,943	Clorox Company	83,258
4,187	Colgate-Palmolive Company	231,457
2,517	Crompton Corporation	14,875
1,947	Dial Corporation	39,466
7,252	Dow Chemical Company	250,412
7,243	E I Du Pont De Nemours & Company	324,052
458	Eastman Chemical Company	16,401
2,628	Ecolab Incorporated	67,776
3,891	Eisai Company Limited ADR	81,368
8,834	Eli Lilly & Company	587,726
1,122	Estee Lauder Companies Incorporated	38,698
2,988	Forest Laboratories Incorporated†	140,436
1,785	Genentech Incorporated†	141,729
2,158	Genzyme Corporation–General Division†	101,750
1,765	Gilead Sciences Incorporated†	117,726
7,887	Gillette Company	256,012
16,512	GlaxoSmithKline plc ADR	641,161
1,977	ICN Pharmaceuticals Incorporated	34,598
1,300	IDEC Pharmaceuticals Corporation†	45,175
1,267	Idexx Laboratories Incorporated†	52,720
1,439	IMC Global Incorporated	11,267
1,257	International Flavors & Fragrances Incorporated	39,596
2,340	IVAX Corporation†	46,332
3,054	King Pharmaceuticals Incorporated†	42,909
1,035	Lubrizol Corporation	35,190
2,286	Lyondell Chemical Company	32,690
2,445	Medimmune Incorporated†	85,257
17,496	Merck & Company Incorporated	880,399
2,821	Millennium Chemicals Incorporated	30,523
2,077	Mylan Laboratories Incorporated	75,603
13,818	Novartis AG ADR	510,851
3,910	Novo Nordisk A/S ADR	139,783
1,515	Olin Corporation	27,588
62,038	Pfizer Incorporated	1,856,177
949	PPG Industries Incorporated	52,110
1,205	Praxair Incorporated	76,903
9,493	Procter & Gamble Company	828,644
3,933	Roche Holding AG ADR	301,180
2,359	Rohm & Haas Company	85,702
11,936	Schering-Plough Corporation	181,308
1,642	Sepracor Incorporated†	44,203
13,976	Shiseido Company Limited ADR	146,252
848	Sigma-Aldrich Corporation	46,428
16,820	Syngenta AG ADR	186,702
2,761	Tanox Incorporated†	61,267

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value
Common Stock (Continued)
1,055	Valspar Corporation	$49,026
1,384	Watson Pharmaceuticals Incorporated†	56,882
10,358	Wyeth	443,840

		12,885,945

COAL MINING — 0.05%
1,483	Massey Energy Company	18,760
1,400	Penn Virginia Corporation	63,014

		81,774

COMMUNICATIONS — 4.41%
533	ADTRAN Incorporated	29,207
2,150	Alltel Corporation	98,470
4,530	American Tower Corporation Class A†	51,551
876	Anixter International Incorporated†	19,911
7,088	AT&T Corporation	158,062
24,911	AT&T Wireless Services Incorporated†	214,733
2,621	Avaya Incorporated†	27,389
14,736	BellSouth Corporation	371,347
3,193	British Sky Broadcasting Group plc ADR†	135,639
6,141	BT Group plc ADR†	180,238
1,773	Cablevision Systems New York Group Class A†	35,726
1,508	CenturyTel Incorporated	52,418
1,143	Certegy Incorporated†	34,576
5,535	Cincinnati Bell Incorporated†	31,273
5,206	Clear Channel Communications Incorporated†	234,895
31,945	Comcast Corporation Class A†	950,364
1,907	COX Communications Incorporated†	62,397
16,929	Deutsche Telekom AG ADR	242,762
5,179	France Telecom SA ADR	128,439
1,247	Global Payments Incorporated	47,074
1,383	Hearst-Argyle Television Incorporated†	33,552
1,368	Hispanic Broadcasting Corporation†	42,955
2,459	Interactive Corporation†	91,008
2,942	Lagardere SCA ADR	133,658
4,577	Level 3 Communications Incorporated†	22,977
8,413	Nextel Communications Incorporated†	162,203
7,251	Nippon Telegraph & Telephone Corporation ADR	160,900
9,800	NTT DoCoMo Incorporated ADR†	253,526
15,401	Qwest Communications International Incorporated†	68,534
4,077	Reed Elsevier plc	128,222
27,466	SBC Communications Incorporated	617,710

Shares	Security Name	Value
9,145	Sprint Corporation (FON Group)	$135,072
9,210	Sprint Corporation (PCS Group)†	47,800
6,986	TDC A/S ADR	104,441
10,919	Telefonica SA ADR†	387,625
585	Telephone & Data Systems Incorporated	33,591
2,110	Univision Communications Incorporated†	79,104
22,887	Verizon Communications Incorporated	808,369
36,621	Vodafone Group plc ADR	670,164

		7,087,882

DEPOSITORY INSTITUTIONS — 9.07%
15,123	ABN AMRO Holding NV ADR	266,762
7,533	Allied Irish Banks Plc ADR	211,527
4,118	AmSouth Bancorporation	88,702
1,802	Associated Banc-Corp	68,782
22,690	Banco Bilbao Vizcaya Argentaria SA ADR	243,918
12,328	Banco Comercial Portugues SA ADR	109,103
39,483	Banco Santander Central Hispano SA ADR	338,764
11,036	Bank of America Corporation	874,603
1,504	Bank of Hawaii Corporation	50,986
5,818	Bank of New York Company Incorporated	171,166
9,006	Bank One Corporation	355,467
953	Banknorth Group Incorporated	26,779
11,319	Barclays plc ADR	334,816
4,799	Bayerische Hypo-Und Vereinsbank Ag ADR†	74,975
3,906	BB&T Corporation	142,647
2,400	Berkshire Hills Bancorp Incorporated	77,760
10,234	BNP Paribas Sa ADR	254,942
2,100	BostonFed Bancorp Incorporated	65,142
1,494	Charter One Financial Incorporated	46,314
2,132	Chittenden Corporation	61,487
42,828	Citigroup Incorporated	1,856,594
504	City National Corporation	26,057
1,299	Comerica Incorporated	64,093
1,181	Commerce Bancshares Incorporated	51,232
1,800	Community Bank System Incorporated	78,840
1,907	Compass Bancshares Incorporated	65,563
4,274	Deutsche Bank AG	248,918
246	Downey Financial Corporation	10,398
4,598	Fifth Third Bancorp	269,443
1,258	First Tennessee National Corporation	52,018
1,700	FirstFed Financial Corporation†	67,490
8,659	FleetBoston Fianancial Corporation	256,220

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
754	Golden West Financial Corporation	$65,048
1,081	GreenPoint Financial Corporation	36,624
1,800	Hawthorne Financial Corporation†	70,380
7,700	HBOS Plc ADR	257,231
2,382	Hibernia Corporation Class A	49,427
10,846	HSBC Holdings plc ADR	697,615
3,443	Huntington Bancshares Incorporated	68,860
2,000	IBERIABANK Corporation	96,000
11,983	ING Groep NV	236,425
16,375	JP Morgan Chase & Company	560,353
3,237	Keycorp	87,982
7,269	Lloyds Tsb Group Plc ADR	192,120
553	M&T Bank Corporation	46,585
2,578	Marshall & Ilsley Corporation	79,918
1,400	MASSBANK Corporation	51,632
3,103	Mellon Financial Corporation	97,279
1,127	Mercantile Bankshares	46,038
3,316	National Australia Bank	335,248
48,910	National Bank Of Greece	211,291
4,709	National City Corporation	149,181
3,225	National Commerce Financial Corporation	80,625
994	New York Community Bancorp	30,575
1,816	North Fork Bancorporation Incorporated	61,326
1,840	Northern Trust Corporation	77,722
184	Park National Corporation	20,700
1,408	Pennrock Financial Services	42,240
1,346	PNC Financial Services Group	64,070
1,500	Popular Incorporated	56,520
1,600	Provident Financial Group	42,736
1,512	Regions Financial Corporation	53,313
15,662	San Paolo-Imi SpA	302,277
3,512	Sky Financial Group Incorporated	82,251
15,731	Societe Generale	208,634
3,522	Southtrust Corporation	102,103
2,862	State Street Corporation	125,785
26,481	Sumitomo Mitsui Financial	92,371
1,512	SunTrust Banks Incorporated	92,429
2,621	Synovus Financial Corporation	64,083
373	TCF Financial Corporation	17,154
1,952	Trustmark Corporation	51,299
1,360	Union Planters Corporation	43,384
17,332	US Bancorp	414,235
2,962	Valley National Bancorp	83,262
10,645	Wachovia Corporation	448,687
4,314	Washington Federal Incorporated	109,403
6,669	Washington Mutual Incorporated	259,958
421	Webster Financial Corporation	16,398
13,400	Wells Fargo & Company‡	671,876
8,026	Westpac Banking Corporation ADR	410,450

Shares	Security Name	Value
1,204	Wilmington Trust Corporation	$38,456
872	Zions Bancorporation	48,570

		14,559,637

EATING & DRINKING PLACES — 0.32%
1,549	Brinker International Incorporated†	52,975
2,592	Darden Restaurants Incorporated	56,506
10,442	McDonald’s Corporation	234,110
1,388	Outback Steakhouse Incorporated	53,646
1,414	Wendy’s International Incorporated	44,612
2,637	Yum! Brands Incorporated†	78,187

		520,036

EDUCATIONAL SERVICES — 0.07%
1,827	Apollo Group Incorporated Class A†	117,056

ELECTRIC, GAS, & SANITARY SERVICES — 2.81%
4,881	AES Corporation†	31,630
1,596	Ameren Corporation	67,830
3,661	American Electric Power Company Incorporated	103,643
6,451	BG Group plc ADR	140,696
3,754	Calpine Corporation†	21,173
4,177	CenterPoint Energy Incorporated	35,463
2,220	Cinergy Corporation	75,968
49,665	CLP Holdings Limited ADR	219,052
1,925	Consolidated Edison Incorporation	76,095
2,365	Constellation Energy Group Incorporated	86,062
3,004	Dominion Resources Incorporation	181,982
7,740	Duke Energy Corporation	132,199
4,511	E. ON AG ADR	234,301
4,060	Edison International†	76,572
3,600	El Paso Corporation	26,424
2,374	Entergy Corporation	124,516
3,603	Exelon Corporation	212,217
3,510	FirstEnergy Corporation	102,703
1,563	FPL Group Incorporated	96,687
159,943	Hong Kong & China Gas Company Limited ADR	215,331
47,000	Hong Kong Electric Holdings Limited ADR	185,603
4,732	International Power plc ADR†	113,521
1,381	Kinder Morgan Incorporated	73,538
488	National Fuel Gas Company	11,297
5,879	National Grid Transco plc ADR	181,367
2,966	NiSource Incorporated	57,362
627	NSTAR	27,964
363	Peoples Energy Corporation	14,574
4,333	PG&E Corporation†	96,063
1,071	Pinnacle West Capital Corporation	36,735

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value
Common Stock (Continued)
2,058	PPL Corporation	$81,641
1,864	Progress Energy Incorporated	75,473
1,929	Public Service Enterprise Group Incorporated	81,674
3,293	Reliant Resources Incorporated†	15,214
4,667	RWE AG ADR	125,792
611	SCANA Corporation	20,774
6,592	Scottish Power plc ADR	155,571
2,656	Sempra Energy	79,016
2,200	South Jersey Industries Incorporated	84,370
6,263	Southern Company	177,744
208	Texas Genco Holdings Incorporated	5,096
1,954	TXU Corporation	42,988
376	UGI Corporation	11,487
13,283	United Utilities plc ADR	230,460
4,883	Waste Management Incorporated	129,937
5,054	Williams Companies Incorporated	46,143
773	WPS Resources Corporation	30,008
3,746	Xcel Energy Incorporated	54,879

		4,506,835

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT — 6.77%
2,514	Adaptec Incorporated†	18,378
1,543	Advanced Fibre Communications Incorporated†	35,906
4,305	Advanced Micro Devices Incorporated†	48,603
15,206	Alcatel SA ADR	165,593
3,317	Altera Corporation†	74,433
2,751	American Power Conversion Corporation	49,298
2,838	Analog Devices Incorporated†	116,358
1,752	Andrew Corporation†	21,690
5,512	Applied Micro Circuits Corporation†	32,025
4,877	ASML Holding NV NY Shares†	77,544
1,292	AVX Corporation	18,062
2,655	Broadcom Corporation†	72,959
4,774	Canon Incorporated ADR	231,348
4,079	Chartered Semiconductor Manufacturing Limited ADR†	26,799
2,390	CIENA Corporation†	15,535
2,219	Comverse Technology Incorporated†	36,591
10,678	Conexant Systems Incorporated†	58,515
543	Cooper Industries Limited Class A	27,633
1,381	Cree Incorporated†	21,847
1,880	Cypress Semiconductor Corporation†	34,912
2,514	EchoStar Communications Corporation†	92,767
2,747	Emerson Electric Company	153,173

Shares	Security Name	Value
12,276	Ericsson ADR†	$190,032
2,816	Gemstar-TV Guide International Incorporated†	13,573
77,856	General Electric Company	2,302,202
771	Harris Corporation	25,597
693	Imation Corporation	24,913
4,748	Infineon Technologies AG ADR	69,796
1,832	Integrated Device Technology Incorporated†	25,556
50,571	Intel Corporation	1,447,342
13,185	International Business Machines Corporation	1,081,302
1,034	International Rectifier Corporation†	43,004
1,320	Intersil Corporation Class A†	38,452
2,520	Jabil Circuit Incorporated†	70,938
1,406	Jacuzzi Brands Incorporated†	8,000
15,584	JDS Uniphase Corporation†	53,609
8,649	Koninklijke Philips Electronics NV NY Shares	211,036
820	L-3 Communications Holdings Incorporated†	41,894
1,270	Lattice Semiconductor Corporation	11,176
2,319	Linear Technology Corporation	95,589
4,264	LSI Logic Corporation†	49,207
13,289	Matsushita Electric Industrial Company Limited ADR	170,232
2,357	Maxim Integrated Products Incorporated	105,853
1,175	Maytag Corporation	31,843
1,566	McDATA Corporation†	15,895
5,598	Micron Technology Incorporated†	80,387
4,353	Mindspeed Technologies-W/I†	15,323
12,304	Minebea Company Limited ADR	122,534
2,045	Molex Incorporated	60,164
20,757	Motorola Incorporated	222,723
3,281	Mykrolis Corporation†	41,341
1,777	National Semiconductor Corporation†	51,782
3,609	Network Appliance Incorporated†	80,878
1,450	Nidec Corporation ADR	115,275
24,667	Nokia Oyj ADR	401,825
1,351	Novellus Systems Incorporated†	53,986
1,744	NVIDIA Corporation†	31,671
721	Omron Corporation ADR	146,140
6,561	Pioneer Corporation ADR	146,245
943	QLogic Corporation†	46,226
6,286	Qualcomm Incorporated	259,486
1,589	Rambus Incorporated†	26,473
2,312	RF Micro Devices Incorporated†	20,392
2,758	Rockwell Collins Incorporated	74,604
5,288	Sanmina-SCI Corporation†	47,486
6,052	Sanyo Electric Company Limited ADR	122,008
1,924	Scientific-Atlanta Incorporated	65,416

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
647	Silicon Laboratories Incorporated†	$28,733
1,707	Skyworks Solutions Incorporated†	19,357
8,321	Solectron Corporation†	49,344
5,084	Sony Corporation ADR	167,518
4,912	STMicroelectronics NV ADR	122,505
1,810	TDK Corporation ADR	117,288
3,823	Tellabs Incorporated†	24,964
14,403	Texas Instruments Incorporated	343,512
1,518	Thomas & Betts Corporation†	25,927
568	Varian Semiconductor Equipment Associates Incorporated†	23,044
1,843	Vishay Intertechnology Incorporated†	30,354
1,637	Vitesse Semiconductor Corporation†	11,181
451	Whirlpool Corporation	31,381
2,712	Xilinx Incorporated†	83,638

		10,868,121

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES — 0.37%
2,624	Applera Corporation — Celera Genomics Group†	26,711
628	Cephalon Incorporated†	27,852
3,554	CuraGen Corporation†	16,313
1,093	Dun & Bradstreet Corporation†	46,015
875	Fluor Corporation	32,235
4,262	Millennium Pharmaceutical Incorporated†	59,242
1,794	Monsanto Company	46,124
1,153	Moody’s Corporation	59,795
3,130	Paychex Incorporated	112,680
1,138	Quest Diagnostics Incorporated†	68,280
2,596	Quintiles Transnational Corporation†	36,967
5,101	ServiceMaster Company	51,061
2,197	UnitedGlobalCom Incorporated†	14,676

		597,951

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT — 0.27%
800	Ball Corporation	42,240
1,410	Crane Company	36,082
1,271	Fortune Brands Incorporated	71,684
2,395	Illinois Tool Works Incorporated	173,135
4,417	Masco Corporation	109,497

		432,638

FOOD & KINDRED PRODUCTS — 2.9%
142	Adolph Coors Company	7,831
5,702	Anheuser-Busch Companies Incorporated	293,881
6,331	Archer-Daniels-Midland Company	87,811
8,917	Cadbury Schweppes plc ADR	219,180
3,353	Campbell Soup Company	81,143

Shares	Security Name	Value
18,438	Coca-Cola Company	$802,422
5,079	Coca-Cola Enterprises Incorporated	93,911
42,549	Compass Group plc ADR	235,726
4,417	ConAgra Foods Incorporated	97,174
1,221	Del Monte Foods Company†	10,965
6,850	Diageo plc ADR	299,619
2,388	Flowers Foods Incorporated	50,554
3,226	General Mills Incorporated	149,557
10,119	Groupe Danone ADR	278,576
1,852	Heinz (HJ) Company	59,931
807	Hershey Foods Corporation	56,409
1,794	Hormel Foods Corporation	38,750
817	J M Smucker Company	33,072
3,162	Kellogg Company	106,022
21,659	Kirin Brewery Company Limited ADR	152,046
1,541	Kraft Foods Incorporated	45,768
1,886	McCormick & Co Incorporated	50,356
8,469	Nestle SA ADR	461,080
2,600	Pepsi Bottling Group Incorporated	62,712
1,887	PepsiAmericas Incorporated	26,267
12,719	PepsiCo Incorporated	566,504
6,796	Sara Lee Corporation	128,988
1,886	Smithfield Foods Incorporated†	38,192
3,100	Tyson Foods Incorporated Class A	34,720
1,518	WM Wrigley Jr Company	80,530

		4,649,697

FOOD STORES — 0.65%
3,385	Albertson’s Incorporated	71,153
6,064	Coles Myer Limited ADR	230,129
3,564	Ito-Yokado Company Limited ADR(a)	101,802
17,252	Koninklijke Ahold NV ADR	160,444
6,485	Kroger Company†	124,577
3,799	Starbucks Corporation†	108,044
19,589	Tesco plc ADR	200,783
586	Whole Foods Market Incorporated†	31,837
1,287	Winn-Dixie Stores Incorporated	12,934

		1,041,703

FORESTRY — 0.08%
1,775	Plum Creek Timber Company	46,416
1,483	Weyerhaeuser Company	88,239

		134,655

FURNITURE & FIXTURES — 0.18%
1,068	Ethan Allen Interiors Incorporated	41,342
1,712	Herman Miller Incorporated	40,027
547	Hillenbrand Industries Incorporated	29,620
1,671	HON Industries Incorporated	61,359
2,674	Leggett & Platt Incorporated	61,930
2,355	Newell Rubbermaid Incorporated	55,931

		290,209

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value
Common Stock (Continued)

GENERAL MERCHANDISE STORES — 1.88%
2,036	Big Lots Incorporated†	$37,259
840	BJ’s Wholesale Club Incorporated†	18,346
3,645	Dollar General Corporation	83,580
1,687	Family Dollar Stores Incorporated	67,682
1,183	Federated Department Stores Incorporated	51,697
2,483	JC Penney Company Incorporated	52,689
2,458	May Department Stores Company	67,792
4,772	Mitsukoshi Limited ADR†	130,874
2,329	Saks Incorporated†	29,322
2,349	Sears Roebuck & Company	103,403
7,197	Target Corporation	292,198
4,438	TJX Companies Incorporated	96,127
33,668	Wal-Mart Stores Incorporated	1,992,136

		3,023,105

HEALTH SERVICES — 0.35%
2,590	Caremark Rx Incorporated†	65,086
892	Express Scripts Incorporated†	57,811
1,886	First Health Group Corporation†	49,451
3,824	HCA Incorporated	145,274
3,094	Health Management Association Incorporated	68,934
1,800	Laboratory Corporation Of America Holdings†	54,450
399	LifePoint Hospitals Incorporated†	11,495
2,863	Tenet Healthcare Corporation†	45,951
904	Triad Hospitals Incorporated†	29,290
809	Universal Health Services Incorporated Class B†	40,272

		568,014

HOLDING & OTHER INVESTMENT OFFICES — 0.06%
16,926	Mitsubishi Tokyo Financial Group ADR	99,356

HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES — 0.23%
2,592	Bed Bath & Beyond Incorporated†	111,533
2,720	Best Buy Company Incorporated†	141,467
2,892	Circuit City Stores Incorporated	30,164
1,798	Pier 1 Imports Incorporated	36,985
1,822	RadioShack Corporation	55,389

		375,538

HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGE PLACES — 0.29%
11,085	Accor SA ADR	215,960
3,860	Hilton Hotels Corporation	58,981
930	Mandalay Resort Group	35,340
1,670	Marriott International Incorporated	68,186

Shares	Security Name	Value
1,023	MGM MIRAGE	$37,094
1,594	Starwood Hotels & Resorts Worldwide Incorporated	53,925

		469,486

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT — 3.77%
2,791	3M Company	397,632
390	American Standard Companies Incorporated†	31,274
3,864	Apple Computer Incorporated†	87,442
13,872	Applied Materials Incorporated†	299,635
2,999	Axcelis Technologies Incorporated†	26,091
2,174	Baker Hughes Incorporated	72,742
907	Black & Decker Corporation	38,801
2,759	Caterpillar Incorporated	198,179
744	CDW Corporation Centers Incorporated†	38,398
2,138	Cirrus Logic Incorporated†	12,016
55,854	Cisco Systems Incorporated†	1,069,604
574	Cooper Cameron Corporation†	27,873
2,002	Deere & Company	113,133
20,098	Dell Computer Corporation†	655,798
712	Diebold Incorporated	34,817
2,036	Dover Corporated	77,409
554	Eaton Corporated	51,877
20,030	EMC Corporation†	255,383
1,600	Emulex Corporation†	38,736
3,391	Gateway Incorporated†	19,566
2,866	Grant Prideco Incorporated†	33,246
25,516	Hewlett-Packard Company	508,279
915	Hitachi Limited ADR	49,996
1,327	Ingersoll-Rand Company Class A	78,983
3,789	Juniper Networks Incorporated†	65,247
8,810	Komatsu Limited ADR	201,147
1,761	Lam Research Corporation†	45,293
1,055	Lexmark International Incorporated†	70,727
23,527	Makita Corporation ADR	207,038
3,730	Maxtor Corporation†	42,634
15,433	NEC Corporation ADR	116,519
1,741	Pall Corporation	43,525
281	Palm Incorporated†	5,128
1,102	Parker-Hannifin Corporation	54,571
1,359	Pitney Bowes Incorporated	53,001
1,891	Quantum Corporation†	5,711
6,033	Siemens AG ADR	375,735
1,450	Smith International Incorporation†	56,681
798	SPX Corporation†	39,381
954	Stanley Works	28,878
1,448	Storage Technology Corporation†	37,083
3,603	Symbol Technologies Incorporated	48,785
3,769	United Technologies Corporation	302,462
637	Varian Medical Systems Incorporated†	35,576

		6,052,032

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

INSURANCE AGENTS, BROKERS & SERVICE — 0.21%
2,716	AON Corporation	$60,296
4,303	Marsh & Mclennan Companies Incorporated	215,150
2,110	Medco Health Solutions Incorporated†	56,337

		331,783

INSURANCE CARRIERS — 3.22%
1,087	21st Century Insurance Group	15,151
2,583	ACE Limited	83,173
608	AdvancePCS†	24,429
10,579	Aegon NV ADR	131,814
1,074	Aetna Incorporated	61,218
4,347	AFLAC Incorporated	139,147
204	Alleghany Corporation†	40,802
17,824	Allianz AG ADR	159,168
185	Allmerica Financial Corporation†	4,379
5,216	Allstate Corporation	186,472
863	AMBAC Financial Group Incorporated	56,026
808	American Financial Group Incorporated	17,679
21,735	American International Group Incorporated	1,294,754
231	American National Insurance Company	19,864
369	AmerUs Group Company	11,893
1,183	Anthem Incorporated†	86,596
13,458	AXA ADR	239,283
1,379	Chubb Corporation	93,689
920	CIGNA Corporation	43,866
1,723	Cincinnati Financial Corporation	69,523
2,125	Hartford Financial Services Group Incorporated	113,093
743	Health Net Incorporated†	23,650
741	Jefferson-Pilot Corporation	32,804
1,995	John Hancock Financial Services Incorporated	60,907
1,404	Lincoln National Corporation	49,730
699	Loews Corporation	28,771
175	Markel Corporation†	47,031
1,105	MBIA Incorporated	62,388
782	Mercury General Corporation	34,158
6,090	MetLife Incorporated	173,078
586	MGIC Investment Corporation	33,033
2,912	Millea Holdings Incorporated ADR	148,920
1,339	Old Republic International Corporation	44,977
971	Oxford Health Plans Incorporated†	35,199
624	Pacificare Health Systems Incorporated†	31,075
1,012	PMI Group Incorporated	35,805
2,932	Principal Financial Group Incorporated	92,241

Shares	Security Name	Value
1,819	Progressive Corporation	$128,676
1,273	Protective Life Corporation	37,032
4,440	Prudential Financial Incorporated	161,660
1,080	Radian Group Incorporated	51,397
1,400	RLI Corporation	46,144
1,509	Safeco Corporation	54,415
1,869	St Paul Companies Incorporated	64,966
844	Torchmark Corporation	34,064
205	Transatlantic Holdings Incorporated	14,491
6,121	Travelers Property Casualty Corporation Class B†	94,814
287	Triad Guaranty Incorporated†	13,337
4,936	UnitedHealth Group Incorporated	243,986
1,024	Unitrin Incorporated	30,331
2,809	UnumProvident Corporation	39,607
1,384	WellPoint Health Networks Incorporated†	107,952
1,158	Xl Capital Limited Class A	87,719
10,069	Zurich Financial Services AG ADR	129,409

		5,165,786

LEATHER & LEATHER PRODUCTS — 0.04%
1,103	Coach Incorporated†	64,018

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE — 0.04%
2,430	Georgia-Pacific Corporation	56,303

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS — 2.13%
2,823	Advanced Medical Optics Incorporated†	46,833
5,076	Advantest Corporation ADR	88,119
4,605	Agilent Technologies Incorporated†	111,994
1,060	Allergan Incorporated	84,228
2,984	Applera Corporation-Applied Biosystems Group	64,932
1,009	Bausch & Lomb Incorporated	42,539
4,638	Baxter International Incorporated	130,328
862	Beckman Coulter Incorporated	38,230
2,053	Becton Dickinson & Company	75,017
2,718	Biomet Incorporated	80,806
3,394	Boston Scientific Corporation†	203,979
546	C R Bard Incorporated	36,582
1,265	Danaher Corporation	97,721
1,336	Dentsply International Incorporated	58,450
2,815	Eastman Kodak Company	78,510
6,392	Fuji Photo Film Company Limited ADR	192,335
8,122	General Motors Corporation Class H†	121,343
2,436	Guidant Corporation	122,287
1,293	KLA–Tencor Corporation†	76,752

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value
Common Stock (Continued)
9,795	Medtronic Incorporated	$485,636
1,872	Microchip Technology Incorporated	52,435
864	Millipore Corporation	39,226
7,432	Olympus Optical Company Limited ADR	170,704
1,048	Perkinelmer Incorporation	17,334
2,634	Raytheon Company	84,446
1,250	Ricoh Company Limited ADR	115,000
2,258	Rockwell Automation Incorporated	61,463
1,405	St Jude Medical Incorporated†	73,158
1,462	Steris Corporation†	34,240
1,603	Stryker Corporation	121,507
1,690	Sybron Dental Specialties Incorporated†	40,459
1,552	Tektronix Incorporated†	36,689
2,207	Teradyne Incorporated†	39,351
2,277	Thermo Electron Corporation†	51,893
951	Varian Incorporated†	32,334
1,443	Waters Corporation†	44,012
7,929	Xerox Corporation†	85,475
1,664	Zimmer Holdings Incorporated†	86,095

		3,422,442

MEMBERSHIP ORGANIZATIONS — 0.04%
1,462	Career Education Corporation†	65,980

METAL MINING — 0.28%
3,959	Newmont Mining Corporation	155,430
750	Phelps Dodge Corporation†	35,993
2,902	Rio Tinto Plc ADR	256,943

		448,366

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS — 0.11%
5,401	Pechiney SA ADR	136,537
1,050	Vulcan Materials Company	43,481

		180,018

MISCELLANEOUS MANUFACTURING INDUSTRIES — 0.36%
1,854	Callaway Golf Company	27,866
2,842	Hasbro Incorporated	52,577
4,114	Mattel Incorporated	79,482
1,476	Tiffany & Company	57,446
17,396	Tyco International Limited	358,010

		575,381

MISCELLANEOUS RETAIL — 0.61%
2,197	Amazon.Com Incorporated†	102,030
843	Barnes & Noble Incorporated†	22,087
1,410	Borders Group Incorporated†	27,269
3,747	Costco Wholesale Corporation†	120,241
3,345	CVS Corporation	109,047
1,569	Dollar Tree Stores Incorporated†	61,552
832	Michaels Stores Incorporated	37,814
3,977	Office Depot Incorporated†	72,540
5,406	Rite Aid Corporation†	27,300

Shares	Security Name	Value
4,714	Staples Incorporated†	$116,106
2,437	Toys R Us Incorporated†	33,192
7,835	Walgreen Company	255,186

		984,364

MOTION PICTURES — 0.42%
24,600	Liberty Media Corporation†	297,660
1,377	Macrovision Corporation†	25,640
16,974	Walt Disney Company	347,967

		671,267

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING — 0.37%
1,173	CNF Incorporated	34,838
8,827	United Parcel Service Incorporated	553,983

		588,821

NON-DEPOSITORY CREDIT INSTITUTIONS — 1.29%
10,650	American Express Company	479,782
2,177	Capital One Financial Corporation	116,252
1,226	Countrywide Financial	83,184
7,573	Fannie Mae	490,655
5,602	Freddie Mac	297,746
11,444	MBNA Corporation	267,103
4,120	Orix Corporation ADR	138,020
3,072	Providian Financial Corporation	31,488
3,666	SLM Corporation	147,300
151	Student Loan Corporation	18,567

		2,070,097

OIL & GAS EXTRACTION — 1.91%
1,967	Anadarko Petroleum Corporation	85,564
1,262	Apache Corporation	87,053
15,404	BHP Billiton Limited ADR	219,815
1,519	BJ Services Company†	56,765
1,489	Burlington Resources Incorporated	72,097
2,200	Cimarex Energy Company†	47,850
24	Cross Timbers Royalty Trust†	529
2,270	Devon Energy Corporation	117,473
720	Diamond Offshore Drilling	14,544
4,739	ENI SpA ADR	362,012
1,939	ENSCO International Incorporated	54,195
1,279	EOG Resources Incorporated	54,230
806	Equitable Resources Incorporated	31,813
4,074	Halliburton Company	98,509
765	Kerr-McGee Corporation	33,622
1,478	Nabors Industries Limited†	59,342
1,199	Noble Corporation†	43,380
1,073	Noble Energy Incorporated	42,480
744	Occidental Petroleum Corporation	25,542
1,500	Patterson-UTI Energy Incorporated†	44,760
1,800	Pioneer Natural Resources†	45,648
769	Pogo Producing Company	35,343

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
13,747	Repsol YPF SA	$232,737
1,899	Rowan Companies Incorporated†	47,551
3,768	Schlumberger Limited	186,554
6,793	Shell Transport & Trading Company plc ADR	261,123
6,928	Total Fina Elf SA ADR	533,525
2,553	Transocean Incorporated†	53,919
2,913	Varco International Incorporated†	50,249
3,200	XTO Energy Incorporated	67,168

		3,065,392

PAPER & ALLIED PRODUCTS — 0.48%
572	Bemis Company Incorporated	25,894
915	Boise Cascade Corporation	24,934
246	Bowater Incorporated	10,654
3,311	International Paper Company	134,261
3,676	Kimberly-Clark Corporation	187,880
1,955	MeadWestvaco Corp	49,559
2,021	Pactiv Corporation†	40,582
1,522	Sonoco Products Company	34,656
9,240	Stora Enso Oyj ADR	119,104
542	Temple-Inland Incorporated	26,981
6,444	UPM-Kymmene Oyj ADR	117,152

		771,657

PERSONAL SERVICES — 0.09%
2,149	Cintas Corporation	85,809
1,356	H & R Block Incorporated	59,800

		145,609

PETROLEUM REFINING & RELATED INDUSTRIES — 2.78%
928	Amerada Hess Corporation	43,758
16,884	BP plc ADR	704,400
8,767	ChevronTexaco Corporation	638,851
5,142	ConocoPhillips	287,129
54,499	Exxon Mobil Corporation	2,054,612
3,233	Marathon Oil Corporation	90,168
1,088	Murphy Oil Corporation	62,810
9,328	Royal Dutch Petroleum Company	418,547
1,234	Sunoco Incorporated	50,137
1,929	Unocal Corporation†	59,066
1,344	Valero Energy Corporation	52,954

		4,462,432

PRIMARY METAL INDUSTRIES — 0.49%
7,205	Alcoa Incorporated	205,774
1,900	Allegheny Technologies Incorporated	14,155
1,550	CommScope Incorporated†	15,934
1,753	Engelhard Corporation	49,207
950	Hubbell Incorporated Class B	37,962
5,333	Johnson Matthey plc ADR	165,589
9,348	Kubota Corporation ADR	156,112
644	Nucor Corporation	33,108
1,100	Precision Castparts Corporation	38,940
2,576	Schnitzer Steel Industry Incorporated	63,885

		780,666

Shares	Security Name	Value

PRINTING, PUBLISHING, & ALLIED INDUSTRIES — 1.31%
1,731	American Greetings Corporation Class A†	$32,024
2,174	Belo Corporation Class A	50,698
1,013	Dow Jones & Company Incorporated	43,022
2,027	Gannett Company Incorporated	158,957
2,053	Harte-Hanks Incorporated	39,007
3,850	Hollinger International Incorporated	48,279
495	Knight-Ridder Incorporated	33,591
1,390	McGraw-Hill Companies Incorporated	84,790
1,238	Meredith Corporated	58,706
1,226	New York Times Company	54,422
4,826	News Corporation Limited ADR	165,773
11,608	Pearson plc ADR	115,500
1,424	Reader's Digest Association Incorporated	17,330
6,478	Reed Elsevier NV ADR	144,459
1,093	Reynolds & Reynolds Company	31,752
1,416	RR Donnelley & Sons Company	35,598
233	Scripps Company (E W)	20,175
3,318	Toppan Printing Company Limited ADR	134,221
2,663	Tribune Company	123,164
966	Valassis Communications Incorporated†	28,381
14,745	Viacom Incorporated Class B	663,525
40	Washington Post Company Class B	27,841

		2,111,215

RAILROAD TRANSPORTATION — 0.19%
2,616	Burlington Northern Santa Fe Corporation	74,163
1,068	CSX Corporation	34,475
2,413	Kansas City Southern†	29,318
4,045	Norfolk Southern Corporation	77,017
1,371	Union Pacific Corporation	83,549

		298,522

REAL ESTATE — 0.04%
979	Catellus Development Corporation†	22,958
305	Forest City Enterprises Incorporated Class A	12,993
800	LNR Property Corporation	32,000

		67,951

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS — 0.19%
4,673	Bridgestone Corporation	130,162
1,383	Goodyear Tire & Rubber Company	9,847
2,039	Nike Incorporated Class B	116,182
1,023	Sealed Air Corporation†	49,779

		305,970

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value
Common Stock (Continued)

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES — 1.58%
1,155	AG Edwards Incorporated	$41,580
5,752	Amvescap plc ADR	92,263
809	Bear Stearns Companies Incorporated	56,614
13,207	Charles Schwab Corporation	143,428
8,490	Credit Suisse Group ADR	267,180
2,570	Franklin Resources Incorporated	110,998
1,300	Gabelli Asset Management Incorporated Class A†	49,010
3,886	Goldman Sachs Group Incorporated	343,872
3,128	Janus Capital Group Incorporated	54,021
922	Legg Mason Incorporated	66,227
2,030	Lehman Brothers Holdings Incorporated	133,432
7,817	Merrill Lynch & Co Incorporated	420,398
9,251	Morgan Stanley	451,356
1,109	Neuberger Berman Incorporated	45,979
13,200	Nomura Holdings Incorporated ADR	193,380
1,738	T Rowe Price Group Incorporated	73,865

		2,543,603

STONE, CLAY, GLASS, & CONCRETE PRODUCTS — 0.43%
655	Cabot Microelectronics Corporation†	42,699
358	Centex Construction Products Incorporated	16,058
8,738	Corning Incorporated†	72,089
5,539	Hanson plc ADR	180,294
10,132	Holcim Limited ADR†	200,753
9,438	Lafarge SA ADR	160,068
2,200	Owens-Illinois Incorporated†	25,190

		697,151

TEXTILE MILL PRODUCTS — 0.03%
651	Mohawk Industries Incorporated†	47,497

TOBACCO PRODUCTS — 0.68%
15,845	Altria Group Incorporated	653,131
7,261	British American Tobacco plc ADR	148,923
504	RJ Reynolds Tobacco Holdings Incorporated	17,212
2,965	Swedish Match AB ADR	201,620
536	Universal Corporation	22,458
1,567	UST Incorporated	52,338

		1,095,682

TRANSPORTATION BY AIR — 0.38%
1,738	AMR Corporation†	19,117
19,419	BAA plc ADR	140,065
1,164	Continental Airlines Incorporated†	17,763
1,209	Delta Air Lines Incorporated	15,560
2,646	FedEx Corporation	177,547
8,953	Japan Airlines System ADR	105,506

Shares	Security Name	Value
1,185	Northwest Airlines Corporation†	$10,629
7,565	Southwest Airlines Company	129,286

		615,473

TRANSPORTATION EQUIPMENT — 1.95%
2,200	Autoliv Incorporated	66,464
9,714	BAE Systems plc ADR	104,944
7,101	Boeing Company	265,506
1,680	Brunswick Corporation	45,326
7,288	DaimlerChrysler AG	278,620
1,814	Dana Corporation	27,972
5,662	Delphi Corporation	51,298
18,382	Fiat SpA ADR	124,814
16,605	Ford Motor Company	191,954
1,648	General Dynamics Corporation	141,909
4,327	General Motors Corporation	177,840
1,410	Genuine Parts Company	45,148
1,502	Goodrich Corporation	39,097
2,732	Harley-Davidson Incorporated	136,108
1,242	Harsco Corporation	48,426
9,895	Honda Motor Company Limited ADR	201,462
7,751	Honeywell International Incorporated	224,701
816	ITT Industries Incorporated	53,105
621	Johnson Controls Incorporated	61,479
778	Lear Corporation†	43,218
3,234	Lockheed Martin Corporation	165,678
1,128	Navistar International Corporation	50,455
1,003	Northrop Grumman Corporation	95,766
1,168	PACCAR Incorporation	99,514
1,247	Textron Incorporated	56,115
6,126	Toyota Motor Corporation ADR	339,319

		3,136,238

TRANSPORTATION SERVICES — 0.04%
1,188	GATX Corporation	25,162
1,619	Sabre Holdings Corporation	36,622

		61,784

WATER TRANSPORTATION — 0.16%
2,145	Alexander & Baldwin Incorporated	62,806
5,112	Carnival Corporation	176,824
1,700	GulfMark Offshore Incorporated†	23,800

		263,430

WHOLESALE TRADE-DURABLE GOODS — 1.28%
1,794	Apogent Technologies Incorporated†	39,180
1,216	Arrow Electronics Incorporated†	25,098
1,419	Avnet Incorporated†	25,613
23,250	Johnson & Johnson	1,152,735
1,832	Kyocera Corporation ADR	116,021
10,228	Mitsubishi Corporation ADR	172,862
1,301	Mitsui & Company Limited ADR	165,891
9,606	Nissan Motor Company Limited ADR	208,450
1,525	Omnicare Incorporated	51,698

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
734	Tech Data Corporation†	$24,479
3,998	Visteon Corporation	26,987
830	WW Grainger Incorporated	41,359

		2,050,373

WHOLESALE TRADE NON-DURABLE GOODS — 0.78%
973	AmerisourceBergen Corporation	56,639
591	Brown-Forman Corporation Class B	46,713
3,738	Cardinal Health Incorporated	212,804
1,866	Dean Foods Company†	54,207
2,473	McKesson Corporation	80,966
3,359	Safeway Incorporated†	81,993
2,280	Smurfit-Stone Container Corporation†	35,978
1,833	Supervalu Incorporated	44,175
4,988	Sysco Corporation	156,922
4,612	Unilever NV NY Shares	258,180
6,914	Unilever plc ADR	225,533

		1,254,110

TOTAL COMMON STOCK (Cost $127,880,432)		118,031,562

Real Estate Investment Trust — 0.87%
1,155	Alexandria Real Estate Equities Incorporated	53,999
1,359	Apartment Investment & Management Company Class A	52,389
2,397	Archstone-Smith Trust	62,682
2,923	Arden Realty Incorporated	79,359
968	AvalonBay Communities Incorporated	44,915
762	Boston Properties Incorporated	32,728
2,265	CarrAmerica Realty Corporation	63,760
988	CBL & Associates Properties	48,382
620	CenterPoint Properties	39,308
2,197	Crescent Real Estate Incorporated	31,878
3,124	Duke Realty Corporation	86,441
1,664	Equity Office Properties Trust	46,292
1,463	Equity Residential	42,544
214	General Growth Properties Incorporated	14,841
2,972	Highwoods Properties Incorporated	68,207
3,572	Host Marriott Corporation†	35,791
962	iStar Financial Incorporated	35,267
1,474	Kimco Realty Corporation	61,436
1,410	Mack-Cali Realty Corporation	51,888
1,274	Pan Pacific Retail Properties	53,635
2,800	Parkway Properties Incorporated	125,580
645	Public Storage Incorporated	23,794
1,148	Simon Property Group Incorporated	49,031
3,700	Tanger Factory Outlet Centers Incorporated	124,875
822	Rouse Company	32,773
717	Vornado Realty Trust	33,806
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,145,521)		1,395,601

Principal	Interest Rate	Maturity Date	Value
US Treasury Obligations — 23.77%

US TREASURY BONDS — 12.53%
$660,000	7.25%	5/15/16	$806,797
3,035,000	8.00%	11/15/21	4,011,536
3,255,000	6.25%	8/15/23	3,613,177
5,500,000	6.63%	2/15/27	6,417,384
3,120,000	6.25%	5/15/30	3,521,457
1,710,000	5.38%	2/15/31	1,746,738

			20,117,089

US TREASURY NOTES — 11.24%
2,680,000	6.50%	5/15/05	2,893,145
2,680,000	7.00%	7/15/06	3,015,943
2,500,000	6.00%	8/15/09	2,800,390
1,410,000	5.75%	8/15/10	1,559,151
750,000	5.00%	8/15/11	789,609
970,000	3.00%	11/15/07	965,112
3,140,000	4.00%	11/15/12	3,044,572
960,000	3.00%	2/15/08	949,837
185,000	1.50%	2/28/05	184,718
1,845,000	1.63%	4/30/05	1,842,044

			18,044,521

TOTAL US TREASURY OBLIGATIONS (Cost $39,724,605)			38,161,610

Short Term Investments — 1.61%
US TREASURY BILLS — 1.61%
45,000	0.90%^	10/16/03	44,946
618,000	0.89%^	10/16/03	617,298
495,000	0.90%^	10/16/03	494,456
76,000	0.90%^	10/16/03	75,916
204,000	0.92%^	10/16/03	203,771
16,000	0.92%^	10/16/03	15,982
41,000	0.91%^	10/16/03	40,954
293,000	0.90%^	10/16/03	292,679
90,000	0.88%^	10/16/03	89,894
38,000	0.91%^	10/16/03	37,958
201,000	0.91%^	10/16/03	200,763
303,000	0.90%^	10/16/03	302,667
92,000	0.91%^	10/16/03	91,892
76,000	0.89%^	10/16/03	75,911
TOTAL SHORT TERM INVESTMENTS (Cost $2,585,156)			2,585,087

TOTAL INVESTMENT IN SECURITIES (Cost $171,335,714)		99.75%	$160,173,860

Other Assets and Liabilities, Net		0.25	401,625

TOTAL NET ASSETS		100.00%	$160,575,485

(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
^	Yield to Maturity.
†	Non-income earning securities.
‡	Security of an affiliate of the fund with a cost of $584,079

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value
Common Stock — 84.05%

AGRICULTURAL PRODUCTION CROPS — 0.05%
5,239	Tate & Lyle plc ADR	$117,175

AMUSEMENT & RECREATION SERVICES — 0.26%
1,841	Harrah’s Entertainment Incorporated	76,254
5,552	International Game Technology	143,464
9,496	Park Place Entertainment Corporation†	83,375
21,180	Rank Group plc ADR	192,336
1,874	Westwood One Incorporated†	60,155

		555,584

APPAREL & ACCESSORY STORES — 0.43%
2,276	Abercrombie & Fitch Company Class A†	69,281
12,666	Gap Incorporated	264,593
4,159	Kohl’s Corporation†	263,057
8,280	Limited Brands	140,429
3,018	Nordstrom Incorporated	78,679
2,220	Ross Stores Incorporated	111,844

		927,883

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS — 0.41%
12,425	Benetton Group SpA ADR	253,222
2,452	Jones Apparel Group Incorporated	75,742
2,986	Liz Claiborne Incorporated	102,927
2,139	VF Corporation	85,774
9,537	Wacoal Corporation ADR	376,044

		893,709

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS — 0.14%
200	Advance Auto Parts Incorporated†	14,930
5,530	AutoNation Incorporated†	103,908
1,391	AutoZone Incorporated†	127,694
1,625	CarMax Incorporated	62,644

		309,176

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS — 0.47%
18	Cavco Industries Incorporated†	344
372	Centex Corporation	28,056
3,522	DR Horton Incorporated	109,605
1,272	Lennar Corporation Class A	85,542
127	Lennar Corporation Class B	8,223
222	NVR Incorporated†	96,237
172	Pulte Homes, Incorporated.	11,448
46,674	Sekisui House Limited ADR	410,017
12,129	Vivendi Universal SA ADR†	204,980
1,547	William Lyon Homes Incorporated†	57,780

		1,012,232

Shares	Security Name	Value

BUILDING MATERIALS, HARDWARE, GARDEN SUPPY, & MOBILE HOME DEALERS — 0.76%
1,797	Fastenal Company	$72,653
28,841	Home Depot Incorporated	927,527
9,976	Lowe's Companies Incorporated	547,283
3,140	Sherwin-Williams Company	94,451

		1,641,914

BUSINESS SERVICES — 6.14%
14,331	3Com Corporation†	81,687
14,635	Adecco SA ADR	185,864
3,117	Adobe Systems Incorporated	121,033
1,155	Affiliated Computer Services Incorporated†	57,300
4,791	Akamai Technologies Incorporated†	19,931
57,955	AOL Time Warner Incorporated†	948,144
1,746	Ascential Software Corporation†	30,555
3,888	Autodesk Incorporated	69,595
7,383	Automatic Data Processing Incorporated	294,656
658	Avocent Corporation†	19,214
6,995	BEA Systems Incorporated†	94,782
3,917	BMC Software Incorporated†	57,502
4,248	Business Objects SA ADR†	114,823
5,094	Cadence Design Systems Incorporated†	72,437
14,382	Cendant Corporation†	258,588
4,638	Ceridian Corporation†	90,163
1,967	Checkfree Corporation†	45,202
1,951	ChoicePoint Incorporated†	76,577
3,050	Citrix Systems Incorporated†	62,800
1,630	Cognex Corporation	49,976
7,403	Computer Associates International Incorporated	189,739
2,411	Computer Sciences Corporation†	102,636
8,567	Compuware Corporation†	50,974
7,925	Concord EFS Incorporated†	109,761
3,268	Convergys Corporation†	58,824
2,363	CSG Systems International Incorporated†	36,674
3,024	CSK Corporation ADR	96,163
1,801	Deluxe Corporation	76,903
1,788	DST Systems Incorporated†	70,805
8,282	eBay Incorporated†	459,899
2,507	Echelon Corporation†	37,279
1,901	Electronic Arts Incorporated†	170,615
6,208	Electronic Data Systems Corporation	135,521
2,697	Equifax Incorporated	61,869
3,604	eUniverse Incorporated† (a)	6,415
287	Factset Research Systems Incorporated	13,934
420	Fair Isaac Corporation	24,612
9,261	First Data Corporation	355,622
2,736	Fiserv Incorporated†	106,294
297	Gtech Holdings Corporation	12,587
233	Hudson Highland Group Incorporated†	4,865

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
4,906	IMS Health Incorporated	$95,520
5,884	Interpublic Group of Companies Incorporated	89,143
2,728	Intuit Incorporated†	123,633
2,031	Iron Mountain Incorporated†	75,147
15,580	Kidde plc ADR	239,044
1,920	Lamar Advertising Company†	64,147
822	Manhattan Associates Incorporated†	24,356
2,233	Manpower Incorporated	86,886
1,537	Mercury Interactive Corporation†	67,459
3,381	Micromuse Incorporated†	27,657
132,573	Microsoft Corporation	3,515,836
2,152	Monster Worldwide Incorporated†	58,793
1,676	NCR Corporation†	48,621
4,248	Netegrity Incorporated†	41,078
3,800	Network Associates Incorporated†	52,896
7,289	Novell Incorporated†	36,664
2,147	Omnicom Group Incorporated	167,681
66,000	Oracle Corporation†	843,480
6,592	Parametric Technology†	21,951
4,876	PeopleSoft Incorporated†	88,256
6,314	Publicis Groupe ADR	186,263
2,087	RealNetworks Incorporated†	13,190
187	Rent-A-Center, Incorporated†	15,029
8,243	Rentokil Initial plc ADR	136,903
4,475	Reuters Group plc ADR	105,700
4,386	Robert Half International Incorporated†	97,545
11,438	SAP AG ADR	342,454
2,069	Serena Software Incorporated†	40,139
7,776	Siebel Systems Incorporated†	78,382
48,577	Sun Microsystems Incorporated†	187,507
4,407	Sungard Data Systems Incorporated†	124,277
2,433	Sybase Incorporated†	41,142
2,166	Symantec Corporation†	124,393
1,184	Synopsys Incorporated†	80,761
1,416	TIBCO Software Incorporated†	7,576
1,672	Total System Services Incorporated	42,201
6,173	Unisys Corporation†	80,126
4,835	VeriSign Incorporated†	72,380
5,401	Veritas Software Corporation†	186,226
3,143	Viad Corporation	75,055
7,630	WebMD Corporation†	78,582
3,958	WPP Group plc ADR	181,633
8,031	Yahoo! Incorporated†	268,235

		13,266,767

CHEMICALS & ALLIED PRODUCTS — 9.01%
19,378	Abbott Laboratories	780,933
2,840	Air Products & Chemicals Incorporated	134,389

Shares	Security Name	Value
1,804	Alberto-Culver Company Class B	$102,972
15,631	Amgen Incorporated†	1,030,083
14,756	AstraZeneca plc ADR	585,075
7,374	Aventis SA ADR	361,326
1,147	Avery Dennison Corporation	62,798
3,213	Avon Products Incorporated	205,953
2,187	Biogen Incorporated†	86,299
23,577	Bristol-Myers Squibb Company	598,148
1,854	Cabot Corporation	50,410
3,998	Centerpulse ADR	110,025
2,761	Chiron Corporation†	140,314
3,048	Clorox Company	130,607
6,489	Colgate-Palmolive Company	358,712
11,556	Dow Chemical Company	399,029
11,423	E I Du Pont De Nemours & Company	511,065
1,189	Eastman Chemical Company	42,578
4,257	Ecolab Incorporated	109,788
6,341	Eisai Company Limited ADR	132,602
13,911	Eli Lilly & Company	925,499
2,691	Estee Lauder Companies Incorporated	92,813
5,051	Forest Laboratories Incorporated†	237,397
3,418	Genentech Incorporated†	271,389
3,052	Genzyme Corporation–General Division †	143,902
3,075	Gilead Sciences Incorporated†	205,103
12,164	Gillette Company	394,843
23,747	GlaxoSmithKline plc ADR	922,096
1,727	Great Lakes Chemical Corporation	36,595
2,804	ICN Pharmaceuticals Incorporated	49,070
2,061	IDEC Pharmaceuticals Corporation†	71,620
4,049	IMC Global Incorporated	31,704
2,494	International Flavors & Fragrances Incorporated	78,561
1,600	Invitrogen Corporation†	92,272
3,871	IVAS Corporation†	76,646
9,541	Kazoo Nobel NV ADR	311,323
4,740	King Pharmaceuticals Incorporated†	66,597
3,821	Lyondell Chemical Company	54,640
270	Medicis Pharmaceutical Corporation Class A	16,492
3,773	MedImmune Incorporated†	131,565
27,632	Merck & Company Incorporated	1,390,442
3,826	Mylan Laboratories Incorporated	139,266
22,965	Novartis AG ADR	849,016
4,984	Novo Nordisk AS ADR	178,178
1,271	NPS Pharmaceuticals Incorporated†	34,902
1,326	OSI Pharmaceuticals Incorporated†	50,521
97,968	Pfizer Incorporated	2,931,203
2,167	PPG Industries Incorporated	118,990
1,960	Praxair Incorporated	125,087

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value
Common Stock (Continued)
15,118	Procter & Gamble Company	$1,319,650
6,857	Roche Holding AG ADR	525,093
3,404	Rohm and Haas Company	123,667
18,731	Schering-Plough Corporation	284,524
1,970	Sepracor Incorporated†	53,032
27,000	Shiseido Company Limited	282,542
1,627	Sigma-Aldrich Corporation	89,078
232	Valspar Corporation	10,781
2,743	Vertex Pharmaceuticals Incorporated†	34,562
2,201	Watson Pharmaceuticals Incorporated†	90,461
16,349	Wyeth	700,554

		19,474,782

COMMUNICATIONS — 4.80%
3,252	Alltel Corporation	148,942
5,562	American Tower Corporation Class A†	63,296
10,593	AT&T Corporation	236,224
36,769	AT&T Wireless Services Incorporated†	316,949
6,507	Avaya Incorporated†	67,998
22,012	BellSouth Corporation	554,702
4,312	British Sky Broadcasting Group plc ADR†	183,174
8,885	BT Group plc ADR†	260,775
1,850	Cablevision Systems Corporation†	37,278
2,354	CenturyTel Incorporated	81,825
2,093	Certegy Incorporated†	63,313
7,928	Clear Channel Communications Incorporated†	357,711
50,697	Comcast Corporation†	1,508,236
2,621	COX Communications Incorporated†	85,759
4,599	Crown Castle International Corporation†	49,439
22,450	Deutsche Telekom AG ADR	321,933
743	Entercom Communications Corporation†	37,395
3,652	Extreme Networks Incorporated†	25,162
3,607	Foundry Networks Incorporated†	70,156
2,430	Fox Entertainment Group Incorporated Class A†	76,739
5,525	France Telecom SA ADR	137,020
2,208	Hispanic Broadcasting Corporation†	69,331
4,130	Interactive Corporation†	152,851
3,934	Lagardere SCA ADR	178,726
8,169	Level 3 Communications Incorporated†	41,008
13,230	Nextel Communications Incorporated†	255,074
7,799	Nippon Telegraph And Telephone Corporation ADR	173,060

Shares	Security Name	Value
7,817	NTT Docomo Incorporated ADR†	$202,226
932	PanAmSat Corporation†	14,735
20,815	Qwest Communications International Incorporated†	92,627
3,134	Radio One Incorporated Class D†	51,554
4,534	Reed Elsevier plc ADR	142,594
41,166	SBC Communications Incorporated	925,823
12,984	Sprint Corporation (FON Group)	191,774
15,779	Sprint Corporation (PCS Group)†	81,893
10,504	TDC A/S ADR	157,035
15,689	Telefonica SA ADR†	556,960
802	Telephone & Data Systems Incorporated	46,051
3,443	Univision Communications Incorporated Class A†	129,078
33,609	Verizon Communications Incorporated	1,187,070
53,887	Vodafone Group plc ADR	986,132
2,676	Western Wireless Corporation†	49,453

		10,369,081

DEPOSITORY INSTITUTIONS — 10.31%
20,017	ABN Amro Holding NV ADR	353,100
10,675	Allied Irish Banks plc ADR	299,754
7,636	AmSouth Bancorporation	164,479
3,166	Associated Banc-Corp	120,846
1,902	Astoria Financial Corporation	61,130
39,191	Banco Bilbao Vizcaya Argentaria SA ADR	421,303
15,428	Banco Comercial Portugues SA ADR	136,538
64,823	Banco Santander Central Hispano SA ADR	556,181
18,190	Bank of America Corporation	1,441,558
120,000	Bank of East Asia Limited ADR	283,104
9,728	Bank of New York Company Incorporated	286,198
13,683	Bank One Corporation	540,068
4,923	Banknorth Group Incorporated	138,336
15,985	Barclays plc ADR	472,836
8,318	Bayerische Hypo-Und Vereinsbank AG ADR†	129,953
7,569	BB&T Corporation	276,420
16,440	BNP Paribas SA ADR	409,542
4,156	Camden National Corporation	117,407
3,077	Capitol Federal Financial	87,202
3,974	Cascade Bancorp	71,611
2,827	Charter One Financial Incorporated	87,637
3,772	Chittenden Corporation	108,784
63,961	Citigroup Incorporated	2,772,709
1,309	Comerica Incorporated	64,586
443	Commerce Bancorp Incorporated	17,942

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
2,441	Commerce Bancshares Incorporated	$105,891
3,707	Compass Bancshares Incorporated	127,447
6,003	Deutsche Bank Ag	349,615
7,189	Fifth Third Bancorp	421,275
5,702	First National Corporation	155,950
2,215	First Tennessee National Corporation	91,590
3,144	Flagstar Bancorp Incorporated	61,402
13,523	FleetBoston Financial Corporation	400,146
1,710	Golden West Financial Corporation	147,522
1,270	GreenPoint Financial Corporation	43,028
11,800	HBOS plc ADR	394,198
18,326	HSBC Holdings plc ADR	1,178,728
6,763	Huntington Bancshares Incorporated	135,260
2,101	InDyMac Bancorp Incorporated	48,449
18,464	ING Groep NV ADR	364,295
5,348	Interchange Financial Services Corporation	117,121
25,665	JP Morgan Chase & Company	878,256
10,842	Lloyds TSB Group plc ADR	286,554
1,628	M&T Bank Corporation	137,143
4,729	Marshall & Ilsley Corporation	146,599
4,403	Mellon Financial Corporation	138,034
2,710	Mercantile Bankshares Corporation	110,704
4,293	National Australia Bank ADR	434,022
8,177	National City Corporation	259,047
2,925	National Commerce Financial	73,125
2,339	North Fork Bancorporation Incorporated	78,988
2,547	Northern Trust Corporation	107,585
2,524	PNC Financial Services Group	120,142
4,092	Popular Incorporated	154,187
3,268	Regions Financial Corporation	115,230
22,789	San Paolo-IMI SPA	439,828
4,730	Seacoast Banking Corporation	82,964
21,036	Societe Generale ADR	278,992
6,328	SouthTrust Corporation	183,449
8,100	Sovereign Bancorp Incorporated	159,408
3,872	State Street Corporation	170,174
32,598	Sumitomo Mitsui Financial	113,708
3,433	SunTrust Banks Incorporated	209,859
2,200	SY Bancorp Incorporated	88,000
4,338	Synovus Financial Corporation	106,064
59	TCF Financial Corporation	2,713
5,705	UCBH Holdings Incorporated	182,503
2,942	Union Planters Corporation	93,850
1,339	UnionBanCal Corporation	62,866
25,351	US Bancorp	605,889
16,857	Wachovia Corporation	710,523
10,831	Washington Mutual Incorporated	422,192

Shares	Security Name	Value
20,023	Wells Fargo & Company ‡	$1,003,953
11,434	Westpac Banking Corporation ADR	584,735
2,581	Wilmington Trust Corporation	82,437
1,513	Zions Bancorporation	84,275

		22,269,139

EATING & DRINKING PLACES — 0.37%
453	Brinker International Incorporated†	15,493
343	CEC Entertainment Incorporated†	13,452
3,745	Darden Restaurants Incorporated	81,641
16,640	McDonald’s Corporation	373,069
2,635	Outback Steakhouse Incorporated	101,843
2,487	Wendy’s International Incorporated	78,465
4,302	Yum! Brands Incorporated†	127,554

		791,517

EDUCATIONAL SERVICES — 0.11%
3,140	Apollo Group Incorporated Class A†	201,180
716	Career Education Corporation†	32,313

		233,493

ELECTRIC, GAS, & SANITARY SERVICES — 2.98%
8,509	AES Corporation†	55,138
4,686	Allied Waste Industries Incorporated†	51,827
3,415	Ameren Corporation	145,138
5,316	American Electric Power Company Incorporated	150,496
11,700	BG Group plc ADR	255,177
4,534	Calpine Corporation†	25,572
6,192	CenterPoint Energy Incorporated	52,570
4,047	Cinergy Corporation	138,488
6,843	Citizens Communications Company†	78,010
3,903	Consolidated Edison Incorporated	154,286
3,642	Constellation Energy Group Incorporated	132,532
4,152	Dominion Resources Incorporated	251,528
2,955	DTE Energy Company	103,159
12,047	Duke Energy Corporation	205,763
6,865	E.ON AG ADR	356,568
6,093	Edison International†	114,914
2,784	El Paso Corporation	20,435
20,596	Endesa SA ADR	322,327
3,496	Entergy Corporation	183,365
4,684	Exelon Corporation	275,888
5,495	FirstEnergy Corporation	160,784
2,863	FPL Group Incorporated	177,105
336	Hawaiian Electric Industries Incorporated	14,441

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value
Common Stock (Continued)
110,000	Hong Kong Electric Holdings Limited ADR	$434,390
5,430	International Power plc ADR†	130,266
2,189	Kinder Morgan Incorporated	116,564
7,520	National Grid Transco plc ADR	231,992
1,623	Nicor Incorporated	55,166
4,663	NiSource Incorporated	90,182
500	Nstar	22,300
6,646	PG&E Corporation†	147,342
1,674	Pinnacle West Capital Corporation	57,418
3,463	PPL Corporation	137,377
2,927	Progress Energy Incorporated	118,514
3,078	Public Service Enterprise Group Incorporated	130,323
4,883	Reliant Resources Incorporated†	22,559
3,371	Republic Services Incorporated†	82,994
6,949	RWE AG ADR	187,299
9,845	Scottish Power plc ADR	232,342
4,308	Sempra Energy	128,163
9,496	Southern Company	269,496
309	Texas Genco Holdings Incorporated	7,571
4,592	TXU Corporation	101,024
6,812	Waste Management Incorporated	181,267
4,790	Williams Companies Incorporated	43,733
6,520	Xcel Energy Incorporated	95,519

		6,449,312

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT — 7.83%
2,892	Advanced Fibre Communications Incorporated†	67,297
7,326	Advanced Micro Devices Incorporated†	82,711
17,193	Alcatel SA ADR	187,232
5,407	Altera Corporation†	121,333
4,723	American Power Conversion Corporation	84,636
2,897	Amkor Technology Incorporated†	50,929
4,429	Analog Devices Incorporated†	181,589
2,224	Andrew Corporation†	27,533
6,538	Applied Micro Circuits Corporation†	37,986
7,046	ASML Holding NV NY Shares†	112,031
1,562	AVX Corporation	21,837
4,035	Broadcom Corporation†	110,882
6,884	Canon Incorporated ADR	333,599
6,102	Chartered Semiconductor†	40,090
8,531	CIENA Corporation†	55,452
3,509	Comverse Technology Incorporated†	57,863

Shares	Security Name	Value
8,883	Conexant Systems Incorporated†	$48,679
1,007	Cooper Industries Limited Class A	51,246
1,938	Cree Incorporated†	30,659
3,462	Cypress Semiconductor Corporation†	64,289
3,951	EchoStar Communications Corporation Class A†	145,792
4,668	Emerson Electric Company	260,288
347	Energizer Holdings, Incorporated†	12,763
25,959	Ericsson ADR†	401,845
6,567	Gemstar-TV Guide International Incorporated†	31,653
123,258	General Electric Company	3,644,739
168	Harman International Industries Incorporated	16,741
1,149	Harris Corporation	38,147
7,387	Infineon Technologies AG ADR	108,589
3,599	Integrated Device Technology Incorporated†	50,206
80,069	Intel Corporation	2,291,575
1,736	Interdigital Communications Corporation†	30,814
20,923	International Business Machines Corporation	1,715,895
1,472	International Rectifier Corporation†	61,220
3,543	Jabil Circuit Incorporated†	99,735
13,328	Koninklijke Philips Electronics NV NY Shares	325,203
1,343	L-3 Communications Holdings Incorporated†	68,614
2,886	Lattice Semiconductor Corporation	25,397
3,634	Linear Technology Corporation	149,793
5,240	LSI Logic Corporation†	60,470
25,880	Matsushita Electric Industrial Company Limited ADR	331,523
4,022	Maxim Integrated Products Incorporated	180,628
1,330	Maytag Corporation	36,043
3,339	McDATA Corporation†	33,891
7,585	Micron Technology Incorporated†	108,921
2,961	Mindspeed Technologies, Incorporated†	10,423
29,200	Minebea Company Limited ADR	290,800
3,530	Molex Incorporated	103,853
29,302	Motorola Incorporated	314,410
2,656	National Semiconductor Corporation†	77,396
5,632	Network Appliance Incorporated†	126,213
52,555	Nokia Oyi ADR	856,121
2,329	Novellus Systems Incorporated†	93,067

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
2,599	NVIDIA Corporation†	$47,198
873	Omron Corporation	176,949
3,152	Polycom Incorporated†	54,088
4,898	Power-One Incorporated†	57,845
3,693	Powerwave Technologies Incorporated†	31,206
1,448	QLogic Corporation†	70,981
10,025	Qualcomm Incorporated	413,832
3,075	Rambus Incorporated†	51,230
4,278	RF Micro Devices Incorporated†	37,732
3,595	Rockwell Collins Incorporated	97,245
10,394	Sanmina-SCI Corporation†	93,338
7,534	Sanyo Electric Company Limited ADR	151,885
2,462	Scientific-Atlanta Incorporated	83,708
1,272	Silicon Laboratories Incorporated†	56,490
1,899	Skyworks Solutions Incorporated†	21,535
13,480	Solectron Corporation ADR†	79,936
6,754	Sony Corporation ADR	222,544
8,118	STMicroelectronics NV ADR	202,463
2,297	TDK Corporation ADR	148,846
7,706	Tellabs Incorporated†	50,320
21,747	Texas Instruments Incorporated	518,664
1,906	Thomas & Betts Corporation†	32,554
3,387	Triquint Semiconductor Incorporated†	18,832
752	Varian Semiconductor Equipment Associates Incorporated†	30,509
4,102	Vishay Intertechnology Incorporated†	67,560
5,991	Vitesse Semiconductor Corporation†	40,919
623	Whirlpool Corporation	43,348
4,452	Xilinx Incorporated†	137,300

		16,909,698

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES — 0.60%
3,048	Applera Corporation-Celera Genomics Group†	31,028
5,067	BearingPoint Incorporated†	41,549
2,159	Celgene Corporation†	83,100
1,143	Cephalon Incorporated†	50,692
8,239	CuraGen Corporation†	37,817
2,304	Dun & Bradstreet Corporation†	96,998
1,414	Fluor Corporation	52,092
166,176	Invensys plc ADR	169,533
6,887	Millennium Pharmaceutical Incorporated†	95,729
3,625	Monsanto Company	93,199
2,153	Moody's Corporation	111,655
5,044	Paychex Incorporated	181,584

Shares	Security Name	Value
1,604	Quest Diagnostics Incorporated†	$96,240
3,743	Quintiles Transnational Corporation†	53,300
10,460	ServiceMaster Company	104,705

		1,299,221

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT — 0.32%
465	Ball Corporation	24,552
1,759	Crane Company	45,013
1,853	Fortune Brands Incorporated	104,509
3,770	Illinois Tool Works Incorporated	272,533
7,403	Masco Corporation	183,520
1,791	Snap-On Incorporated	52,835

		682,962

FOOD & KINDRED PRODUCTS — 3.19%
469	Adolph Coors Company	25,865
227	American Italian Pasta Company Class A†	9,470
9,329	Anheuser-Busch Companies Incorporated	480,817
10,952	Archer-Daniels-Midland Company	151,904
10,282	Cadbury Schweppes plc ADR	252,732
5,880	Campbell Soup Company	142,296
29,315	Coca-Cola Company	1,275,789
7,252	Coca-Cola Enterprises Incorporated	134,089
7,314	ConAgra Foods Incorporated	160,908
2,015	Del Monte Foods Company†	18,095
8,818	Diageo plc ADR	385,699
4,775	General Mills Incorporated	221,369
9,038	Groupe Danone ADR	248,816
1,705	Hershey Foods Corporation	119,180
4,198	Heinz (H J) Company	135,847
3,655	Hormel Foods Corporation	78,948
1,563	J M Smucker Company	63,270
5,394	Kellogg Company	180,861
41,943	Kirin Brewery Company Limited ADR	294,440
4,687	Kraft Foods Incorporated	139,204
3,483	McCormick & Company Incorporated	92,996
14,360	Nestle SA ADR	781,806
4,306	Pepsi Bottling Group Incorporated	103,861
4,217	PepsiAmericas Incorporated	58,701
20,312	PepsiCo Incorporated	904,696
10,800	Sara Lee Corporation	204,984
6,616	Tyson Foods Incorporated Class A	74,099
2,746	WM Wrigley Jr Company	145,676

		6,886,418

FOOD STORES — 0.67%
5,096	Albertson's Incorporated	107,118
9,287	Coles Myer Limited ADR	352,442

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value
Common Stock (Continued)
6,092	Ito-Yokado Company Limited ADR(a)	$174,012
12,798	Koninklijke Ahold NV ADR	119,021
10,235	Kroger Company†	196,614
6,077	Starbucks Corporation†	172,830
25,880	Tesco plc ADR	265,265
353	Whole Foods Market Incorporated†	19,178
3,083	Winn-Dixie Stores Incorporated	30,985

		1,437,465

FORESTRY — 0.10%
3,081	Plum Creek Timber Company	80,568
2,322	Weyerhaeuser Company	138,159

		218,727

FURNITURE & FIXTURES — 0.17%
3,107	Herman Miller Incorporated	72,641
1,404	Hillenbrand Industries Incorporated	76,027
5,036	Leggett & Platt Incorporated	116,634
4,344	Newell Rubbermaid Incorporated	103,170

		368,472

GENERAL MERCHANDISE STORES — 2.21%
3,634	Big Lots Incorporated†	66,502
53	Dillard's Incorporated	802
5,741	Dollar General Corporation	131,641
2,820	Family Dollar Stores Incorporated	113,138
2,667	Federated Department Stores Incorporated	116,548
3,929	Foot Locker Incorporated	65,104
3,851	JC Penney Company Incorporated	81,718
4,290	May Department Stores Company	118,318
5,601	Mitsukoshi Limited ADR†	153,610
3,685	Sears Roebuck & Company	162,214
11,237	Target Corporation	456,222
7,865	TJX Companies Incorporated	170,356
53,171	Wal-Mart Stores Incorporated	3,146,128

		4,782,301

HEALTH SERVICES — 0.52%
4,885	Caremark Rx Incorporated†	122,760
1,914	Enzon Pharmaceuticals Incorporated†	21,762
1,700	Express Scripts Incorporated†	110,177
3,458	First Health Group Corporation†	90,669
6,894	HCA Incorporated	261,903
5,162	Health Management Association Incorporated	115,009
3,414	Human Genome Sciences Incorporated†	48,615
4,749	Immunomedics Incorporated†	41,886
1,307	Laboratory Corporation of America Holdings†	39,537

Shares	Security Name	Value
357	Lincare Holdings Incorporated†	$12,363
309	Renal Care Group, Incorporated†	11,220
6,488	Tenet Healthcare Corporation†	104,132
2,189	Triad Hospitals Incorporated†	70,924
1,534	Universal Health Services†	76,363

		1,127,320

HOLDING & OTHER INVESTMENT OFFICES — 0.05%
20,147	Mitsubishi Tokyo Financial Group ADR	118,263

HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES — 0.25%
4,274	Bed Bath & Beyond Incorporated†	183,910
4,233	Best Buy Company Incorporated†	220,158
3,004	Circuit City Stores Incorporated	31,332
3,072	RadioShack Corporation	93,389
584	Williams-Sonoma Incorporated†	17,876

		546,665

HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGE PLACES — 0.17%
7,683	Hilton Hotels Corporation	117,396
3,149	Marriott International Incorporated	128,574
1,502	MGM MIRAGE	54,463
2,036	Starwood Hotels & Resorts Worldwide Incorporated	68,877

		369,310

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT — 4.51%
4,597	3M Company	654,935
864	American Standard Companies Incorporated†	69,284
5,301	Apple Computer Incorporated†	119,962
21,226	Applied Materials Incorporated†	458,482
4,882	Baker Hughes Incorporated	163,352
1,524	Black & Decker Corporation	65,197
6,171	Brocade Communications Systems Incorporated†	34,804
4,232	Caterpillar Incorporated	303,985
1,362	CDW Corporation†	70,293
87,549	Cisco Systems Incorporated†	1,676,563
1,082	Cooper Cameron Corporation†	52,542
3,254	Deere & Company	183,884
31,630	Dell Computer Incorporated†	1,032,087
1,635	Diebold Incorporated	79,952
3,094	Dover Corporation	117,634
1,030	Eaton Corporation	96,449
28,775	EMC Corporation†	366,881
1,979	Emulex Corporation†	47,912
7,604	Gateway Incorporated†	43,875
5,780	Grant Prideco Incorporated†	67,048
37,985	Hewlett-Packard Company	756,661
3,869	Hitachi Limited ADR	211,402
2,256	Ingersoll-Rand Company Class A	134,277
6,571	Juniper Networks Incorporated†	113,153

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
11,556	Komatsu Limited ADR	$263,843
2,459	Lam Research Corporation†	63,245
1,599	Lexmark International Incorporated†	107,197
37,861	Makita Corporation ADR	333,177
21,824	NEC Corporation ADR	164,771
2,615	Pall Corporation	65,375
28	Palm Incorporated†	511
1,716	Parker-Hannifin Corporation	84,976
1,574	Pentair Incorporated	67,367
2,457	Pitney Bowes Incorporated	95,823
1,141	Sandisk Corporation†	68,985
9,219	Siemens AG ADR	574,159
2,620	Smith International Incorporation†	102,416
4,969	Sonus Networks Incorporated†	35,280
1,390	SPX Corporation†	68,597
1,235	Stanley Works	37,383
2,411	Storage Technology Corporation†	61,746
4,304	Symbol Technologies Incorporated	58,276
5,820	United Technologies Corporation	467,055
1,511	Varian Medical Systems Incorporated†	84,387
225	Zebra Technologies Corporation Class A†	12,065

		9,737,248

INSURANCE AGENTS, BROKERS & SERVICE — 0.25%
4,745	AON Corporation	105,339
372	Hilb, Rogal & Hamilton Company	11,160
6,631	Marsh & McLennan Companies Incorporated	331,550
3,356	Medco Health Solutions Incorporated†	89,616

		537,665

INSURANCE CARRIERS — 3.88%
3,142	ACE Limited	101,172
387	Advancepcs†	15,550
13,156	Aegon NV ADR	163,924
2,157	Aetna Incorporated	122,949
7,011	AFLAC Incorporated	224,422
408	Alleghany Corporation†	81,604
17,718	Allianz AG ADR	158,222
8,621	Allstate Corporation	308,201
1,326	AMBAC Financial Group Incorporated	86,084
32,608	American International Group Incorporated	1,942,459
1,016	American National Insurance Company	87,366
2,251	Anthem Incorporated†	164,773
18,576	AXA ADR	330,281
2,544	Berkley (WR) Corporation	84,156

Shares	Security Name	Value
1,609	Chubb Corporation	$109,315
1,370	CIGNA Corporation	65,322
2,938	Cincinnati Financial Corporation	118,548
3,750	Fidelity National Financial Incorporated	108,375
3,404	Hartford Financial Services Group	181,161
3,055	Health Net Incorporated†	97,241
1,406	Jefferson-Pilot Corporation	62,244
4,305	John Hancock Financial Services Incorporated	131,432
2,302	Lincoln National Corporation	81,537
2,419	Loews Corporation	99,566
249	Markel Corporation†	66,919
1,487	MBIA Incorporated	83,956
1,200	Mercury General Corporation	52,416
9,653	MetLife Incorporated	274,338
1,066	MGIC Investment Corporation	60,090
230	Mid Atlantic Medical Services Incorporated.†	11,284
7,075	Millea Holdings Incorporated ADR	361,816
2,709	Old Republic International Corporation	90,995
1,911	Oxford Health Plans Incorporated†	69,274
1,533	PMI Group Incorporated	54,238
1,510	Principal Financial Group, Incorporated	47,505
2,528	Progressive Corporation	178,831
7,285	Prudential Financial Incorporated	265,247
1,847	Radian Group Incorporated	87,899
1,986	Safeco Corporation	71,615
433	Stancorp Financial Group Incorporated	24,547
4,193	Swiss Reinsurance ADR	257,471
2,553	The St Paul Companies Incorporated	88,742
2,195	Torchmark Corporation	88,590
500	Transatlantic Holding Incorporated	35,345
14,395	Travelers Property Casualty Corporation Class B†	222,979
7,827	UnitedHealth Group Incorporated	386,889
1,966	Unitrin Incorporated	58,233
674	UnumProvident Corporation	9,503
2,314	WellPoint Health Networks Incorporated†	180,492
1,634	XL Capital Limited Class A	123,776
62	Zenith National Insurance Corporation	1,795
15,181	Zurich Financial Services AG ADR	195,104

		8,375,793

LEATHER & LEATHER PRODUCTS — 0.02%
752	Coach Incorporated†	43,646

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value
Common Stock (Continued)

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE — 0.02%
1,535	Georgia-Pacific Corporation	$35,566

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS — 2.45%
3,289	Advanced Medical Optics Incorporated†	54,565
4,802	Advantest Corporation ADR	83,363
6,267	Agilent Technologies Incorporated†	152,413
1,924	Allergan Incorporated	152,881
3,949	Applera Corporation-Applied Biosystems Group	85,930
1,559	Bausch & Lomb Incorporated	65,727
7,886	Baxter International Incorporated	221,597
1,545	Beckman Coulter Incorporated	68,521
3,610	Becton Dickinson & Company	131,909
4,071	Biomet Incorporated	121,031
5,323	Boston Scientific Corporation†	319,912
1,202	CR Bard Incorporated	80,534
2,030	Danaher Corporation	156,818
4,332	Eastman Kodak Company	120,819
9,280	Fuji Photo Film Company Limited ADR	279,235
16,658	General Motors Corporation Class H–Hughes Electronics Corporation†	248,871
3,919	Guidant Corporation	196,734
2,234	KLA-Tencor Corporation†	132,610
15,299	Medtronic Incorporated	758,524
3,543	Microchip Technology Incorporated	99,239
1,134	Millipore Corporation	51,484
9,718	Olympus Optical Company Limited	223,211
1,933	PerkinElmer Incorporated	31,972
5,485	Raytheon Company	175,849
536	Resmed Incorporated†	23,209
2,261	Ricoh Company Limited–ADR	208,012
3,712	Rockwell Automation Incorporated	101,041
2,372	St Jude Medical Incorporated†	123,510
2,543	Stryker Corporation	192,759
1,991	Sybron Dental Specialties Incorporated†	47,665
2,268	Tektronix Incorporated†	53,616
2,915	Teradyne Incorporated†	51,974
3,863	Thermo Electron Corporation†	88,038
1,350	Varian Incorporated†	45,900
2,107	Waters Corporation†	64,264
11,981	Xerox Corporation†	129,155
2,857	Zimmer Holdings Incorporated†	147,820

		5,290,712

Shares	Security Name	Value

METAL MINING — 0.34%
3,426	Freeport-McMoran Copper & Gold Incorporated Class B	$102,780
5,432	Newmont Mining Corporation	213,260
1,386	Phelps Dodge Corporation†	66,514
4,092	Rio Tinto plc ADR	362,306

		744,860

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS — 0.15%
9,807	Pechiney SA ADR	247,921
1,754	Vulcan Materials Company	72,633

		320,554

MISCELLANEOUS MANUFACTURING INDUSTRIES — 0.39%
4,323	Hasbro Incorporated	79,976
6,277	Mattel Incorporated	121,272
2,573	Tiffany & Company	100,141
25,793	Tyco International Limited	530,819

		832,208

MISCELLANEOUS RETAIL — 0.70%
3,824	Amazon.Com Incorporated†	177,587
6,378	Costco Wholesale Corporation†	204,670
5,492	CVS Corporation	179,039
2,852	Dollar Tree Stores Incorporated†	111,884
371	Michaels Stories, Incorporated	16,862
5,975	Office Depot Incorporated†	108,984
11,227	Rite Aid Corporation†	56,696
7,727	Staples Incorporated†	190,316
2,757	Toys R Us Incorporated†	37,550
12,973	Walgreen Company	422,531
286	Zale Corporation†	14,572

		1,520,691

MOTION PICTURES — 0.51%
47,825	Liberty Media Corporation†	578,683
25,229	Walt Disney Company	517,194

		1,095,877

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING — 0.43%
1,566	CNF Incorporated	46,510
14,070	United Parcel Service Incorporated	883,033

		929,543

NON-DEPOSITORY CREDIT INSTITUTIONS — 1.54%
16,282	American Express Company	733,504
931	AmeriCredit Corporation†	9,990
3,319	Capital One Financial Corporation	177,235
2,001	Countrywide Financial Corporation	135,768
12,258	FNMA	794,196
9,007	FHLMC	478,722
16,900	MBNA Corporation	394,446
6,972	ORIX Corporation ADR	233,562

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)
5,295	Providian Financial Corporation	$54,274
5,766	SLM Corporation	231,678
665	Student Loan Corporation	81,767

		3,325,142

OIL & GAS EXTRACTION — 2.07%
3,969	Anadarko Petroleum Corporation	172,652
2,392	Apache Corporation	165,000
3,200	Berry Petroleum Company Class A	60,000
2,721	BJ Services Company†	101,684
2,782	Burlington Resources Incorporated	134,704
36	Cross Timbers Royalty Trust†	810
2,787	Devon Energy Corporation	144,227
413	Diamond Offshore Drilling	8,343
7,239	ENI SpA ADR	552,987
3,562	ENSCO International Incorporated	99,558
1,923	EOG Resources Incorporated	81,535
3,000	Equitable Resources Incorporated	118,410
6,774	Halliburton Company	163,795
979	Kerr-McGee Corporation	43,027
684	Nabors Industries Limited†	27,463
1,082	Newfield Exploration Company†	42,512
1,116	Noble Corporation†	40,377
6,374	Occidental Petroleum Corporation	218,819
2,175	Patina Oil & Gas Corporation	80,584
1,431	Pioneer Natural Resources†	36,290
19,291	Repsol YPF SA ADR	326,597
2,165	Rowan Companies Incorporated†	54,212
6,776	Schlumberger Limited	335,480
10,766	Shell Transport & Trading Company plc ADR	413,845
1,050	Tidewater Incorporated	30,156
10,655	Total Fina Elf SA ADR	820,542
76	Transocean Incorporated†	1,605
5,309	Varco International Incorporated†	91,580
4,899	XTO Energy Incorporated	102,829

		4,469,623

PAPER & ALLIED PRODUCTS — 0.61%
1,071	Bemis Company Incorporated	48,484
1,557	Boise Cascade Corporation	42,428
465	Bowater Incorporated	20,139
6,621	Bunzl plc ADR	242,991
5,722	International Paper Company	232,027
5,875	Kimberly-Clark Corporation	300,271
3,437	MeadWestvaco Corporation	87,128
3,967	Pactiv Corporation†	79,657
4,491	Rexam plc ADR	149,326
3,387	Sonoco Products Company	77,122
735	Temple-Inland Incorporated	36,589

		1,316,162

Shares	Security Name	Value

PERSONAL SERVICES — 0.11%
3,312	Cintas Corporation	$132,248
2,277	H & R Block Incorporated	100,416

		232,664

PETROLEUM REFINING & RELATED INDUSTRIES — 3.22%
820	Ashland Incorporated	27,109
27,256	BP plc ADR	1,137,120
13,356	ChevronTexaco Corporation	973,252
8,819	ConocoPhillips	492,453
82,662	Exxon Mobil Corporation	3,116,357
5,271	Marathon Oil Corporation	147,008
2,031	Murphy Oil Corporation	117,250
15,130	Royal Dutch Petroleum Company	678,883
1,904	Sunoco Incorporated	77,360
3,457	Unocal Corporation†	105,853
2,322	Valero Energy Corporation	91,487

		6,964,132

PRIMARY METAL INDUSTRIES — 0.46%
11,547	Alcoa Incorporated	329,782
183	Allegheny Technologies Incorporated	1,363
3,243	Engelhard Corporation	91,031
6,981	Johnson Matthey plc ADR	216,759
13,837	Kubota Corporation ADR	231,078
1,242	Nucor Corporation	63,851
1,650	Precision Castparts Corporation	58,410

		992,274

PRINTING, PUBLISHING, & ALLIED INDUSTRIES — 1.34%
4,054	Belo Corporation Class A	94,539
1,095	Dow Jones & Company Incorporated	46,505
8,593	Elsevier	191,624
3,301	Gannett Company Incorporated	258,864
959	Knight-Ridder Incorporated	65,078
1,411	McClatchy Company	84,265
2,095	McGraw-Hill Companies Incorporated	127,795
230	Media General Incorporated	13,940
1,681	Meredith Corporation	79,713
2,041	New York Times Company	90,600
6,310	News Corporation Limited ADR	216,749
2,980	Readers Digest Assocation	36,267
3,050	RR Donnelley & Sons Company	76,677
340	Scripps Company (E W)	29,441
4,816	Toppan Printing Company Limited ADR	194,819
4,372	Tribune Company	202,205
1,481	Valassis Communications Incorporated†	43,512
21,668	Viacom Incorporated Class B	975,060
88	Washington Post Company Class B	61,250

		2,888,903

PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value
Common Stock (Continued)

RAILROAD TRANSPORTATION — 0.24%
4,934	Burlington Northern Santa Fe Corporation	$139,878
2,706	CSX Corporation	87,350
5,749	Norfolk Southern Corporation	109,461
3,087	Union Pacific Corporation	188,122

		524,811

REAL ESTATE — 0.17%
4,027	Catellus Development Corporation†	94,433
74,722	City Developments Limited	217,404
1,837	The St Joe Company	62,476

		374,313

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS — 0.22%
5,371	Bridgestone Corporation	149,604
3,676	Nike Incorporated Class B	209,458
1,379	Sealed Air Corporation†	67,102
3,036	Tupperware Corporation	49,578

		475,742

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES — 1.77%
1,353	Bear Stearns Companies Incorporated	94,683
343	Blackrock Incorporated	15,596
20,385	Charles Schwab Corporation	221,381
11,987	Credit Suisse Group	377,231
7,582	E*Trade Group Incorporated†	69,982
1,893	Edwards Ag Incorporated	68,148
3,433	Franklin Resources Incorporated	148,271
718	Gabelli Asset Management Incorporated Class A†	27,069
6,107	Goldman Sachs Group Incorporated	540,408
3,761	Janus Capital Group Incorporated	64,953
516	Jefferies Group Incorporated	15,325
1,607	Legg Mason Incorporated	115,431
3,274	Lehman Brothers Holdings Incorporated	215,200
11,775	Merrill Lynch & Company Incorporated	633,260
13,830	Morgan Stanley	674,766
1,515	Neuberger Berman Incorporated	62,812
19,876	Nomura Holdings Incorporated ADR	291,183
3,100	Nuveen Investments Class A	80,817
2,551	T Rowe Price Group Incorporated	108,417

		3,824,933

STONE, CLAY, GLASS, & CONCRETE PRODUCTS — 0.42%
17,110	Corning Incorporated†	141,158
7,056	Hanson plc ADR	229,673

Shares	Security Name	Value
17,900	Holcim Limited ADR†	$354,667
10,826	Lafarge SA ADR	183,608

		909,106

TEXTILE MILL PRODUCTS — 0.01%
272	Mohawk Industries, Incorporated†	19,845

TOBACCO PRODUCTS — 0.72%
24,656	Altria Group Incorporated	1,016,320
9,042	British American Tobacco plc ADR	185,451
6,495	Imperial Tobacco Group	207,191
1,159	RJ Reynolds Tobacco Holdings	39,580
3,028	UST Incorporated	101,135

		1,549,677

TRANSPORTATION BY AIR — 0.32%
4,440	FedEx Corporation	297,924
15,795	Japan Airlines System ADR	186,135
12,257	Southwest Airlines Company	209,472

		693,531

TRANSPORTATION EQUIPMENT — 2.21%
15,460	BAE Systems plc ADR	167,021
10,784	Boeing Company	403,214
2,736	Brunswick Corporation	73,817
11,095	DaimlerChrysler AG	424,162
11,421	Delphi Corporation	103,474
18,722	Fiat Spa ADR	127,122
23,778	Ford Motor Company	274,874
2,441	General Dynamics Corporation	210,195
6,885	General Motors Corporation	282,974
3,211	Genuine Parts Company	102,816
1,406	Goodrich Corporation	36,598
3,946	Harley-Davidson Incorporated	196,590
15,438	Honda Motor Company Limited ADR	314,318
10,820	Honeywell International Incorporated	313,672
1,670	ITT Industries Incorporated	108,684
1,381	Johnson Controls Incorporated	136,719
1,696	Lear Corporation†	94,213
5,611	Lockheed Martin Corporation	287,452
1,573	Navistar International Corporation	70,360
2,517	Northrop Grumman Corporation	240,323
1,985	Paccar Incorporated	169,122
352	Polaris Industries, Incorporated	27,196
1,892	Textron Incorporated	85,140
9,431	Toyota Motor Corporation ADR	522,380

		4,772,436

TRANSPORTATION SERVICES — 0.08%
3,123	Expeditors International of Washington Incorporated	117,768
2,037	Sabre Holdings Corporation	46,077

		163,845

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — AUGUST 31, 2003 (UNAUDITED)

Shares	Security Name	Value
Common Stock (Continued)

WATER TRANSPORTATION — 0.26%
7,987	Carnival Corporation	$276,270
7,473	Carnival plc ADR	244,143
2,800	Gulfmark Offshore Incorporated†	39,200

		559,613

WHOLESALE TRADE-DURABLE GOODS — 1.52%
3,573	Apogent Technologies Incorporated†	78,034
2,808	Arrow Electronics Incorporated†	57,957
3,214	Avnet Incorporated†	58,013
309	Borgwarner Incorporated	22,007
3,398	Cytyc Corporation†	44,446
36,172	Johnson & Johnson	1,793,408
1,991	Kyocera Corporation ADR	126,090
17,350	Mitsubishi Corporation ADR	293,231
2,348	Mitsui & Company Limited	299,393
12,703	Nissan Motor Company Limited ADR	275,655
2,851	Omnicare Incorporated	96,649
5,047	Sycamore Networks Incorporated†	21,298
1,262	Tech Data Corporation†	42,088
1,615	WW Grainger Incorporated	80,475

		3,288,744

WHOLESALE TRADE NON-DURABLE GOODS — 1.62%
1,729	AmerisourceBergen Corporation	100,645
580	Brown-Forman Corporation Class B	45,843
5,688	Cardinal Health Incorporated	323,818
1,224	Dean Foods Company†	35,557
3,980	McKesson Corporation	130,305
5,408	Safeway Incorporated†	132,009
5,250	Smurfit-Stone Container Corporation†	82,845
2,848	Supervalu Incorporated	68,637
8,268	Sysco Corporation	260,111
5,374	Unilever NV	300,837
8,188	Unilever plc ADR	267,093

		1,747,700

TOTAL COMMON STOCK (Cost $194,257,876)		181,616,145

Real Estate Investment Trust — 0.95%
5,299	Archstone-Smith Trust	138,569
1,784	Boston Properties Incorporated	76,623
3,342	CBL & Associates Properties	163,658
6,018	Crescent Real Estate Incorporated	87,321
4,863	Duke Realty Corporation	134,559
5,353	Equity Office Properties Trust	148,920
3,164	Equity Residential	92,009
8,879	Host Marriott Corporation†	88,968
2,723	iStar Financial Incorporated	99,825
3,443	Kimco Realty Corporation	143,504
5,200	Pennsylvania Real Estate	161,200

Shares	Security Name	Value
2,248	Public Storage Incorporated	$82,929
4,400	Saul Centers Incorporated	119,460
3,044	Simon Property Group Incorporated	130,009
5,500	Tanger Factory Outlet Centers Incorporated	185,625
2,864	The Rouse Company	114,188
1,796	Vornado Realty Trust	84,680
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,020,883)		2,052,047

Principal	Interest Rate	Maturity Date
US Treasury Obligations — 14.19%
US TREASURY BONDS — 14.19%
$1,230,000	5.38	2/15/31	1,256,425
4,590,000	7.50	11/15/16	5,722,977
1,180,000	8.88	2/15/19	1,654,904
2,270,000	8.13	8/15/19	3,002,341
9,875,000	8.00	11/15/21	13,052,360
3,130,000	7.25	8/15/22	3,857,237
1,070,000	6.13	11/15/27	1,177,752
825,000	6.25	5/15/30	931,155
TOTAL US TREASURY OBLIGATIONS (Cost $32,049,298)			30,655,151

Short Term Investments — 0.83%

US TREASURY BILLS — 0.83%
18,000	0.90^	10/16/03	17,980
205,000	0.91^	10/16/03	204,772
306,000	0.92^	10/16/03	306,000
1,273,000	0.91^	10/16/03	1,271,590
TOTAL SHORT TERM INVESTMENTS (Cost $1,800,336)			1,800,342

TOTAL INVESTMENT IN SECURITIES (Cost $230,128,393)	100.02%	$216,123,685

Other Assets and Liabilities, Net	(0.02)	(51,216)

TOTAL NET ASSETS	100.00%	$216,072,469

(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
^	Yield to Maturity.
†	Non-income earning securities.
‡	Security of an affiliate of the fund with a cost of $995,608

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank —

WELLS FARGO OUTLOOK FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — AUGUST 31, 2003 (UNAUDITED)

	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$78,585,767	$173,260,508	$277,140,642	$160,173,860	$216,123,685
Cash	50,813	50,293	50,866	50,141	50,038
Collateral for securities loaned	37,827,849	82,037,915	127,919,437	58,989,993	61,393,901
Receivable for dividends and interest and other receivables	486,505	1,027,176	1,265,536	574,396	755,473
Receivable for investments sold	0	0	57,600	77,288	0
Receivable for Fund shares issued	201,027	313,921	184,875	100,207	57,108
Prepaid expenses and other assets	99	0	0	0	0

TOTAL ASSETS	117,152,060	256,689,813	406,618,956	219,965,885	278,380,205

LIABILITIES
Payable for securities loaned	37,827,849	82,037,915	127,919,437	58,989,993	61,393,901
Payable for Fund shares redeemed	14,725	45,679	96,954	44,592	85,610
Payable for investment advisor and affiliates	18,947	65,556	109,976	51,823	108,345
Payable to other related parties (1)	36,554	53,887	62,314	42,399	71,817
Accrued expenses and other liabilities	213,746	307,236	311,932	261,593	648,063

TOTAL LIABILITIES	38,111,821	82,510,273	128,500,613	59,390,400	62,307,736

TOTAL NET ASSETS	$79,040,239	$174,179,540	$278,118,343	$160,575,485	$216,072,469

NET ASSETS CONSIST OF:

Paid-in capital	$80,009,413	$181,973,911	$299,674,137	$171,794,832	$250,299,221
Undistributed net investment income (loss)	157,080	297,612	477,123	263,650	261,115
Undistributed net realized gain (loss) on investments and foreign currency transactions and futures	(1,181,527)	(6,588,712)	(11,061,851)	(321,143)	(20,483,159)
Net unrealized appreciation (depreciation) of investments	55,273	(1,503,271)	(10,971,066)	(11,161,854)	(14,004,708)

TOTAL NET ASSETS	$79,040,239	$174,179,540	$278,118,343	$160,575,485	$216,072,469

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$35,944,672	$76,849,680	$126,989,243	$91,920,541	$132,584,858
Shares outstanding – Class A	3,767,022	6,832,106	10,871,106	7,623,454	10,585,430
Net asset value per share – Class A	$9.54	$11.25	$11.68	$12.06	$12.53
Maximum offering price per share – Class A (2)	$10.12	$11.94	$12.39	$12.80	$13.29
Net Assets – Class B	$21,541,126	$34,621,886	$32,172,123	$21,143,754	$44,597,326
Shares outstanding – Class B	2,218,619	3,077,272	2,778,480	1,783,426	3,692,039
Net asset value and offering price per share – Class B	$9.71	$11.25	$11.58	$11.86	$12.08
Net Assets – Class C	$10,873,495	$6,946,974	$6,795,064	$4,068,785	$4,065,138
Shares outstanding – Class C	1,121,904	612,279	583,052	342,763	336,538
Net asset value per share – Class C	$9.69	$11.35	$11.65	$11.87	$12.08
Maximum offering price per share – Class C (3)	$9.79	$11.46	$11.77	$11.99	$12.20
Net Assets – Institutional Class	$10,680,946	$55,761,000	$112,161,913	$43,442,405	$34,825,147
Shares outstanding – Institutional Class	1,102,251	4,919,168	9,502,809	3,573,595	2,747,080
Net asset value and offering price per share – Institutional Class	$9.69	$11.34	$11.80	$12.16	$12.68

INVESTMENT AT COST (NOTE 2)	$78,530,494	$174,763,779	$288,111,708	$171,335,714	$230,128,393

SECURITIES ON LOAN, AT MARKET VALUE	$36,938,439	$79,950,795	$124,824,321	$57,610,507	$59,754,267

(1)	Other related parties include the Funds’ trustees and distributor.
(2)	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(3)	Maximum offering price is computed as 100/99.00 of net asset value.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE PERIOD ENDED AUGUST 31, 2003 (UNAUDITED)	WELLS FARGO OUTLOOK FUNDS

	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040

INVESTMENT INCOME
Dividends (1)	$317,536	$961,890	$1,904,837	$1,296,392	$1,974,735
Interest	803,118	1,335,093	1,381,747	635,588	568,212
Securities lending income	34,433	74,053	99,588	46,638	52,000

TOTAL INVESTMENT INCOME	1,155,087	2,371,036	3,386,172	1,978,618	2,594,947

EXPENSES
Advisory fees	264,985	580,442	902,003	528,312	728,854
Administration fees	18,928	41,461	64,427	37,736	52,061
Administration fees – Class Level
Class A	49,610	103,825	165,318	120,588	173,802
Class B	29,019	48,537	45,190	29,476	64,025
Class C	13,369	8,881	8,463	4,763	5,676
Institutional Class	9,998	50,666	101,307	40,355	34,313
Custody fees	7,571	16,585	25,772	15,095	20,824
Shareholder servicing fees	82,141	143,968	195,509	138,239	217,413
Portfolio accounting fees	12,293	14,863	17,480	14,439	16,072
Distribution fees
Class B	77,729	130,010	121,045	78,952	171,496
Class C	35,811	23,789	22,670	12,760	15,204
Legal and audit fees	17,210	16,838	17,211	17,211	17,210
Registration fees	14,336	21,923	29,789	21,973	26,611
Directors’ fees	2,111	2,111	2,111	2,111	2,111
Shareholder reports	10,325	25,599	42,922	29,018	51,230
Other	2,884	6,699	11,477	8,014	17,602

TOTAL EXPENSES	648,320	1,236,197	1,772,694	1,099,042	1,614,504

LESS:
Waived fees and reimbursed expenses (Note 6)	(81,905)	(113,557)	(136,433)	(106,419)	(166,573)
NET EXPENSES	566,415	1,122,640	1,636,261	992,623	1,447,931

NET INVESTMENT INCOME (LOSS)	588,672	1,248,396	1,749,911	985,995	1,147,016

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities	(736,284)	(2,751,713)	(3,599,840)	(351,115)	(7,966,822)

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(736,284)	(2,751,713)	(3,599,840)	(351,115)	(7,966,822)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	5,369,732	17,671,608	33,053,137	20,630,635	40,837,043

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	5,369,732	17,671,608	33,053,137	20,630,635	40,837,043

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,633,448	14,919,895	29,453,297	20,279,520	32,870,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,222,120	$16,168,291	$31,203,208	$21,265,515	$34,017,237

(1) NET OF FOREIGN WITHHOLDING TAXES	$15,083	$68,129	$79,559	$48,189	$80,838

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	OUTLOOK TODAY		OUTLOOK 2010
	(Unaudited) For the Six Months Ended August 31, 2003	For the Year Ended February 28, 2003	(Unaudited) For the Six Months Ended August 31, 2003	For the Year Ended February 28, 2003

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$69,281,351	$74,950,443	$150,087,200	$173,510,852

OPERATIONS:
Net investment income (loss)	588,672	1,409,695	1,248,396	2,650,245
Net realized gain (loss) on sale of investments	(736,284)	660,829	(2,751,713)	(2,816,073)
Net change in unrealized appreciation (depreciation) of investments	5,369,732	(5,577,318)	17,671,608	(17,218,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,222,120	(3,506,794)	16,168,291	(17,384,503)

Distributions to shareholders:
Net investment income
Class A	(324,978)	(859,765)	(624,834)	(1,489,514)
Class B	(137,633)	(312,644)	(207,596)	(497,328)
Class C	(62,856)	(129,644)	(38,110)	(73,300)
Institutional Class	(103,435)	(230,965)	(479,898)	(869,780)
Net realized gain on sales of investments
Class A	0	(608,063)	0	(415,153)
Class B	0	(337,642)	0	(196,112)
Class C	0	(134,479)	0	(31,759)
Institutional Class	0	(143,553)	0	(227,943)

Capital shares transactions:
Proceeds from shares sold – Class A	4,307,333	6,688,606	9,840,645	12,208,481
Reinvestment of dividends – Class A	312,993	1,405,214	608,691	1,871,653
Cost of shares redeemed – Class A	(4,154,419)	(13,127,935)	(9,196,250)	(24,661,516)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	465,907	(5,034,115)	1,253,086	(10,581,382)

Proceeds from shares sold – Class B	3,162,602	8,486,378	2,461,682	5,313,881
Reinvestment of dividends – Class B	126,630	608,273	195,211	655,410
Cost of shares redeemed – Class B	(2,422,301)	(4,751,063)	(3,995,082)	(9,400,328)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	866,931	4,343,588	(1,338,189)	(3,431,037)

Proceeds from shares sold – Class C	3,543,787	3,861,891	1,409,100	2,713,004
Reinvestment of dividends – Class C	55,328	216,881	32,902	91,765
Cost of shares redeemed – Class C	(1,115,261)	(3,275,723)	(675,188)	(2,319,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	2,483,854	803,049	766,814	485,164

Proceeds from shares sold – Institutional Class	2,321,327	4,464,786	13,971,673	19,228,765
Reinvestment of dividends – Institutional Class	103,435	374,517	478,732	1,095,738
Cost of shares redeemed – Institutional Class	(1,075,784)	(4,357,368)	(5,857,629)	(9,035,508)

NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	1,348,978	481,935	8,592,776	11,288,995

NET INCREASE (DECREASE) IN NET ASSETS	9,758,888	(5,669,092)	24,092,340	(23,423,652)

NET ASSETS:

ENDING NET ASSETS	$79,040,239	$69,281,351	$174,179,540	$150,087,200

Shares Issued and Redeemed:
Shares sold – Class A	461,910	718,015	909,798	1,122,349
Shares issued in reinvestment of dividends – Class A	33,678	151,722	56,417	173,022
Shares redeemed – Class A	(443,260)	(1,397,644)	(860,625)	(2,281,386)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	52,328	(527,907)	105,590	(986,015)

Shares sold – Class B	332,368	891,237	227,885	483,449
Shares issued in reinvestment of dividends – Class B	13,371	64,790	18,039	60,537
Shares redeemed – Class B	(256,274)	(501,428)	(367,764)	(875,857)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	89,465	454,599	(121,840)	(331,871)

Shares sold – Class C	374,837	409,689	128,010	247,127
Shares issued in reinvestment of dividends – Class C	5,839	23,095	3,007	8,416
Shares redeemed – Class C	(117,392)	(346,270)	(62,759)	(215,148)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	263,284	86,514	68,258	40,395

Shares sold – Institutional Class	245,836	472,064	1,285,463	1,753,928
Shares issued in reinvestment of dividends – Institutional Class	10,956	39,864	43,930	101,128
Shares redeemed – Institutional Class	(114,083)	(462,937)	(537,875)	(837,741)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING—INSTITUTIONAL CLASS	142,709	48,991	791,518	1,017,315

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$157,080	$197,310	$297,612	$399,654

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO OUTLOOK FUNDS

OUTLOOK 2020		OUTLOOK 2030		OUTLOOK 2040
(Unaudited) For the Six Months Ended August 31, 2003	For the Year Ended February 28, 2003	(Unaudited) For the Six Months Ended August 31, 2003	For the Year Ended February 28, 2003	(Unaudited) For the Six Months Ended August 31, 2003	For the Year Ended February 28, 2003

$231,535,861	$282,207,262	$134,266,749	$162,957,715	$189,121,289	$276,527,541

1,749,911	3,044,620	985,995	1,242,447	1,147,016	1,301,994
(3,599,840)	(7,066,070)	(351,115)	4,360,208	(7,966,822)	(11,734,874)

33,053,137	(37,265,991)	20,630,635	(33,904,046)	40,837,043	(43,342,406)

31,203,208	(41,287,441)	21,265,515	(28,301,391)	34,017,237	(53,775,286)

(745,696)	(1,504,771)	(516,501)	(839,357)	(703,192)	(928,018)
(127,238)	(249,459)	(78,922)	(101,914)	(164,906)	(128,086)
(23,799)	(39,013)	(13,234)	(11,503)	(14,866)	(10,401)
(753,508)	(1,433,375)	(298,752)	(415,526)	(246,429)	(318,252)

0	0	0	(3,178,411)	0	(931,523)
0	0	0	(860,602)	0	(377,802)
0	0	0	(109,004)	0	(32,777)
0	0	0	(1,243,501)	0	(224,797)

16,495,745	18,584,376	10,936,735	16,044,412	9,870,965	8,099,258
733,731	1,479,925	505,100	3,942,122	691,602	1,830,320
(8,954,285)	(31,134,712)	(7,077,933)	(24,127,695)	(9,104,538)	(34,123,589)

8,275,191	(11,070,411)	4,363,902	(4,141,161)	1,458,029	(24,194,011)

2,311,037	3,269,971	1,583,393	1,855,318	898,518	2,165,007
123,152	243,278	76,586	945,870	161,238	496,898
(5,105,012)	(9,213,313)	(3,716,618)	(4,620,414)	(7,735,982)	(12,315,454)

(2,670,823)	(5,700,064)	(2,056,639)	(1,819,226)	(6,676,226)	(9,653,549)

1,284,793	1,953,378	1,224,713	1,533,660	352,364	1,134,903
23,176	36,735	12,850	117,216	14,118	40,761
(530,170)	(2,359,923)	(413,719)	(1,543,918)	(702,674)	(1,698,555)

777,799	(369,810)	823,844	106,958	(336,192)	(522,891)

22,366,300	24,270,120	8,345,353	14,736,524	7,467,531	11,665,291
750,345	1,426,395	297,479	1,651,150	246,006	542,010
(12,469,297)	(14,713,572)	(5,823,309)	(4,164,002)	(8,095,812)	(8,516,160)

10,647,348	10,982,943	2,819,523	12,223,672	(382,275)	3,691,141

46,582,482	(50,671,401)	26,308,736	(28,690,966)	26,951,180	(87,406,252)

$278,118,343	$231,535,861	$160,575,485	$134,266,749	$216,072,469	$189,121,289

1,458,388	1,656,509	953,664	1,378,313	834,942	655,770
65,839	133,253	44,121	355,125	59,147	161,647
(805,969)	(2,806,124)	(618,479)	(2,051,468)	(785,127)	(2,876,277)

718,258	(1,016,362)	379,306	(318,030)	108,962	(2,058,860)

209,292	286,811	139,510	155,845	78,879	178,378
11,106	22,061	6,765	87,222	14,210	45,490
(463,155)	(840,904)	(332,502)	(399,796)	(680,779)	(1,086,883)

(242,757)	(532,032)	(186,227)	(156,729)	(587,690)	(863,015)

113,366	172,405	108,864	130,944	31,235	97,954
2,074	3,309	1,132	10,791	1,243	3,741
(47,620)	(212,480)	(37,418)	(131,231)	(62,439)	(150,345)

67,820	(36,766)	72,578	10,504	(29,961)	(48,650)

1,955,239	2,136,718	717,700	1,246,693	627,100	957,239

66,786	127,432	25,807	147,373	20,780	47,338
(1,111,374)	(1,312,191)	(500,706)	(349,134)	(669,290)	(713,391)

910,651	951,959	242,801	1,044,932	(21,410)	291,186

$477,123	$377,453	$263,650	$185,064	$261,115	$243,492

WELLS FARGO OUTLOOK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains	Return of Capital

OUTLOOK TODAY

A SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$8.96	0.09	0.58	(0.09)	0.00	N/A
March 1, 2002 to February 28, 2003	$9.79	0.21	(0.66)	(0.22)	(0.16)	N/A
March 1, 2001 to February 28, 2002	$9.94	0.29	(0.09)	(0.29)	(0.06)	N/A
March 1, 2000 to February 28, 2001	$10.30	0.38	0.21	(0.39)	(0.56)	N/A
March 1, 1999 to February 29, 2000	$10.52	0.38	0.09	(0.36)	(0.33)	N/A
March 1, 1998 to February 28, 1999	$10.83	0.36	0.32	(0.37)	(0.62)	N/A

B SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$9.12	0.05	0.60	(0.06)	0.00	N/A
March 1, 2002 to February 28, 2003	$9.96	0.15	(0.66)	(0.17)	(0.16)	N/A
March 1, 2001 to February 28, 2002	$10.11	0.23	(0.08)	(0.24)	(0.06)	N/A
March 1, 2000 to February 28, 2001	$10.44	0.31	0.24	(0.32)	(0.56)	N/A
March 1, 1999 to February 29, 2000	$10.61	0.27	0.14	(0.25)	(0.33)	N/A
August 1, 1998(3) to February 28, 1999	$10.91	0.07	0.29	(0.04)	(0.62)	N/A

C SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$9.11	0.06	0.59	(0.07)	0.00	N/A
March 1, 2002 to February 28, 2003	$9.94	0.16	(0.66)	(0.17)	(0.16)	N/A
March 1, 2001 to February 28, 2002	$10.09	0.23	(0.08)	(0.24)	(0.06)	N/A
March 1, 2000 to February 28, 2001	$10.44	0.34	0.21	(0.34)	(0.56)	N/A
March 1, 1999 to February 29, 2000	$10.62	0.29	0.12	(0.26)	(0.33)	N/A
December 1, 1998(3) to February 28, 1999	$11.24	0.04	(0.04)	(0.01)	(0.61)	N/A

INSTITUTIONAL SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$9.10	0.10	0.59	(0.10)	0.00	N/A
March 1, 2002 to February 28, 2003	$9.94	0.23	(0.66)	(0.25)	(0.16)	N/A
March 1, 2001 to February 28, 2002	$10.08	0.30	(0.07)	(0.31)	(0.06)	N/A
March 1, 2000 to February 28, 2001	$10.36	0.36	0.25	(0.33)	(0.56)	N/A
November 8, 1999(3) to February 29, 2000	$10.66	0.08	0.00	(0.05)	(0.33)	N/A

OUTLOOK 2010

A SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.25	0.08	1.01	(0.09)	0.00	N/A
March 1, 2002 to February 28, 2003	$11.65	0.19	(1.33)	(0.20)	(0.06)	N/A
March 1, 2001 to February 28, 2002	$12.22	0.28	(0.45)	(0.27)	(0.13)	N/A
March 1, 2000 to February 28, 2001	$12.88	0.35	(0.15)	(0.35)	(0.51)	N/A
March 1, 1999 to February 29, 2000	$13.27	0.34	0.66	(0.34)	(1.05)	N/A
March 1, 1998 to February 28, 1999	$13.16	0.32	0.94	(0.33)	(0.82)	N/A

B SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.26	0.05	1.01	(0.07)	0.00	N/A
March 1, 2002 to February 28, 2003	$11.66	0.13	(1.33)	(0.14)	(0.06)	N/A
March 1, 2001 to February 28, 2002	$12.23	0.20	(0.43)	(0.21)	(0.13)	N/A
March 1, 2000 to February 28, 2001	$12.88	0.28	(0.14)	(0.28)	(0.51)	N/A
March 1, 1999 to February 29, 2000	$13.25	0.25	0.68	(0.25)	(1.05)	N/A
March 1, 1998 to February 28, 1999	$13.10	0.22	0.97	(0.22)	(0.82)	N/A

C SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.35	0.05	1.02	(0.07)	0.00	N/A
March 1, 2002 to February 28, 2003	$11.75	0.13	(1.33)	(0.14)	(0.06)	N/A
March 1, 2001 to February 28, 2002	$12.32	0.20	(0.43)	(0.21)	(0.13)	N/A
March 1, 2000 to February 28, 2001	$12.97	0.29	(0.16)	(0.27)	(0.51)	N/A
March 1, 1999 to February 29, 2000	$13.29	0.21	0.72	(0.20)	(1.05)	N/A
December 1, 1998(3) to February 28, 1999	$13.98	0.04	0.09	0.00 (4)	(0.82)	N/A

INSTITUTIONAL SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.33	0.11	1.01	(0.11)	0.00	N/A
March 1, 2002 to February 28, 2003	$11.75	0.21	(1.33)	(0.24)	(0.06)	N/A
March 1, 2001 to February 28, 2002	$12.32	0.29	(0.43)	(0.30)	(0.13)	N/A
March 1, 2000 to February 28, 2001	$12.95	0.33	(0.12)	(0.33)	(0.51)	N/A
November 8, 1999 (3) to February 29, 2000	$13.83	0.07	0.13	(0.03)	(1.05)	N/A

(1)	These ratios include income earned and expenses charged to each fund. Annualized for periods of less than one year.
(2)	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
(3)	Commencement of operations.
(4)	Distribution was less than $0.01 per share
(5)	Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s Omitted)
	Net Investment Income (Loss)	Net Expenses	Gross Expenses

$9.54	1.76%	1.30%	1.46%	7.47%	13%	$35,945
$8.96	2.12%	1.30%	1.60%	(4.63)%	53%	$33,299
$9.79	2.85%	1.30%	1.63%	2.06%	51%	$41,543
$9.94	3.66%	1.30%	1.51%	5.79%	58%	$46,316
$10.30	3.29%	1.30%	1.45%	4.47%	55%	$44,801
$10.52	3.27%	1.25%	1.31%	6.40%	66%	$56,986

$9.71	1.17%	1.89%	2.21%	7.19%	13%	$21,541
$9.12	1.60%	1.80%	2.28%	(5.15)%	53%	$19,428
$9.96	2.31%	1.80%	2.26%	1.54%	51%	$16,678
$10.11	3.15%	1.80%	2.00%	5.30%	58%	$11,425
$10.44	2.76%	1.80%	2.17%	3.87%	55%	$6,457
$10.61	2.24%	1.70%	3.01%	3.35%	66%	$3,161

$9.69	1.15%	1.90%	2.22%	7.10%	13%	$10,873
$9.11	1.61%	1.80%	2.23%	(5.06)%	53%	$7,822
$9.94	2.32%	1.80%	2.26%	1.52%	51%	$7,678
$10.09	3.19%	1.80%	1.97%	5.36%	58%	$5,972
$10.44	2.77%	1.80%	2.13%	3.91%	55%	$7,243
$10.62	2.27%	1.76%	2.66%	0.02%	66%	$4,758

$9.69	2.05%	1.00%	1.13%	7.62%	13%	$10,681
$9.10	2.42%	1.00%	1.17%	(4.32)%	53%	$8,732
$9.94	3.06%	1.03%	1.29%	2.40%	51%	$9,052
$10.08	3.88%	1.04%	1.16%	5.94%	58%	$3,954
$10.36	3.56%	1.00%	1.05%	0.53%	55%	$134

$11.25	1.57%	1.30%	1.41%	10.69%	16%	$76,850
$10.25	1.69%	1.30%	1.44%	(9.86)%	65%	$68,977
$11.65	2.25%	1.30%	1.53%	(1.43)%	39%	$89,878
$12.22	2.74%	1.30%	1.43%	1.41%	54%	$107,161
$12.88	2.45%	1.30%	1.39%	7.50%	49%	$89,056
$13.27	2.42%	1.25%	1.28%	9.91%	38%	$89,543

$11.25	0.98%	1.89%	2.16%	10.32%	16%	$34,622
$10.26	1.19%	1.80%	2.13%	(10.34)%	65%	$32,831
$11.66	1.73%	1.80%	2.12%	(1.92)%	39%	$41,166
$12.23	2.23%	1.80%	1.95%	0.93%	54%	$36,727
$12.88	1.93%	1.80%	1.94%	6.96%	49%	$29,937
$13.25	1.90%	1.76%	1.84%	9.30%	38%	$18,158

$11.35	0.96%	1.90%	2.16%	10.34%	16%	$6,947
$10.35	1.18%	1.80%	2.21%	(10.29)%	65%	$5,631
$11.75	1.74%	1.80%	2.12%	(1.90)%	39%	$5,919
$12.32	2.24%	1.80%	1.96%	0.89%	54%	$5,850
$12.97	1.88%	1.80%	2.52%	6.91%	49%	$5,364
$13.29	2.04%	1.76%	7.72%	1.11%	38%	$675

$11.34	1.86%	1.00%	1.08%	10.86%	16%	$55,761
$10.33	1.98%	1.00%	1.05%	(9.60)%	65%	$42,649
$11.75	2.48%	1.03%	1.21%	(1.14)%	39%	$36,548
$12.32	3.03%	1.04%	1.08%	1.52%	54%	$22,299
$12.95	2.72%	1.00%	1.01%	1.08%	49%	$1,661

WELLS FARGO OUTLOOK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains	Return of Capital

OUTLOOK 2020

A SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.36	0.07	1.32	(0.07)	0.00	N/A
March 1, 2002 to February 28, 2003	$12.29	0.14	(1.93)	(0.14)	0.00	N/A
March 1, 2001 to February 28, 2002	$13.28	0.13	(0.87)	(0.14)	(0.11)	N/A
March 1, 2000 to February 28, 2001	$14.78	0.24	(0.75)	(0.23)	(0.74)	(0.02)
March 1, 1999 to February 29, 2000	$14.91	0.24	1.33	(0.24)	(1.46)	N/A
March 1, 1998 to February 28, 1999	$14.70	0.24	1.47	(0.25)	(1.25)	N/A

B SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.28	0.04	1.30	(0.04)	0.00	N/A
March 1, 2002 to February 28, 2003	$12.18	0.07	(1.90)	(0.07)	0.00	N/A
March 1, 2001 to February 28, 2002	$13.17	0.07	(0.87)	(0.08)	(0.11)	N/A
March 1, 2000 to February 28, 2001	$14.66	0.16	(0.74)	(0.16)	(0.74)	(0.01)
March 1, 1999 to February 29, 2000	$14.79	0.15	1.33	(0.15)	(1.46)	N/A
March 1, 1998 to February 28, 1999	$14.55	0.15	1.48	(0.15)	(1.24)	N/A

C SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.34	0.05	1.31	(0.05)	0.00	N/A
March 1, 2002 to February 28, 2003	$12.26	0.07	(1.92)	(0.07)	0.00	N/A
March 1, 2001 to February 28, 2002	$13.25	0.07	(0.87)	(0.08)	(0.11)	N/A
March 1, 2000 to February 28, 2001	$14.74	0.16	(0.74)	(0.16)	(0.74)	(0.01)
March 1, 1999 to February 29, 2000	$14.82	0.11	1.37	(0.10)	(1.46)	N/A
December 1, 1998(3) to February 28, 1999	$15.82	0.01	0.22	0.00 (4)	(1.23)	N/A

INSTITUTIONAL SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.47	0.10	1.32	(0.09)	0.00	N/A
March 1, 2002 to February 28, 2003	$12.42	0.17	(1.94)	(0.18)	0.00	N/A
March 1, 2001 to February 28, 2002	$13.42	0.16	(0.87)	(0.18)	(0.11)	N/A
March 1, 2000 to February 28, 2001	$14.89	0.24	(0.72)	(0.23)	(0.74)	(0.02)
November 8, 1999(3) to February 29, 2000	$16.01	0.06	0.30	(0.02)	(1.46)	N/A

OUTLOOK 2030

A SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.48	0.08	1.57	(0.07)	0.00	N/A
March 1, 2002 to February 28, 2003	$13.34	0.11	(2.40)	(0.12)	(0.45)	N/A
March 1, 2001 to February 28, 2002	$15.13	0.12	(1.43)	(0.12)	(0.36)	N/A
March 1, 2000 to February 28, 2001	$16.96	0.17	(1.17)	(0.16)	(0.67)	N/A
March 1, 1999 to February 29, 2000	$17.15	0.17	2.03	(0.17)	(2.22)	N/A
March 1, 1998 to February 28, 1999	$16.51	0.18	1.93	(0.19)	(1.28)	N/A

B SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.32	0.04	1.54	(0.04)	0.00	N/A
March 1, 2002 to February 28, 2003	$13.13	0.04	(2.35)	(0.05)	(0.45)	N/A
March 1, 2001 to February 28, 2002	$14.88	0.05	(1.39)	(0.05)	(0.36)	N/A
March 1, 2000 to February 28, 2001	$16.72	0.07	(1.16)	(0.08)	(0.67)	N/A
March 1, 1999 to February 29, 2000	$16.93	0.08	2.01	(0.08)	(2.22)	N/A
March 1, 1998 to February 28, 1999	$16.28	0.09	1.92	(0.10)	(1.26)	N/A

C SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.33	0.05	1.54	(0.05)	0.00	N/A
March 1, 2002 to February 28, 2003	$13.14	0.05	(2.36)	(0.05)	(0.45)	N/A
March 1, 2001 to February 28, 2002	$14.90	0.04	(1.39)	(0.05)	(0.36)	N/A
March 1, 2000 to February 28, 2001	$16.74	0.08	(1.17)	(0.08)	(0.67)	N/A
March 1, 1999 to February 29, 2000	$16.94	0.06	2.01	(0.05)	(2.22)	N/A
December 1, 1998(3) to February 28, 1999	$17.89	0.00	0.31	0.00 (4)	(1.26)	N/A

INSTITUTIONAL SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.57	0.10	1.58	(0.09)	0.00	N/A
March 1, 2002 to February 28, 2003	$13.45	0.14	(2.41)	(0.16)	(0.45)	N/A
March 1, 2001 to February 28, 2002	$15.24	0.15	(1.42)	(0.16)	(0.36)	N/A
March 1, 2001 to February 28, 2001	$17.07	0.17	(1.16)	(0.17)	(0.67)	N/A
November 8, 1999(3) to February 29, 2000	$18.73	0.03	0.54	(0.01)	(2.22)	N/A

(1)	These ratios include income earned and expenses charged to each fund. Annualized for periods of less than one year.
(2)	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
(3)	Commencement of operations.
(4)	Distribution was less than $0.01 per share
(5)	Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s Omitted)
	Net Investment Income (Loss)	Net Expenses	Gross Expenses

$11.68	1.33%	1.30%	1.40%	13.46%	15%	$126,989
$10.36	1.16%	1.30%	1.42%	(14.65)%	62%	$105,206
$12.29	1.35%	1.30%	1.50%	(5.57)%	29%	$137,265
$13.28	1.63%	1.30%	1.39%	(3.79)%	39%	$154,871
$14.78	1.52%	1.30%	1.33%	10.45%	43%	$176,460
$14.91	1.61%	1.25%	1.26%	12.02%	36%	$165,584

$11.58	0.75%	1.89%	2.15%	13.09%	15%	$32,172
$10.28	0.66%	1.80%	2.13%	(15.04)%	62%	$31,052
$12.18	0.85%	1.80%	2.08%	(6.09)%	29%	$43,280
$13.17	1.12%	1.80%	1.94%	(4.25)%	39%	$47,591
$14.66	1.02%	1.80%	1.95%	9.90%	43%	$47,472
$14.79	1.04%	1.76%	1.84%	11.56%	36%	$28,467

$11.65	0.74%	1.90%	2.15%	13.12%	15%	$6,795
$10.34	0.66%	1.80%	2.20%	(15.12)%	62%	$5,330
$12.26	0.83%	1.80%	2.08%	(6.06)%	29%	$6,767
$13.25	1.15%	1.80%	1.96%	(4.26)%	39%	$6,308
$14.74	0.92%	1.80%	3.28%	9.87%	43%	$3,009
$14.82	0.76%	1.71%	52.02%	1.70%	36%	$192

$11.80	1.63%	1.00%	1.07%	13.58%	15%	$112,162
$10.47	1.46%	1.00%	1.01%	(14.35)%	62%	$89,948
$12.42	1.60%	1.03%	1.18%	(5.30)%	29%	$94,895
$13.42	1.93%	1.04%	1.04%	(3.58)%	39%	$64,541
$14.89	1.69%	1.00%	1.01%	1.74%	43%	$3,879

$12.06	1.33%	1.30%	1.43%	15.78%	21%	$91,921
$10.48	0.88%	1.30%	1.52%	(17.40)%	68%	$75,953
$13.34	0.81%	1.30%	1.57%	(8.68)%	27%	$100,884
$15.13	0.97%	1.30%	1.41%	(6.29)%	27%	$133,569
$16.96	0.96%	1.30%	1.37%	12.63%	26%	$140,867
$17.15	1.07%	1.23%	1.26%	13.25%	19%	$134,008

$11.86	0.74%	1.89%	2.18%	15.35%	21%	$21,144
$10.32	0.38%	1.80%	2.21%	(17.76)%	68%	$20,319
$13.13	0.30%	1.80%	2.17%	(9.10)%	27%	$27,913
$14.88	0.47%	1.80%	2.00%	(6.79)%	27%	$34,570
$16.72	0.44%	1.80%	1.98%	12.13%	26%	$36,406
$16.93	0.52%	1.75%	1.84%	12.64%	19%	$25,206

$11.87	0.73%	1.90%	2.18%	15.37%	21%	$4,069
$10.33	0.39%	1.80%	2.44%	(17.78)%	68%	$2,791
$13.14	0.29%	1.80%	2.17%	(9.12)%	27%	$3,412
$14.90	0.49%	1.80%	2.16%	(6.79)%	27%	$3,467
$16.74	0.36%	1.80%	5.37%	12.05%	26%	$1,293
$16.94	0.16%	1.73%	72.87%	1.98%	19%	$92

$12.16	1.62%	1.00%	1.10%	15.90%	21%	$43,442
$10.57	1.17%	1.00%	1.07%	(17.10)%	68%	$35,203
$13.45	1.05%	1.03%	1.24%	(8.47)%	27%	$30,749
$15.24	1.27%	1.05%	1.05%	(6.08)%	27%	$19,156
$17.07	1.06%	1.00%	1.02%	2.39%	26%	$1,203

WELLS FARGO OUTLOOK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains	Return of Capital

OUTLOOK 2040

A SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.65	0.07	1.88	(0.07)	0.00	N/A
March 1, 2002 to February 28, 2003	$13.55	0.08 (5)	(2.81)	(0.08)	(0.09)	N/A
March 1, 2001 to February 28, 2002	$15.50	0.03	(1.80)	0.00	(0.18)	N/A
March 1, 2000 to February 28, 2001	$18.78	0.02	(1.98)	(0.03)	(1.29)	N/A
March 1, 1999 to February 29, 2000	$17.87	0.05	2.78	(0.05)	(1.87)	N/A
March 1, 1998 to February 28, 1999	$17.07	0.08	2.39	(0.08)	(1.59)	N/A

B SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.28	(0.01)	1.85	(0.04)	0.00	N/A
March 1, 2002 to February 28, 2003	$13.08	0.02 (5)	(2.70)	(0.03)	(0.09)	N/A
March 1, 2001 to February 28, 2002	$15.05	(0.05)	(1.74)	0.00	(0.18)	N/A
March 1, 2000 to February 28, 2001	$18.34	(0.05)	(1.95)	0.00 (4)	(1.29)	N/A
March 1, 1999 to February 29, 2000	$17.52	(0.04)	2.73	0.00	(1.87)	N/A
March 1, 1998 to February 28, 1999	$16.76	(0.01)	2.33	(0.01)	(1.55)	N/A

C SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.28	0.02	1.82	(0.04)	0.00	N/A
March 1, 2002 to February 28, 2003	$13.09	0.02 (5)	(2.71)	(0.03)	(0.09)	N/A
March 1, 2001 to February 28, 2002	$15.06	(0.04)	(1.75)	0.00	(0.18)	N/A
March 1, 2000 to February 28, 2001	$18.34	(0.05)	(1.94)	0.00 (4)	(1.29)	N/A
March 1, 1999 to February 29, 2000	$17.53	(0.04)	2.72	0.00	(1.87)	N/A
July 1, 1998(3) to February 28, 1999	$18.01	(0.01)	1.08	0.00	(1.55)	N/A

INSTITUTIONAL SHARES
March 1, 2003 to August 31, 2003 (Unaudited)	$10.77	0.08	1.91	(0.08)	0.00	N/A
March 1, 2002 to February 28, 2003	$13.71	0.12 (5)	(2.85)	(0.12)	(0.09)	N/A
March 1, 2001 to February 28, 2002	$15.64	0.07	(1.82)	0.00	(0.18)	N/A
March 1, 2000 to February 28, 2001	$18.90	0.07	(1.99)	(0.05)	(1.29)	N/A
November 8, 1999(3) to February 29, 2000	$19.97	0.00	0.80	0.00	(1.87)	N/A

(1)	These ratios include income earned and expenses charged to each fund. Annualized for periods of less than one year.
(2)	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
(3)	Commencement of operations.
(4)	Distribution was less than $0.01 per share
(5)	Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s Omitted)
	Net Investment Income (Loss)	Net Expenses	Gross Expenses

$12.53	1.20%	1.30%	1.43%	18.33%	12%	$132,585
$10.65	0.65%	1.30%	1.49%	(20.24)%	54%	$111,546
$13.55	0.24%	1.30%	1.55%	(11.45)%	14%	$169,829
$15.50	0.15%	1.30%	1.41%	(11.09)%	20%	$218,085
$18.78	0.24%	1.30%	1.36%	15.65%	29%	$306,002
$17.87	0.42%	1.25%	1.26%	14.98%	19%	$261,808

$12.08	0.62%	1.89%	2.18%	17.93%	12%	$44,597
$10.28	0.15%	1.80%	2.23%	(20.60)%	54%	$43,980
$13.08	(0.27)%	1.80%	2.14%	(11.93)%	14%	$67,290
$15.05	(0.35)%	1.80%	2.05%	(11.53)%	20%	$84,993
$18.34	(0.28)%	1.80%	1.95%	15.07%	29%	$93,757
$17.52	(0.12)%	1.75%	1.78%	14.37%	19%	$63,395

$12.08	0.61%	1.89%	2.18%	17.94%	12%	$4,065
$10.28	0.15%	1.80%	2.31%	(20.66)%	54%	$3,767
$13.09	(0.27)%	1.80%	2.14%	(11.92)%	14%	$5,432
$15.06	(0.35)%	1.80%	1.96%	(11.52)%	20%	$6,349
$18.34	(0.30)%	1.80%	2.55%	15.07%	29%	$6,095
$17.53	(0.39)%	1.71%	4.71%	6.40%	19%	$3,096

$12.68	1.49%	1.00%	1.10%	18.58%	12%	$34,825
$10.77	0.96%	1.00%	1.03%	(20.02)%	54%	$29,829
$13.71	0.54%	1.02%	1.22%	(11.22)%	14%	$33,976
$15.64	0.46%	1.04%	1.07%	(10.80)%	20%	$31,613
$18.90	0.24%	1.00%	1.01%	3.27%	29%	$1,069

WELLS FARGO OUTLOOK FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware statutory trust on March 10, 1999, and is currently comprised of 68 separate series. These financial statements represent the Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030, and Outlook 2040 Funds (each a “Fund”, collectively the “Funds”).

Each Fund is authorized to issue four classes of shares: Class A, Class B, Class C and Institutional Class. The four classes of shares differ principally in their respective distribution, shareholder servicing and administration fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, the valuations are based on the latest quoted bid prices. In the absence of any sale or bid price of such securities, the securities are fair valued in accordance with procedures approved by the Trust’s Board of Trustees.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust’s Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust’s Board of Trustees.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Non-cash dividends and interest, if any, are included in investment income at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO OUTLOOK FUNDS

Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as a Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which income and realized gains (losses) were recorded by the Funds.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains also may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required at August 31, 2003.

The following Funds had estimated net capital loss carryforwards at February 28, 2003, which are available to offset future net realized capital gains.

Fund	Year Expires	Capital Loss Carryforwards
Outlook 2020	2010	408,192
	2011	1,722,187
Outlook 2040	2010	797,881
	2011	4,325,640

For tax purposes, the following Funds have a current year deferred post-October capital loss. These losses will be realized for tax purposes on the first day of the succeeding year.

Fund	Deferred Post-October Capital Loss
Outlook 2010	2,771,437
Outlook 2020	4,024,498
Outlook 2030	1,074,813
Outlook 2040	6,607,670

FUTURES CONTRACTS

Each Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

There were no open futures contracts in any of the Funds at August 31, 2003.

WELLS FARGO OUTLOOK FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

There were no open repurchase agreements in any of the Funds at August 31, 2003.

SECURITY LOANS

The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the six-month period ended August 31, 2003 are shown on the Statement of Assets and Liabilities.

As of August 31, 2003, the cash collateral of each Fund was invested as follows:

Fund	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Outlook Today	20%	52%	27%	1%	100%
Outlook 2010	18%	49%	32%	1%	100%
Outlook 2020	22%	60%	16%	2%	100%
Outlook 2030	20%	51%	28%	1%	100%
Outlook 2040	18%	50%	31%	1%	100%

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect and wholly-owned subsidiary of Wells Fargo & Company, serves as adviser to the Funds and is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser. Funds Management is entitled to receive an annual fee of 0.70% of the Funds’ average daily net assets for its services as adviser.

Barclays Global Fund Advisors (“BGFA”), a wholly-owned subsidiary of Barclays Global Investors, N.A. (“BGI”), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BGFA invests the Funds’ assets according to an asset allocation model. BGFA is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund’s average daily net assets up to $100 million, 0.20% for the next $100 million, and 0.15% of each Fund’s average daily net assets in excess of $200 million.

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator of the Funds and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with the Funds. Under this Agreement, for providing administrative services, which now include paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO OUTLOOK FUNDS

entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund’s Class A, Class B or Class C shares and 0.25% of the average daily net assets of a Fund’s Institutional Class shares.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for all of the Funds. PFPC is entitled to receive an annual asset based fee, an annual fixed fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank MN”), whereby Wells Fargo Bank MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank MN is entitled to receive certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers, and other industry professionals (collectively, “Shareholder Servicing Agents”) for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B and Class C shares may pay each Shareholder Servicing Agent an annual fee of up to 0.25% of the average daily net asset value of each Fund’s shares beneficially owned by customers of the Shareholder Servicing Agent. No fee is currently charged for the Institutional Class shares.

The shareholder servicing fees paid on behalf of the Funds for the six-month period ended August 31, 2003 were as follows:

Fund	Class A	Class B	Class C
Outlook Today	$44,294	$25,910	$11,937
Outlook 2010	92,701	43,337	7,930
Outlook 2020	147,605	40,348	7,556
Outlook 2030	107,668	26,318	4,253
Outlook 2040	155,180	57,165	5,068

The Trust has entered into an agreement with Stephens Inc. (“Stephens”) for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class B and Class C shares. For providing these services, Stephens is entitled to receive annual fees of 0.75% of the average daily net assets of Class B and Class C shares. There are no 12b-1 fees charged for the Class A or Institutional Class shares of the Funds.

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2003, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the six-month period ended August 31, 2003, were as follows:

Fund	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
Outlook Today	$12,942,883	$1,295,253	$3,761,531	$5,508,690
Outlook 2010	27,949,857	6,265,194	9,461,532	15,834,058
Outlook 2020	41,712,920	12,439,521	15,934,406	20,503,656
Outlook 2030	28,233,291	6,772,414	17,003,131	13,726,940
Outlook 2040	18,189,552	5,998,530	7,449,969	22,323,206

WELLS FARGO OUTLOOK FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

7. BANK BORROWINGS

All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the six-month period ended August 31, 2003.

BOARD OF TRUSTEES	WELLS FARGO OUTLOOK FUNDS

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

WELLS FARGO OUTLOOK FUNDS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

LIST OF ABBREVIATIONS	WELLS FARGO OUTLOOK FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ADR	— American Depository Receipts
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
BART	— Bay Area Rapid Transit
CDA	— Community Development Authority
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
Connie Lee	— Connie Lee Insurance Company
COP	— Certificate of Participation
CP	— Commercial Paper
CTF	— Common Trust Fund
DOT	— Department of Transportation
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
EDFA	— Education Finance Authority
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRN	— Floating Rate Notes
FSA	— Financial Security Assurance, Inc
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Higher Education Facilities Authority
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Corporation
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MUD	— Municipal Utility District
MTN	— Medium Term Note
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PLC	— Private Placement
PSFG	— Public School Fund Guaranty
RAW	— Revenue Anticipation Warrants
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
R&D	— Research & Development
SFMR	— Single Family Mortgage Revenue
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
USD	— Unified School District
V/R	— Variable Rate
WEBS	— World Equity Benchmark Shares

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	SAR 003 (8/03)

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

                CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WELLS FARGO FUNDS TRUST

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President

Date: October 2, 2003

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WELLS FARGO FUNDS TRUST

By:	/s/ STACIE D. DEANGELO
Stacie D. DeAngelo Treasurer

Date: October 2, 2003